UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: July 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Accounts Portfolios Trust
Mutual Funds
Nuveen Managed
July 31, 2023
Annual
Report
Fund Name
Municipal Total Return Managed Accounts Portfolio NMTRX
Nuveen Core Impact Bond Managed Accounts Portfolio NCIRX
Nuveen Emerging Markets Debt Managed Accounts Portfolio NEMDX
Nuveen High Yield Managed Accounts Portfolio NMYHX
Nuveen Preferred Securities and Income Managed Accoun ts Portfolio NISPX
Nuveen Securitized Credit Managed Accounts Portfolio NNSDX

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 11
About the Funds’ Benchmarks 13
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 14
Yields 27
Expense Examples 28
Report of Independent Registered Public Accounting Firm 31
Portfolios of Investments 33
Statement of Assets and Liabilities 95
Statement of Operations 96
Statement of Changes in Net Assets 98
Financial Highlights 101
Notes to Financial Statements 113
Important Tax Information 124
Additional Fund Information 126
Glossary of Terms Used in this Report 127
Liquidity Risk Management Program 128
Annual Investment Management Agreement Approval Process 129
Trustees and Officers 139

Chair’s Letter
to Shareholders

Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. While inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since 2022 and the normalization of supply chains, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product increased to 2.1% in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. From March 2022 to July
2023 (with only a brief pause in June 2023), the Fed increased the target fed funds rate from near zero to a range of 5.25% to 5.50% as of July 2023. Despite historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages while the impact of the collapse of three regional U.S. banks (Silicon Valley Bank, Signature Bank and First Republic Bank) and major
European bank Credit Suisse in March 2023 adds to uncertainty.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. Additionally, market concerns surrounding the U.S. debt ceiling faded after the government agreed in June 2023 to suspend the nation’s borrowing limit until January 2025, averting a near-term default scenario. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
September 22, 2023

Important Notices
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended July 31, 2024.

Portfolio Managers’
Comments

Municipal Total Return Managed Accounts Portfolio
Nuveen Core Impact Bond Managed Accounts Portfolio
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Nuveen High Yield Managed Accounts Portfolio
Nuveen Preferred Securities and Income Managed Accounts Portfolio
Nuveen Securitized Credit Managed Accounts Portfolio
These Funds were developed exclusively for use within Nuveen-sponsored separately managed accounts and are specialized portfolios to be used in combination with selected individual securities to effectively model institutional-level investment strategies.
The Funds are managed by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’
investment adviser. Martin J. Doyle, CFA, serves as portfolio manager for the Municipal Total Return Managed Accounts Portfolio.
Stephen Liberatore, CFA, and Jessica M. Zarzycki, CFA, serve as portfolio managers for the Nuveen Core Impact Bond Managed
Accounts Portfolio. Katherine Renfrew and Melissa, J. Zaccagnino serve as portfolio managers for the Nuveen Emerging Markets
Debt Managed Accounts Portfolio. Kevin R. Lorenz, CFA, and Jacob J. Fitzpatrick, CFA, serve as portfolio managers for the Nuveen
High Yield Managed Accounts Portfolio. Brenda A. Langenfeld, CFA, and Matt R. Diamond serve as portfolio managers for the
Nuveen Preferred Securities and Income Managed Accounts Portfolio. Nicholas W. Travaglino and Peter A. Lewis serve as portfolio managers for the Nuveen Securitized Credit Managed Accounts Portfolio.
In November 2022, the Nuveen Core Impact Bond Managed Accounts Portfolio’s Board of Trustees approved a change in the
Fund’s fiscal year end from October 31 to July 31. As a result, the Fund has prepared an abbreviated nine-month annual report for the reporting period ended July 31, 2023.
Here the portfolio management teams review the U.S. economy and market conditions, key investment strategies and the performance of the Funds for the twelve-month and abbreviated reporting periods ended July 31, 2023. For more information on each Fund’s investment objectives and policies, please refer to each Fund’s prospectus.
What factors affected the U.S. economy and financial markets during the abbreviated and twelve-month annual reporting periods ended July 31, 2023?
The U.S. economy performed better than expected despite persistent inflationary pressure and rising interest rates during the twelve-month period ended July 31, 2023. In the second quarter of 2023, the economy grew at an annualized rate of 2.1%, according to the second estimate from the U.S. Bureau of Economic Analysis, compared to 2.0% in the first quarter and in line with
2.1% in 2022 overall. Early in the reporting period, inflation rose sharply because of supply chain disruptions and high food and energy prices, the Russia-Ukraine war and China’s zero-COVID restrictions (eventually lifted in December 2022). During the reporting period, U.S. inflation reached its peak level in August 2022. Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies. Nevertheless, during the reporting period inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate seven times during the reporting period, bringing it to a range of 5.25% to 5.50% as of July
2023. One of the Fed’s rate increases occurred in March 2023, a decision that was closely watched because of the failure of Silicon
Valley Bank and Signature Bank during the same month and uncertainty around the economic impact of these failures. Additionally, in March 2023, Swiss bank UBS agreed to buy Credit Suisse, which was considered to be vulnerable in the current environment.
For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in
September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of July 2023, the unemployment rate remained near its pre-pandemic low of 3.5%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.

Portfolio Managers’ Comments
(continued)

Municipal Total Return Managed Accounts Portfolio
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2023?
The Fund and its portfolio serve as a component of a Nuveen separate municipal bond managed account product, so the Fund’s shares are offered only to investors who hold the separately managed account product. The Fund is permitted to invest across both the entire yield curve and credit spectrum of the municipal bond market. The portfolio of the separately managed account product, including both the Fund shares and directly purchased municipal securities, maintains, on a combined basis, an intermediate-term and higher quality characteristics. However, the Fund component of the product has historically focused more on lower quality and longer-term securities, which has served to elevate the prospects of the overall product for additional yield and total return, with a commensurate increase in overall risk.
The portfolio management team’s main initiatives during the reporting period were to increase exposure to higher-coupon bonds, longer call protection and bonds in the A, BBB and lower credit rating categories, while reducing exposure to bonds with lower acquisition yields. These actions were intended to increase the longer-term income generation of the Fund’s portfolio.
How did the Fund perform during the twelve-month reporting period ended July 31, 2023?
The Fund underperformed the Bloomberg 7-Year Municipal Bond Index for the twelve-month reporting period ended July 31, 2023.
For the purposes of this performance commentary, references to relative performance are in comparison to the Bloomberg 7-Year
Municipal Bond Index.
The Fund’s underperformance was primarily driven by its overweight to holdings with shorter durations, particularly two years and shorter. These holdings were under pressure because of higher yields on the short end of the yield curve for much of the reporting period. The Fund’s overweight to non-rated and below investment grade holdings also detracted from relative performance. Lower rated bonds, despite providing higher yields, experienced spread widening and underperformance during portions of the reporting period.
Partially offsetting the Fund’s underperformance was its overweight to holdings with longer maturities, generally 12 years and longer, and longer durations, generally six years and longer. Despite periods of volatility, longer bonds provided more income and generated higher total returns, contributing positively to relative performance. Additionally, an underweight to lower-coupon bonds was beneficial, as they faced selling pressure that resulted in underperformance relative to higher-coupon bonds.
Nuveen Core Impact Bond Managed Accounts Portfolio
What key strategies were used to manage the Fund during the abbreviated reporting period since the Fund’s change in fiscal year end on October 31, 2022, through July 31, 2023?
The investment objective of the Fund is to seek total return, primarily through current income, while giving special consideration to certain environmental, social and governance (“ESG”) criteria. During the reporting period, the Fund continued to invest in a broadly diversified portfolio focused on securities that meet Nuveen’s proprietary Impact Framework or emphasize ESG characteristics.
Through the Impact Framework, the Fund seeks opportunities to invest in publicly traded fixed income securities that finance initiatives in areas which have social or environmental/sustainable benefits including: (1) renewable energy and climate change, (2)
conservation of natural resources, (3) community and economic development, and (4) affordable housing.
The Fund’s process for evaluating ESG characteristics favors companies with leadership relative to their industry and peers across environmental, social and governance factors. As a result of the ESG criteria, the Fund will not generally invest in companies significantly involved in certain business activities including, but not limited to, the production of alcohol, tobacco, military weapons, firearms, nuclear power, thermal coal, and gambling products and services.
During the reporting period, the Fund continued to overweight spread sectors, which are non-government bond sectors that generally offer yields above those available on high quality government bonds.

In response to the Fed and other global central banks raising interest rates, the Fund moved higher up in the credit quality spectrum and reduced its overweight to emerging markets (EM) debt and high yield corporate bonds. The Fund also sought higher quality buying opportunities among sectors where pricing appeared to be dislocated from fundamentals.
How did the Fund perform during the Fund’s abbreviated reporting period ended July 31, 2023?
The Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the nine-month reporting period ended July 31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the Bloomberg U.S. Aggregate
Bond Index.
During the reporting period, the largest drivers of the Fund’s outperformance were its underweight to U.S. Treasuries and overweight allocations to spread sectors, as spread sectors generally outperformed. In particular, although the Fund reduced exposure to EM debt and high yield corporate bonds, the Fund maintained an overweight to these sectors, which contributed to relative performance as these securities generally performed well during the reporting period. An overweight to municipal bonds also contributed to relative performance.
Partially offsetting the Fund’s outperformance was its overweight to and security selection within commercial mortgage-backed securities (CMBS), as concerns over real estate, particularly office space, weighed negatively on CMBS performance.
Nuveen Emerging Markets Debt Managed Accounts Portfolio
What key strategies were used to manage the Fund during the abbreviated reporting period since the Fund’s inception on
November 1, 2022, through July 31, 2023?
The investment objective of the Fund is to seek total return.
During the abbreviated reporting period, the Fund maintained a more modest risk posture relative to its benchmark, taking advantage of tactical, select, idiosyncratic credit opportunities. The portfolio management team also kept the portfolio’s duration modestly shorter relative to the benchmark as the team anticipates rates to stay higher for longer.
How did the Fund perform during the abbreviated reporting period since the Fund’s inception on November 1, 2022, through July 31, 2023?
The Fund underperformed the JP Morgan EMGI Global Diversified Index for the abbreviated reporting period ended July 31, 2023.
For the purposes of this performance commentary, references to relative performance are in comparison to the JP Morgan EMGI
Global Diversified Index.
The Fund underperformed during the reporting period primarily because of an underweight to high yield credit, as lower quality bonds generally outperformed higher quality bonds amid the risk-on rally. The Fund is limited to a maximum of 30% below investment grade credit relative to a benchmark that is approximately 50% below investment grade credit. From a country allocation perspective, the Fund’s lack of exposure to select distressed credits that rallied from low prices, such as Argentina, Ukraine and Sri
Lanka, detracted from relative performance. Similarly, the Fund’s cash exposure during the invest-up period detracted from relative performance.
Partially offsetting the Fund’s underperformance were its underweights to low-beta Chinese quasi-sovereign debt and Ecuador sovereign debt, which underperformed during the reporting period. A shorter-duration posture relative to the benchmark contributed to relative performance amid the increase in interest rates.
Nuveen High Yield Managed Accounts Portfolio
What key strategies were used to manage the Fund during the abbreviated reporting period since the Fund’s inception on
November 1, 2022, through July 31, 2023?
The investment objective of the Fund is to seek total return primarily through high current income and, when consistent with its primary objective, capital appreciation.

Portfolio Managers’ Comments
(continued)

During the abbreviated reporting period, the Fund invested primarily in BB and B rated securities, with opportunistic investments in
CCC rated securities. The portfolio management team positioned the portfolio more defensively, emphasizing higher quality, high yield bonds that were better positioned to weather an economic slowdown while still offering attractive yields.
Over the course of the abbreviated reporting period, the Fund reduced its exposure to consumer discretionary names and increased exposure to less-cyclical companies. Given the narrowing in credit spreads across the consumer discretionary sector amid reduced recession risk, the portfolio management team believed companies in the sector were no longer adequately compensating investors for the risk on a relative basis.
How did the Fund perform during the abbreviated reporting period since the Fund’s inception on November 1, 2022, through July 31, 2023?
The Fund underperformed the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index for the abbreviated reporting period ended July 31, 2023. For the purposes of this performance commentary, references to relative performance are in comparison to the
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.
The Fund’s underperformance was primarily driven by an underweight to the leisure sector, including theaters, hotels, gaming, recreation and travel. The portfolio management team maintained an underweight to this sector because of weaking fundamentals and generally tight credit spreads during the reporting period. The portfolio management team anticipates leisure companies’
earnings will begin to weaken at a faster pace, as higher rates could eventually negatively impact the labor market and the consumer as excess savings accumulated during the pandemic become exhausted. Security selection within the support services industry also detracted from relative performance. Within the support services industry, a top individual detractor was Staples
Inc., which underperformed as return-to-office uptake has been slower than what was broadly anticipated in late 2022, causing performance to lag over the reporting period. The Fund’s underweights to the building materials and building/construction industries also detracted from relative performance. Although office real estate has shown weak performance year-to-date through
July 2023, most other real estate sectors, especially residential, have outperformed as higher interest rates have not yet resulted in a broad-based slowdown in housing activity. Because prices have remained elevated since the pandemic, builders and building material manufacturers/suppliers have been able to maintain their profit margins amid higher borrowing costs.
Partially offsetting the Fund’s relative performance was security selection within the telecommunications and media sectors.
Fundamentals in these sectors have been negatively impacted by elevated capital expenditures made to retain subscribers, while a competitive environment has led to reduced pricing power for telecom companies. However, the portfolio management team was constructive on select companies within these sectors that benefited from their essential service nature and healthy balance sheets. The Fund’s slight overweight to and security selection within the retail sector also contributed positively to relative performance. Outperformance in the retail sector was driven by the continued resiliency of the consumer and a tight labor market despite tightening financial conditions.
Nuveen Preferred Securities and Income Managed Accounts Portfolio
What key strategies were used to manage the Fund during the abbreviated reporting period since the Fund’s inception on
November 1, 2022, through July 31, 2023?
The Fund seeks to provide a high level of current income and total return by investing at least 80% of its assets in preferred and other income-producing securities, including hybrid securities such as contingent capital securities (CoCos). The Fund may invest up to 20% of assets opportunistically in other segments, including corporate debt securities, U.S. government securities (including securities issued or guaranteed by U.S. government agencies and instrumentalities) and taxable municipal securities. Additionally, at least 50% of the Fund is invested in securities that are rated investment grade at the time of purchase or, if unrated, judged to be of comparable quality by the Fund’s portfolio management team. The Fund targets at least 25% of assets in the financial services sector and invests only in U.S. dollar denominated securities.
During the abbreviated reporting period, the Fund maintained its broad exposures to $1,000 par preferred securities and CoCos.
The CoCo segment faced significant volatility amid banking concerns, including the announcement of UBS’s takeover of Credit
Suisse in March 2023. While the Fund’s absolute exposure to the CoCo sector only modestly decreased from its invest-up period, the composition of CoCo exposure within its portfolio materially shifted. Most notably, the Fund’s Credit Suisse Additional Tier 1
(AT1) CoCos were written down to zero by the Swiss government and regulators during the March 2023 banking crisis. Following statements by the European Central Bank and Bank of England confirming that AT1 CoCos from banks under their purview have hierarchy over common equity, the portfolio management team increased the Fund’s exposure to non-Swiss AT1 CoCos, beginning in April 2023.
How did the Fund perform during the abbreviated reporting period since the Fund’s inception on November 1, 2022, through July 31, 2023?
The Fund underperformed the Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark for the
abbreviated reporting period ended July 31, 2023. For the purposes of this performance commentary, references to relative performance are in comparison to the Fund’s Blended Benchmark, which consists of: 1) 45% ICE BofA U.S. Investment Grade
Institutional Capital Securities Index (CIPS), 2) 40% ICE USD Contingent Capital Index (CDLR) and 3) 15% ICE BofA U.S. High Yield
Institutional Capital Securities Index (HIPS).
The Fund’s underperformance was primarily driven by negative security selection within the CoCo segment, as the Fund favored developed market banks, which generally underperformed emerging market (EM) banks during the reporting period. The Fund has had limited EM exposure since its inception. The Fund’s modest underweight to the insurance sector also detracted from relative performance. During the reporting period, the insurance sector outperformed the banking sector, which represents the largest segment of the preferred securities and CoCos market.
The Fund’s exposures in two out-of-index segments, floating rate securities and $25 par securities, partially offset the underperformance. As interest rates increased during the reporting period, the coupons of floating rate securities reset higher at each reset period, contributing to these securities’ positive performance. While the $25 par segment of the market, on average, has a longer duration than its $1,000 par counterparts, the portfolio management team’s emphasis on $25 par securities with shorter-
duration profiles contributed to relative performance as rates moved significantly higher.
Nuveen Securitized Credit Managed Accounts Portfolio
What key strategies were used to manage the Fund during the abbreviated reporting period since the Fund’s inception on
November 1, 2022, through July 31, 2023?
The Fund seeks to provide a high level of current income and total return by investing primarily in fixed income securities within the securitized credit universe, including agency and non-agency mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). However, the Fund may invest up to 20% of assets in aggregate in corporate debt and U.S. government/agency securities and up to 10% of assets in below investment grade securities. The Fund may only invest in
U.S. dollar denominated securities.
During the Fund’s invest up period, the portfolio management team positioned the portfolio with structural overweights in mortgage credit, CMBS and ABS versus its benchmark, the Bloomberg U.S. Securitized Index, to provide broader diversification and additional opportunities to generate potential return. The portfolio management team also sought to further diversify the Fund through select investments in floating rate securities, while the benchmark’s holdings are predominately fixed rate in nature. Although the Fund’s parameters allow for up to 10% of assets in below investment grade securities, the portfolio management team focused solely on securities rated investment grade at time of purchase during the reporting period given relative value and the potential for credit ratings to decline in the future as the U.S. economy slows.
How did the Fund perform during the abbreviated reporting period since the Fund’s inception on November 1, 2022, through July 31, 2023?
The Fund outperformed the Bloomberg U.S. Securitized Index for the abbreviated reporting period ended July 31, 2023. For the purposes of this performance commentary, references to relative performance are in comparison to the Bloomberg U.S. Securitized
Index.
The Fund’s outperformance was primarily driven by security selection within MBS, particularly exposure to mortgage credit through its investments in agency credit risk transfer (CRT) securities. Agency CRT securities are issued by the Federal National Mortgage
Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) to effectively transfer a portion of the credit risk within pools of conventional residential mortgage loans from these government sponsored enterprises to the private sector. Although MBS represented a smaller portion of the Fund’s overall portfolio versus the index, its positions in agency CRT securities generated higher yields and outperformed the MBS segment of the benchmark. Security selection within the Fund’s ABS and CMBS allocations also proved beneficial to relative performance.

Portfolio Managers’ Comments
(continued)

Partially offsetting the Fund’s outperformance was an overweight to the CMBS sector, which provided a modest headwind to relative returns as the sector was pressured by tighter lending conditions and macroeconomic uncertainty, particularly within office properties.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors.
The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed for Municipal Total Return Managed Accounts Portfolio, Nuveen Core Impact Bond
Managed Accounts Portfolio, Nuveen Preferred Securities and Income Managed Accounts Portfolio and Nuveen Securitized Credit Managed
Accounts Portfolio are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service,
Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies.
Credit ratings are subject to change. AAA, AA, A and BBB are investment grade rating; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
For financial reporting purposes, the ratings disclosed for Nuveen High Yield Managed Accounts Portfolio are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA,
A and BBB are investment grade rating; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
For financial reporting purposes, Nuveen Emerging Markets Debt Managed Accounts Portfolio uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.
Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Municipal Total Return Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, political and economic risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Core Impact Bond Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The Fund will include only holdings deemed consistent with the applicable Environmental Social Governance (ESG)
guidelines. As a result, the universe of investments available to the Fund will be more limited than other funds that do not apply such guidelines. ESG criteria risk is the risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that don’t use these criteria. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Interest rate risk occurs when interest rates rise causing bond prices to fall. The issuer of a debt security may be able to repay principal prior to the security’s maturity, known as prepayment (call) risk, because of an improvement in its credit quality or falling interest rates. In this event, this principal may have to be reinvested in securities with lower interest rates than the original securities, reducing the potential for income. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. These and other risk considerations, such as active management, extension, issuer, illiquid investments, income volatility, and derivatives risk, are described in detail in the Fund’s prospectus.
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Foreign Investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets, which are generally smaller and more volatile than developed markets and are located in countries that may have more unstable governments than developed countries.
Investments in debt securities issued or guaranteed by governments or governmental entities are subject to the risk that an entity may delay or refuse to pay interest or principal on its sovereign debt because of cash flow problems, insufficient foreign reserves, or political or other considerations. In this event, there may be no legal process for collecting sovereign debts that a governmental entity has not repaid. The risk that foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivative instruments that provide exposure to foreign currencies. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Interest rate risk occurs when interest rates rise causing bond prices to fall. The Fund’s income could decline during periods of falling interest rates. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. These and other risk considerations, such as active management, call, derivatives, illiquid investments, and valuation risks, are described in detail in the
Fund’s prospectus.
Nuveen High Yield Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk.
Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. This Fund is subject to the risks of investing in loans, including loan risk due to the lack of established settlement standards or remedies for failure to settle. Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Foreign investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as active management, call, derivatives, and income risks, are described in detail in the Fund’s prospectus.

Risk Considerations and Dividend Information
(continued)

Nuveen Preferred Securities and Income Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company's common stock. As interest rates rise, fixed income security prices fall. Below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. The Portfolio’s policy to concentrate in financial services companies makes the Portfolio more susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as call, credit, illiquid investments, income, and market risks, are described in detail in the Fund’s prospectus.
Nuveen Securitized Credit Managed Accounts Portfolio
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Mortgage- and asset-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments. Holders of structured products like collateralized mortgage obligations (CMOs), collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs) bear the risk of the underlying investments, index or reference obligation. These products may be thinly traded and difficult to value accurately. They may also be characterized as illiquid and are subject to counterparty risk and the general risks associated with fixed income investments. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. The Fund’s income could decline during periods of falling interest rates. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. These and other risk considerations, such as call, derivatives, illiquid investments, market, and valuation risks, are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. The Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the
Fund would report a negative undistributed net ordinary income. Refer to Notes of Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.

About the Funds’ Benchmarks

Bloomberg 7 Year Municipal Bond Index
: An index designed to measure the performance of tax-exempt U.S. investment grade municipal bonds with remaining maturities between six and eight years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-
rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Securitized Index:
A subset of the Bloomberg U.S. Aggregate Bond Index, which is an index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes mortgage-backed-securities (MBS), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and covered assets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index:
An index that contains all securities in the ICE BofA U.S. Cash
Pay High Yield Constrained Index that are rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure a t 2%. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. All Capital Securities Index:
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Investment Grade Institutional Capital Securities Index (CIPS):
An index designed to measure the
performance of USD-denominated investment grade hybrid capital corporate and preferred securities publicly issued in the
U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. High Yield Institutional Capital Securities Index (HIPS):
An index designed to measure the performance
of USD-denominated below investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index (CDLR):
An index designed to measure the performance of USD-denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JP Morgan EMBI Global Diversified Index:
A uniquely weighted USD-denominated emerging markets sovereign debt index, which allows for a more even weight distribution among the countries than the JP Morgan EMBI Global Index. The countries covered are identical to those covered by the JP Morgan EMBI Global Index, which is an index designed to measure total returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees
Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark:
Consists of: 1) 45% ICE BofA U.S.
Investment Grade Institutional Capital Securities Index (CIPS) (defined herein), 2) 40% ICE USD Contingent Capital Index (CDLR)
(defined herein), and 3) 15% ICE BofA U.S. High Yield Institutional Capital Securities Index (HIPS) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings
Summaries
These are special Funds developed exclusively for use within Nuveen-sponsored separately managed accounts.
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for the Funds are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results. Investment returns and principal value will fluctuate so that when shares are repurchased, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Fund shares have no sales charge. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Expense Ratios
The expense ratios shown are as of the Funds’ most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements). Refer to the Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial
Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed for Municipal Total Return Managed Accounts Portfolio, Nuveen Core Impact Bond Managed
Accounts Portfolio, Nuveen Preferred Securities and Income Managed Accounts Portfolio and Nuveen Securitized Credit Managed Accounts
Portfolio are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc.
This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade rating; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated
N/R are not rated by these national rating agencies.
For financial reporting purposes, the ratings disclosed for Nuveen High Yield Managed Accounts Portfolio are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade rating; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
For financial reporting purposes, Nuveen Emerging Markets Debt Managed Accounts Portfolio uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA,
AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Municipal Total Return Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
July 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg 7 Year Municipal Bond Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of July 31, 2023
Growth of an Assumed $10,000 Investment as of July 31, 2023
 - Class I
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
July 31, 2023
Average Annual Expense Ratios
**
Inception
Date 1-Year 5-Year 10-Year Gross Net
Shares at NAV 5/31/07 (0.19)% 1.62% 3.61% 0.11% 0.06%
Bloomberg 7 Year Municipal Bond Index – 0.43% 1.84% 2.34% — —
Effective Leverage Ratio 0.27%

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023
(continued)
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 95.2%
Short-Term Municipal Bonds 1.0%
Other Assets & Liabilities, Net 3.9%
Floating Rate Obligations (0.1)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.4%
AAA 7.1%
AA 40.1%
A 22.6%
BBB 15.9%
BB or Lower 2.9%
N/R (not rated) 7.0%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 20.9%
Transportation 19.5%
Tax Obligation/Limited 18.6%
Tax Obligation/General 12.0%
Education and Civic
Organizations 10.6%
Utilities 9.4%
U.S. Guaranteed 4.5%
Other 4.5%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 12.0%
Texas 8.2%
Illinois 6.5%
California 6.3%
New York 6.0%
Indiana 5.6%
Colorado 5.2%
Utah 3.8%
New Jersey 2.7%
Michigan 2.6%
Pennsylvania 2.5%
District of Columbia 2.4%
Missouri 2.3%
Louisiana 2.2%
Virginia 2.2%
Ohio 2.0%
Wisconsin 1.9%
Arizona 1.7%
Mississippi 1.6%
North Carolina 1.4%
Montana 1.3%
Georgia 1.3%
Minnesota 1.3%
Alabama 1.2%
Idaho 1.1%
Other 14.7%
Total 100%
1
See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
July 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg U.S. Aggregate Bond Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of July 31, 2023
Growth of an Assumed $10,000 Investment as of July 31, 2023
 - Class I
Total Returns as of
July 31, 2023
Cumulative Average Annual Expense Ratios
**
Inception
Date 9-Month 1-Year
Since
Inception Gross Net
Shares at NAV 7/09/20 5.77% (4.44)% (5.04)% 2.16% —%
Bloomberg U.S. Aggregate Bond Index – 5.30% (3.37)% (4.12)% – –
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023
(continued)
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 49.9%
Asset-Backed and Mortgage-
Backed Securities 27.5%
Municipal Bonds 11.5%
Emerging Market Debt And
Foreign Corporate Bonds 6.0%
U.S. Government and Agency
Obligations 4.4%
Other Assets & Liabilities, Net 0.7%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 27.5%
Electric Utilities 12.9%
Municipal Bonds 11.5%
Semiconductors &
Semiconductor Equipment 4.6%
Banks 4.5%
U.S. Government and Agency
Obligations 4.4%
Chemicals 4.1%
Independent Power Producers &
Energy Traders 3.4%
Commercial Services & Supplies 2.7%
Financial Services 2.7%
Retail REITs 2.2%
Beverages 2.1%
Independent Power and
Renewable Electricity Producers 2.1%
Hotels, Restaurants & Leisure 2.0%
Diversified Telecommunication
Services 2.0%
Hotel & Resort REITs 1.8%
Diversified REITs 1.2%
Oil, Gas & Consumable Fuels 0.8%
Diversified Consumer Services 0.8%
Emerging Market Debt And
Foreign Corporate Bonds 6.0%
Other Assets & Liabilities, Net 0.7%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 20.5%
AA 16.1%
A 21.1%
BBB 18.3%
BB or Lower 5.1%
N/R (not rated) 18.9%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Emerging Markets Debt Managed Accounts
Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
July 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the JPMorgan EMBI Global Diversified Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of July 31, 2023
Growth of an Assumed $10,000 Investment as of July 31, 2023
 - Class I
Total Returns as of
July 31, 2023
Cumulative Expense Ratios
**
Inception
Date
Since
Inception Gross Net
Shares at NAV 11/01/22 9.93% 0.83% —%
JP Morgan EMBI Global Diversified Index – 13.93% — —
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023
(continued)
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
Sovereign Debt 48.2%
Corporate Bonds 48.1%
Contingent Capital Securities 0.7%
$1,000 Par (or similar)
Institutional Preferred 0.6%
Investments Purchased with
Collateral from Securities
Lending 1.6%
Other Assets & Liabilities, Net 0.8%
Net Assets 100%
Country Allocation
1
(% of net assets)
Mexico 10.6%
Indonesia 6.8%
Chile 6.2%
United Arab Emirates 6.2%
Brazil 4.4%
Saudi Arabia 4.3%
India 4.1%
South Africa 3.9%
Colombia 3.5%
Israel 3.3%
Peru 3.1%
Panama 2.9%
Poland 2.9%
Qatar 2.3%
Hungary 2.2%
Malaysia 2.0%
Philippines 2.0%
Uruguay 2.0%
Romania 1.9%
Oman 1.7%
Dominican Republic 1.7%
Other 19.6%
Investments Purchased with
Collateral from Securities
Lending 1.6%
Other Assets & Liabilities, Net 0.8%
Net Assets 100%
Portfolio Composition
(% of net assets)
Sovereign Debt 48.2%
Oil, Gas & Consumable Fuels 12.2%
Banks 10.1%
Metals & Mining 4.0%
Electric Utilities 2.8%
Chemicals 2.5%
Financial Services 2.1%
Transportation Infrastructure 1.6%
Ground Transportation 1.6%
Independent Power And
Renewable Electricity Producers 1.2%
Paper & Forest Products 1.2%
Beverages 1.2%
Capital Markets 0.8%
Marine Transportation 0.8%
Construction Materials 0.8%
Aerospace & Defense 0.7%
Automobiles 0.7%
Industrial Conglomerates 0.7%
Hotels, Restaurants & Leisure 0.7%
Diversified Telecommunication
Services 0.7%
Other 3.0%
Investments Purchased with
Collateral from Securities
Lending 1.6%
Other Assets & Liabilities, Net 0.8%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AA 7.4%
A 16.2%
BBB 46.4%
BB or Lower 28.4%
N/A (not applicable) 1.6%
Total 100%
1
Includes 92.3% (as a percentage of net assets) in emerging market countries.

Nuveen High Yield Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
July 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA BB-B U.S. Cash Pay High Yield Constrained
Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of July 31, 2023
Growth of an Assumed $10,000 Investment as of July 31, 2023
 - Class I
Total Returns as of
July 31, 2023
Cumulative Expense Ratios
**
Inception
Date
Since
Inception Gross Net
Shares at NAV 11/01/22 7.01% 1.10% —%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index – 7.56% — —
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios and Holding Summaries
July 31, 2023
(continued)
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 98 .0%
Investments Purchased with
Collateral from Securities
Lending 10 .4%
Other Assets & Liabilities, Net (8.4)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 11.6%
Media 9.9%
Chemicals 5.2%
Hotels, Restaurants & Leisure 5.0%
Health Care Providers & Services 4.9%
Commercial Services & Supplies 4.5%
Specialty Retail 3.5%
Automobile Components 2.9%
Insurance 2.8%
Consumer Finance 2.8%
Containers & Packaging 2.7%
Automobiles 2.6%
Metals & Mining 2.5%
Trading Companies &
Distributors 2.2%
Capital Markets 2.1%
Wireless Telecommunication
Services 1.9%
Gas Utilities 1.7%
Passenger Airlines 1.7%
Pharmaceuticals 1.6%
Energy Equipment & Services 1.5%
Electric Utilities 1.5%
Personal Care Products 1.5%
Specialized REITs 1.4%
Diversified Telecommunication
Services 1.4%
Other 18.6%
Investments Purchased with
Collateral from Securities
Lending 10.4%
Other Assets & Liabilities, Net (8.4)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
BBB 4.3%
BB or Lower 85.7%
N/R (not rated) 0.4%
N/A (not applicable) 9.6%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Preferred Securities and Income Managed
Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
July 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Preferred Securities and Income Managed Accounts
Portfolio Blended Benchmark. The Fund's Blended Benchmark consists of: 1) 45% ICE BofA U.S. Investment Grade Institutional
Capital Securities Index (CIPS), 2) 40% ICE USD Contingent Capital Index (CDLR) and 3) 15% ICE BofA U.S. High Yield Institutional
Capital Securities Index (HIPS).
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of July 31, 2023
Growth of an Assumed $10,000 Investment as of July 31, 2023
 - Class I
Total Returns as of
July 31, 2023
Cumulative Expense Ratios
**
Inception
Date
Since
Inception Gross Net
Shares at NAV 11/01/22 3.57% 1.02% —%
ICE BofA U.S. All Capital Securities Index – 7.20% — —
Preferred Securities and Income Managed Accounts Blended Benchmark – 4.87% – –
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023
(continued)
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 54 .9%
Contingent Capital Securities 38 .7%
$25 Par (or similar) Retail
Preferred 3 .7%
Investments Purchased with
Collateral from Securities
Lending 14 .5%
Other Assets & Liabilities, Net (11.8)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
BBB 57.1%
BB or Lower 28.9%
N/R (not rated) 1.1%
N/A (not applicable) 12.9%
Total 100%
Country Allocation
(% of net assets)
United States 45 .0%
United Kingdom 16 .3%
France 11 .2%
Spain 4 .5%
Ireland 4 .1%
Australia 4 .0%
Canada 3 .5%
Switzerland 2 .7%
Netherlands 2 .6%
Germany 2 .1%
Italy 1 .3%
Investments Purchased with
Collateral from Securities
Lending 14 .5%
Other Assets & Liabilities, Net ( 11 .8 ) %
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 46.7%
Insurance 12.5%
Capital Markets 7.6%
Consumer Finance 5.4%
Trading Companies &
Distributors 4.1%
Oil, Gas & Consumable Fuels 3.8%
Multi-Utilities 3.6%
Automobiles 3.5%
Electric Utilities 2.5%
Wireless Telecommunication
Services 2.0%
Independent Power and
Renewable Electricity Producers 1.9%
Media 1.6%
Industrial Conglomerates 1.1%
Food Products 1.0%
Investments Purchased with
Collateral from Securities
Lending 14.5%
Other Assets & Liabilities, Net (11.8)%
Net Assets 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
July 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg U.S. Securitized Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of July 31, 2023
Growth of an Assumed $10,000 Investment as of July 31, 2023
 - Class I
Total Returns as of
July 31, 2023
Cumulative Expense Ratios
**
Inception
Date
Since
Inception Gross Net
Shares at NAV 11/01/22 6.82% 0.83% —%
Bloomberg U.S. Securitized Index – 5.14% — —
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023
(continued)
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 98 .3%
Other Assets & Liabilities, Net 1.7%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 27.4%
AA 8.5%
A 0.7%
BBB 16.1%
N/R (not rated) 47.3%
Total 100%

Yields
as of July 31, 2023

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Municipal Total Return Managed Accounts Portfolio
Dividend Yield 3.77%
SEC 30-Day Yield - Subsidized 3.78%
SEC 30-Day Yield - Unsubsidized 3.68%
Taxable-Equivalent Yield - Subsidized (40.8%)
1
6.38%
Taxable-Equivalent Yield - Unsubsidized (40.8%)
1
6.22%
Nuveen Core Impact Bond Managed Accounts Portfolio
Dividend Yield 4.51%
SEC 30-Day Yield - Subsidized 5.27%
SEC 30-Day Yield - Unsubsidized 5.05%
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Dividend Yield 6.27%
SEC 30-Day Yield - Subsidized 6.18%
SEC 30-Day Yield - Unsubsidized 5.71%
Nuveen High Yield Managed Accounts Portfolio
Dividend Yield 7.57%
SEC 30-Day Yield - Subsidized 7.63%
SEC 30-Day Yield - Unsubsidized 6.85%
Nuveen Preferred Securities and Income Managed Accounts Portfolio
Dividend Yield 6.67%
SEC 30-Day Yield - Subsidized 7.05%
SEC 30-Day Yield - Unsubsidized 6.23%
Nuveen Securitized Credit Managed Accounts Portfolio
Dividend Yield 5.26%
SEC 30-Day Yield - Subsidized 5.22%
SEC 30-Day Yield - Unsubsidized 4.63%
1
The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended July 31, 2023.
The beginning of the period is February 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Municipal Total Return
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,003.76
Expenses Incurred During the Period $0.0 5
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024. 74
Expenses Incurred During the Period $0.0 5
Expenses are equal to the Fund’s annualized net expense ratio of 0.01% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Core Impact Bond
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $979.20
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.79
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Debt
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,015.51
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.79
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
High Yield
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,025.53
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.79
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Preferred Securities and Income
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $955.57
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.79
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Securitized Credit
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,007.57
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.79
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of Nuveen Managed Accounts Portfolios Trust and Shareholders of
Municipal Total Return Managed Accounts Portfolio, Nuveen Core Impact Bond Managed
Accounts Portfolio, Nuveen Emerging Markets Debt Managed Accounts Portfolio, Nuveen
High Yield Managed Accounts Portfolio, Nuveen Preferred Securities and Income Managed
Accounts Portfolio and Nuveen Securitized Credit Managed Accounts Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds indicated in the table below (constituting Nuveen Managed Accounts Portfolios Trust, hereafter collectively referred to as the "Funds") as of July 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31,
2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the
United States of America.
Municipal Total Return Managed Accounts Portfolio (1)
Nuveen Core Impact Bond Managed Accounts Portfolio (2)
Nuveen Emerging Markets Debt Managed Accounts Portfolio (3)
Nuveen High Yield Managed Accounts Portfolio (3)
Nuveen Preferred Securities and Income Managed Accounts Portfolio (3)
Nuveen Securitized Credit Managed Accounts Portfolio (3)
(1) Statement of operations for the year ended July 31, 2023, statement of changes in net assets for each of the two years in the period ended July 31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023
(2) Statement of operations for the nine months ended July 31, 2023 and year ended October 31, 2022, statement of changes in net assets for the nine months ended July 31, 2023 and each of the two years in the period ended October 31, 2022 and the financial highlights for the nine months ended July 31,
2023, the years ended October 31, 2022 and 2021 and the period July 9, 2020 (commencement of operations) through October 31, 2020
(3) Statements of operations and of changes in net assets and the financial highlights for the period
November 1, 2022 (commencement of operations) through July 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits

Report of Independent Registered Public Accounting Firm
(continued)

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 27, 2023
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Municipal Total Return Managed Accounts
Portfolio
Portfolios of Investments July 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.2%
X – MUNICIPAL BONDS - 95 .2%
X 1,413,089,359
Alabama - 1.2%
$ 1,270 DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
Bonds, Refunding  Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A-   $ 1,293,393
2,960 Huntsville, Alabama, General Obligation Warrants, Series 2023B,
5.000%, 3/01/40
3/33 at 100.00 AAA   3,332,990
3,970 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BBB   4,180,490
1,920 Mobile County Board of School Commissioners, Alabama, Special Tax
Warrants, School Series 2022B, 5.000%, 3/01/41 - BAM Insured
3/32 at 100.00 AA   2,078,227
1,205 The Public Educational Building Authority of Jacksonville, Alabama,
Jacksonville State University Foundation, Higher Educational Facilities
Revenue Bonds, Jackson State University Project Series 2023A,
5.000%, 8/01/54 - AGM Insured
2/33 at 100.00 AA   1,270,154
Tuscaloosa County Board of Education, Alabama, Special Tax School
Warrants, Series 2017:
960 5.000%, 2/01/36, (Pre-refunded 2/01/27) 2/27 at 100.00 AA-  (4) 1,029,447
795 5.000%, 2/01/37, (Pre-refunded 2/01/27) 2/27 at 100.00 AA-  (4) 852,510
1,050 5.000%, 2/01/43, (Pre-refunded 2/01/27) 2/27 at 100.00 AA-  (4) 1,125,957
2,310 University of South Alabama, University Facilities Revenue Bonds, Series
2019A, 5.000%, 4/01/39 - BAM Insured
4/29 at 100.00 AA   2,441,924
Total Alabama 17,605,092
Alaska - 0.5%
1,100 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2015C, 5.000%, 6/01/31, (Pre-refunded
12/01/25)
12/25 at 100.00 AA+  (4) 1,144,396
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015,
5.000%, 1/01/30, (AMT)
7/25 at 100.00 Baa2   1,423,926
1,500 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 A+   1,541,610
2,310 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 5.500%, 11/01/41
11/32 at 100.00 AA   2,634,509
Total Alaska 6,744,441
Arizona - 1.5%
2,200 Arizona Industrial Development Authority Education Revenue Bonds,
Pinecrest Academy of Northern Nevada Project, Series 2022A,
4.500%, 7/15/29, 144A
7/25 at 100.00 N/R   2,132,900
100 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB   98,129
1,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB   895,040
80 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+   76,973

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 750 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A
7/26 at 100.00 BB+   $ 754,065
Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Leman Academy of Excellence Projects, Series 2022A:
500 4.000%, 7/01/28 No Opt. Call Baa3   498,490
500 4.000%, 7/01/29 No Opt. Call Baa3   498,790
1,405 4.000%, 7/01/30 7/29 at 100.00 Baa3   1,400,883
350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51, 144A
7/29 at 100.00 BB   264,562
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2015A:
3,450 5.000%, 7/01/35 7/25 at 100.00 Aa3   3,548,187
1,000 5.000%, 7/01/45 7/25 at 100.00 Aa3   1,017,250
5,025 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A,
5.000%, 7/01/44
7/24 at 100.00 BBB   4,973,443
410 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   419,053
3,300 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 AA+   3,623,367
Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A:
90 3.900%, 9/01/24, 144A No Opt. Call BB+   88,754
1,500 5.000%, 9/01/34, 144A 3/25 at 100.00 BB+   1,454,025
Total Arizona 21,743,911
Arkansas - 0.2%
2,015 Arkansas Tech University, Revenue Bonds, Refunding Student Fee
Series 2022A, 5.000%, 12/01/42 - BAM Insured
12/30 at 100.00 AA   2,122,299
1,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children's
Hospital, Series 2023, 5.000%, 3/01/41
3/33 at 100.00 AA-   1,079,560
Total Arkansas 3,201,859
California - 6.0%
6,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1   5,968,500
100 California Educational Facilities Authority, Revenue Bonds, Loma Linda
University Series 2017A, 5.000%, 4/01/35
4/27 at 100.00 A   105,363
655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43
No Opt. Call AAA   776,660
1,185 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A, 4.000%,
3/01/35
3/26 at 100.00 A   1,171,088
205 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 BBB+   212,148
California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health System, Series 2009C:
5,795 5.000%, 7/01/32 No Opt. Call A   6,648,835
3,540 5.000%, 7/01/33 1/33 at 100.00 A   3,931,383

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
8/23 at 100.00 N/R   $ 5,934,908
60 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB  (4) 60,000
100 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A
6/26 at 100.00 BB   100,225
1,180 California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%,
7/01/36, 144A
7/26 at 100.00 BB   1,180,260
1,500 California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A, 5.000%,
7/01/38, 144A
7/28 at 100.00 BB   1,469,055
735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 A-   744,790
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A:
3,015 5.000%, 7/01/33 7/27 at 100.00 Baa2   3,153,780
1,750 4.000%, 7/01/42 7/27 at 100.00 Baa2   1,593,638
6,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/38, (AMT)
6/28 at 100.00 BBB-   6,190,560
890 California Municipal Finance Authority, Revenue Bonds, Southern
California Institute of Architecture Project, Series 2017, 5.000%,
12/01/39
12/27 at 100.00 BBB+   905,993
4,000 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012, 5.000%, 11/21/45, (AMT), 144A
1/24 at 100.00 BBB   3,980,080
355 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2021A, 4.000%, 10/15/24
No Opt. Call BBB-   354,798
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%,
8/01/35, 144A
8/25 at 100.00 BBB   1,013,280
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
25 5.000%, 8/01/24, (ETM), 144A No Opt. Call N/R  (4) 25,438
305 5.000%, 8/01/24, 144A No Opt. Call BBB   307,531
35 5.000%, 8/01/25, (ETM), 144A No Opt. Call N/R  (4) 36,283
325 5.000%, 8/01/25, 144A No Opt. Call BBB   328,923
725 5.000%, 8/01/26, 144A 8/25 at 100.00 BBB   735,469
65 5.000%, 8/01/26, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R  (4) 67,384
25 5.000%, 8/01/27, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R  (4) 25,917
225 5.000%, 8/01/27, 144A 8/25 at 100.00 BBB   228,762
1,485 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A
10/27 at 100.00 BBB-   1,508,092
700 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%,
6/01/31, 144A
6/25 at 100.00 N/R   702,499
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G:
310 5.000%, 6/01/30, 144A 6/27 at 100.00 N/R   312,663
325 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R   316,121

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 100 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A,
4.000%, 6/01/41
6/31 at 100.00 N/R   $ 83,086
1,075 California School Finance Authority, School Facility Revenue Bonds,
KIPP LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 BBB   1,088,620
300 California School Finance Authority, School Facility Revenue Bonds,
KIPP LA Projects, Series 2017A, 5.000%, 7/01/25, 144A
No Opt. Call BBB   304,065
1,195 California State, General Obligation Bonds, Various Purpose Series
2023, 5.250%, 10/01/45
4/33 at 100.00 Aa2   1,370,223
California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016:
825 5.000%, 10/01/31 10/26 at 100.00 A-   859,386
830 5.000%, 10/01/32 10/26 at 100.00 A-   864,204
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
3,900 5.000%, 12/01/36, 144A 6/26 at 100.00 BB+   3,920,787
280 5.000%, 12/01/46, 144A 6/26 at 100.00 BB+   273,588
165 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38, 144A
6/28 at 100.00 BB+   167,336
1,000 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36
5/27 at 100.00 Baa1   1,029,780
750 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A,
5.125%, 8/15/47 - AGM Insured
8/32 at 100.00 AA   797,378
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-
1 Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 N/R   747,112
50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call AA-   53,361
1,145 Long Beach, California, Airport Revenue Bonds, Senior Refunding
Series 2022C, 5.250%, 6/01/47 - AGM Insured, (AMT)
6/32 at 100.00 AA   1,224,612
Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina
Project, Series 2015:
320 5.000%, 5/15/24 No Opt. Call BBB   322,729
745 5.000%, 5/15/26 5/25 at 100.00 BBB   759,319
1,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A, 5.250%, 5/15/40, (AMT)
5/33 at 100.00 AA-   1,105,100
2,220 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 AA   2,449,592
750 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/30, (AMT)
5/25 at 100.00 AA   769,253
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.500%, 5/15/38,
(AMT)
11/31 at 100.00 AA   5,623,550
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B:
2,200 5.000%, 5/15/33, (AMT) 5/26 at 100.00 AA-   2,284,194
500 5.000%, 5/15/34, (AMT) 5/26 at 100.00 AA-   518,655

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2017A,
5.000%, 5/15/34, (AMT)
5/27 at 100.00 AA-   $ 2,102,600
1,135 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2018C,
5.000%, 5/15/33, (AMT)
11/27 at 100.00 AA-   1,202,010
365 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 - BAM
Insured
9/25 at 100.00 AA   380,527
1,000 North Lake Tahoe Public Financing Authority, California, Lease Revenue
Bonds, Health & Human Services Center Series 2022, 5.500%,
12/01/47
12/29 at 103.00 AA   1,128,470
2,010 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+  (4) 2,020,713
1,215 Sacramento Area Flood Control Agency, California, Special Assessment
Bonds, Natomas Basin Local Assessment District, Series 2014,
5.000%, 10/01/32 - BAM Insured
10/24 at 100.00 AA   1,229,167
Sacramento, California, Special Tax Bonds, Community Facilities District
4 North Natomas, Refunding Series 2015F:
615 5.000%, 9/01/26 9/25 at 100.00 A-   632,374
1,290 5.000%, 9/01/27 9/25 at 100.00 A-   1,329,732
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 N/R   302,496
San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A:
1,000 5.000%, 7/01/34, (AMT) 7/27 at 100.00 A+   1,046,400
500 5.000%, 7/01/35, (AMT) 7/27 at 100.00 A+   521,085
1,000 Yuba Levee Financing Authority, California, Revenue Bonds, Yuba
County Levee Refinancing Project, Refunding Series 2017A, 5.000%,
9/01/31 - BAM Insured
9/26 at 100.00 AA   1,065,960
Total California 89,667,890
Colorado - 4.9%
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R   828,360
1,270 Arkansas River Power Authority, Colorado, Power Supply System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/30
10/28 at 100.00 BBB   1,318,120
4,275 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 5.250%, 12/01/32
6/29 at 100.00 AA+   4,856,913
520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 N/R   466,341
Colorado Department of Transportation, Headquarters Facilities Lease
Purchase Agreement Certificates of Participation, Series 2016:
1,000 5.000%, 6/15/33 6/26 at 100.00 Aa2   1,042,560
1,330 5.000%, 6/15/35 6/26 at 100.00 Aa2   1,381,803
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36, 144A
7/25 at 100.00 BB   486,985
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013:
450 5.000%, 12/01/33 8/23 at 100.00 BB+   446,742

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 845 5.000%, 12/01/42 8/23 at 100.00 BB+   $ 798,871
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
1,155 5.250%, 11/01/36 11/32 at 100.00 A-   1,271,921
5,300 5.250%, 11/01/52 11/32 at 100.00 A-   5,525,250
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender
Option Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust
3367, 7.950%, 1/01/35, 144A, (IF) (5)
1/24 at 100.00 N/R   1,034,350
900 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue  Improvement Bonds, Refunding Series 2018,
5.000%, 12/01/33
12/23 at 103.00 N/R   893,790
2,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46
3/31 at 100.00 Aa2   2,459,900
1,665 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A, 5.500%, 11/15/35, (AMT)
11/32 at 100.00 AA-   1,925,573
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D:
1,725 5.750%, 11/15/34, (AMT) 11/32 at 100.00 AA-   2,057,028
805 5.750%, 11/15/35, (AMT) 11/32 at 100.00 AA-   951,011
3,500 5.750%, 11/15/40, (AMT) 11/32 at 100.00 AA-   4,010,650
2,500 5.750%, 11/15/41, (AMT) 11/32 at 100.00 AA-   2,854,725
2,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.500%, 11/15/26, (AMT)
11/23 at 100.00 A+   2,007,000
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
1,100 5.000%, 12/01/25 No Opt. Call Baa2   1,120,570
2,500 5.000%, 12/01/26 No Opt. Call Baa2   2,571,975
1,240 5.000%, 12/01/28 12/26 at 100.00 Baa2   1,277,436
500 5.000%, 12/01/36 12/26 at 100.00 Baa2   505,710
3,000 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   3,001,740
300 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.550%,
12/01/47
12/27 at 103.00 N/R   302,967
500 Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and
Limited Tax General Obligation Subordinate Bonds, Series 2022B(3),
6.250%, 12/01/52
9/27 at 103.00 N/R   474,280
500 Hogback Metropolitan District, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2021A, 5.000%, 12/01/51, 144A
12/26 at 103.00 N/R   435,260
2,550 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.125%, 11/01/42, 144A
11/29 at 103.00 N/R   2,551,301
500 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
6.250%, 12/01/37
12/27 at 103.00 N/R   496,675
Mesa County Valley School District 51, Grand Junction, Colorado,
General Obligation Bonds, Series 2018:
1,250 5.250%, 12/01/33 12/27 at 100.00 AA   1,359,687
1,665 5.500%, 12/01/36 12/27 at 100.00 AA   1,810,954

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,300 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 AA+   $ 1,406,743
1,330 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   1,332,753
1,035 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
8/23 at 100.00 N/R   989,708
1,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA   1,167,674
9,930 State of Colorado, Rural Colorado, Certificates of Participation, Series
2022, 6.000%, 12/15/41
12/32 at 100.00 Aa2   11,817,594
900 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%,
12/01/39
9/24 at 103.00 N/R   861,957
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 N/R   953,740
1,250 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,208,550
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   942,890
Total Colorado 73,208,057
Connecticut - 0.8%
5,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+   4,580,950
Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017:
1,315 5.000%, 4/01/30, 144A 4/27 at 100.00 N/R   1,337,342
6,465 5.000%, 4/01/39, 144A 4/27 at 100.00 N/R   6,483,813
Total Connecticut 12,402,105
Delaware - 0.0%
340 Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas
ASPIRA Academy Project, Series 2022A, 4.000%, 6/01/42
6/32 at 100.00 BB   269,749
180 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Refunding Series 2016A, 2.800%, 9/01/26
No Opt. Call BBB+   172,096
Total Delaware 441,845
District of Columbia - 2.4%
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39
4/26 at 100.00 AA+   2,068,740
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34
4/27 at 100.00 AAA   2,149,380
3,000 District of Columbia, General Obligation Bonds, Series 2023A, 5.000%,
1/01/45
1/33 at 100.00 Aaa   3,350,010
1,000 District of Columbia, Hospital Revenue Bonds, Children's Hospital
Obligated Group, Refunding Series 2015, 5.000%, 7/15/28
1/26 at 100.00 A1   1,038,900

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 5,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017, 5.000%, 4/01/33
4/27 at 100.00 A-   $ 5,304,650
District of Columbia, Washington, D.C., Revenue Bonds, Association of
American Medical Colleges, Series 2011A:
1,000 5.000%, 10/01/28, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 1,002,740
1,000 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 1,002,740
575 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 576,575
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017A, 5.000%, 7/01/37
1/28 at 100.00 BBB+   2,040,300
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017B, 5.000%, 7/01/37
1/28 at 100.00 BBB+   2,040,300
1,240 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2019, 4.000%, 7/01/44
7/29 at 100.00 BBB+   1,080,263
1,540 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
5.000%, 10/01/47
10/29 at 100.00 A-   1,608,361
2,990 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/32, (AMT)
10/23 at 100.00 AA-   2,997,206
3,500 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/29, (AMT)
10/24 at 100.00 AA-   3,543,715
5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 AA-   5,058,950
Total District of Columbia 34,862,830
Florida - 11.6%
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022:
530 4.250%, 5/01/32 No Opt. Call N/R   519,347
1,000 5.000%, 5/01/42 5/32 at 100.00 N/R   989,150
1,495 Bay County School Board, Florida, Certificates of Participation, Series
2022A, 5.500%, 7/01/42
7/32 at 100.00 Aa3   1,678,481
740 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%,
9/01/33
9/23 at 100.00 BBB   740,703
2,000 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/52
4/32 at 100.00 A   2,069,880
5,000 Brevard County School Board, Florida, Certificates of Participation,
Refunding Series 2017A, 5.000%, 7/01/31
7/27 at 100.00 Aa3   5,393,300
1,930 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/35, (AMT)
10/27 at 100.00 A+   2,012,102
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Refunding
Subordinate Series 2019D, 5.000%, 9/01/23, (AMT)
No Opt. Call A2   1,000,970
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2022,
5.250%, 9/01/47, (AMT)
9/32 at 100.00 A1   1,067,300
1,425 Capital Projects Finance Authority, Florida, Student Housing Revenue
Bonds, Capital Projects Loan Program, Refunding Series 2020A-1,
5.000%, 10/01/30
No Opt. Call Baa3   1,492,118
2,095 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2019, 5.000%, 7/01/54, 144A
7/26 at 103.00 Ba1   1,830,925
Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2021A:
250 4.000%, 10/01/41, (AMT), 144A 10/31 at 100.00 N/R   219,502

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 110 4.000%, 10/01/51, (AMT), 144A 10/31 at 100.00 N/R   $ 90,844
3,035 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA-   3,112,089
Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding
Series 2018C:
1,225 5.000%, 10/01/36 10/28 at 100.00 AA+   1,353,576
1,315 5.000%, 10/01/37 10/28 at 100.00 AA+   1,440,964
1,000 5.000%, 10/01/38 10/28 at 100.00 AA+   1,090,210
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023:
2,235 5.500%, 6/01/30 No Opt. Call BBB-   2,407,140
2,625 5.500%, 6/01/33 No Opt. Call BBB-   2,876,632
Corkscrew Crossing Community Development District, Florida, Special
Assessment Bonds, Series 2023:
500 4.300%, 5/01/33 No Opt. Call N/R   495,650
1,000 5.100%, 5/01/43 5/33 at 100.00 N/R   991,320
1,190 Daytona Beach Florida Housing Authority,Multi-family Housing
Revenue Bonds, WM At The River LP, Series 2021 B, 1.250%,
12/01/25, (Mandatory Put 12/01/24)
12/24 at 100.00 Aaa   1,141,627
Deerfield Beach, Florida, Capital Improvement Revenue Bonds, Series
2018:
2,865 5.000%, 12/01/37 12/28 at 100.00 AA   3,116,318
1,200 5.000%, 12/01/38 12/28 at 100.00 AA   1,299,816
120 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A, 5.750%, 7/01/24
No Opt. Call N/R   120,533
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project, Series
2017C:
175 5.150%, 7/01/27, 144A No Opt. Call N/R   175,037
385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R   379,078
1,700 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series 2021A,
4.000%, 12/15/51, 144A
12/29 at 100.00 Baa3   1,381,335
170 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.000%, 6/15/35, 144A
6/25 at 100.00 N/R   171,267
2,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   1,989,000
4,525 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.500%, 1/01/49, (AMT), (Mandatory Put
1/01/29), 144A
8/23 at 102.00 N/R   4,366,670
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
8/23 at 101.00 N/R   4,921,000
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
8/23 at 104.00 N/R   5,102,600
1,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2022A, 5.000%, 2/01/40
8/32 at 100.00 A+   1,058,330

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 12,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien
Series 2015A, 5.000%, 10/01/35
10/25 at 100.00 BBB+   $ 12,170,521
760 Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas Isles
Undergrounding Project, Series 2022, 4.000%, 7/01/42, 144A
7/32 at 100.00 N/R   645,939
4,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds, Series
2022, 5.250%, 6/01/47
6/32 at 100.00 AA-   4,351,720
Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A:
7,415 5.000%, 10/01/34, (AMT) 10/24 at 100.00 AA-   7,502,423
3,250 5.000%, 10/01/40, (Pre-refunded 10/01/24), (AMT) 10/24 at 100.00 N/R  (4) 3,300,115
715 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/35, (AMT)
10/28 at 100.00 AA-   754,775
3,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Refunding Series 2013A, 5.500%,
10/01/28, (Pre-refunded 10/01/23), (AMT)
10/23 at 100.00 A+  (4) 3,008,640
2,860 Hollywood Beach Community Development District 1, Florida, Revenue
Bonds, Public Parking Facility Project, Refunding Series 2020, 5.000%,
10/01/35
10/30 at 100.00 Aa3   3,054,451
1,110 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R   980,341
1,650 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist
Health Properties, Refunding Series 2017, 5.000%, 8/15/35
8/27 at 100.00 AA   1,761,969
1,875 Julington Creek Plantation Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023, 5.500%, 5/01/43 -
AGM Insured
5/33 at 100.00 AA   2,077,256
400 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2022, 5.000%, 10/01/36 - BAM Insured
10/32 at 100.00 AA   453,996
10,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021, 5.000%,
10/01/48
No Opt. Call AA   11,322,900
970 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
8/23 at 100.00 BB   951,531
525 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2012A, 5.000%, 6/15/24, 144A
8/23 at 100.00 BB   522,942
605 Lee County, Florida, Solid Waste System Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/26, (AMT)
No Opt. Call AA-   622,297
1,155 Marco Island, Florida, Utility System Revenue Bonds, Refunding Series
2016, 3.000%, 10/01/33
10/26 at 100.00 Aa3   1,118,548
Miami Beach Health Facilities Authority, Florida, Hospital Revenue
Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
850 5.000%, 11/15/23 No Opt. Call A-   853,255
250 5.000%, 11/15/26 11/24 at 100.00 A-   253,495
375 5.000%, 11/15/27 11/24 at 100.00 A-   379,946
500 5.000%, 11/15/28 11/24 at 100.00 A-   506,030
9,250 5.000%, 11/15/39 11/24 at 100.00 A-   9,301,153
4,000 5.000%, 11/15/44 11/24 at 100.00 A-   4,016,480
Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014:
900 5.000%, 10/01/27 10/24 at 100.00 A-   911,268
920 5.000%, 10/01/28 10/24 at 100.00 A-   932,503
500 5.000%, 10/01/30 10/24 at 100.00 A-   507,110

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A:
$ 1,145 5.000%, 10/01/28, (AMT) 10/24 at 100.00 A1   $ 1,156,908
4,000 5.000%, 10/01/33, (AMT) 10/24 at 100.00 A1   4,034,720
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A+   1,026,030
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 A+   4,142,200
Monroe County, Florida, Airport Revenue Bonds, Key West International
Airport, Series 2022:
1,430 5.000%, 10/01/39, (AMT) 10/32 at 100.00 A-   1,472,657
1,575 5.000%, 10/01/41, (AMT) 10/32 at 100.00 A-   1,609,508
500 Orange County Health Facilities Authority, Florida, Revenue Bonds,
Presbyterian Retirement Communities Project, Series 2014, 5.000%,
8/01/24
No Opt. Call A-   502,595
1,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A, 5.000%,
11/01/35 - AGM Insured
11/27 at 100.00 AA   1,054,870
745 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%,
10/01/29
No Opt. Call BBB+   803,438
Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022:
620 5.000%, 11/01/34 11/32 at 100.00 BBB   659,692
750 5.000%, 11/01/36 11/32 at 100.00 BBB   783,675
1,520 5.000%, 11/01/47 11/32 at 100.00 BBB   1,526,065
2,175 5.000%, 11/01/52 11/32 at 100.00 BBB   2,149,292
425 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2015C, 5.000%, 8/01/30
8/25 at 100.00 Aa3   437,508
1,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series
2023A, 5.500%, 9/01/41 - AGM Insured
3/33 at 100.00 AA   1,129,240
1,000 Poitras East Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2023, 4.200%, 5/01/33
No Opt. Call N/R   988,910
Pompano Beach, Florida, Revenue Bonds, John Knox Village Project,
Series 2015:
225 5.000%, 9/01/24 No Opt. Call BBB   225,857
410 5.000%, 9/01/35 9/24 at 100.00 BBB   410,578
850 Reedy Creek Improvement District, Orange and Osceola Counties,
Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36
10/28 at 100.00 A1   930,232
2,120 Sarasota County, Florida, Utility System Revenue Bonds, Series 2022,
5.250%, 10/01/52
10/32 at 100.00 AA+   2,365,030
280 Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A, 4.000%, 6/15/31, 144A
No Opt. Call Ba1   262,648
500 Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds,
Refunding Series 2015, 5.000%, 10/01/35, (Pre-refunded 10/01/23)
10/23 at 100.00 AA  (4) 501,285
1,425 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Sustainability Series 2022, 5.250%, 10/01/47
10/32 at 100.00 AA+   1,593,549
1,310 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29
9/26 at 100.00 A1   1,390,997
1,100 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39
9/30 at 70.57 A1   514,107

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,090 Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Green
Series 2022A, 5.250%, 10/01/57
10/32 at 100.00 AAA   $ 4,565,054
15 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
8/23 at 100.00 N/R   13,810
15 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
8/23 at 100.00 N/R   –
Village Community Development District 10, Sumter County, Florida,
Special Assessment Revenue Bonds, Refunding Series 2023:
550 5.000%, 5/01/38 - AGM Insured 5/33 at 100.00 AA   609,208
1,130 5.000%, 5/01/39 - AGM Insured 5/33 at 100.00 AA   1,240,830
1,000 5.000%, 5/01/40 - AGM Insured 5/33 at 100.00 AA   1,089,760
3,000 Village Community Development District 14, Leesburg, Florida, Special
Assessment Bonds, Series 2022, 4.750%, 5/01/32, 144A
5/30 at 100.00 N/R   3,087,000
Total Florida 172,633,671
Georgia - 1.3%
3,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B,
5.000%, 7/01/38, (AMT)
7/32 at 100.00 Aa3   3,233,400
1,350 Clarke County School District, Georgia, General Obligation Bonds,
Sales Tax Series 2022, 5.000%, 9/01/23
No Opt. Call Aa1   1,351,931
2,390 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 A+   2,507,253
8,425 Coweta County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 AA-   8,756,608
1,860 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/43 7/32 at 100.00 AA   2,100,851
950 Henry County Hospital Authority, Georgia, Revenue Certificates,
Piedmont Henry Hospital Project, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 AA-   962,892
Total Georgia 18,912,935
Guam - 0.1%
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
1,035 5.000%, 11/15/23 No Opt. Call BB   1,036,211
1,000 5.000%, 11/15/33 11/25 at 100.00 BB   1,013,330
Total Guam 2,049,541
Hawaii - 0.6%
1,600 Hawaii Department of Transportation - Airports Division, Lease Revenue
Certificates of Participation, Series 2013, 5.000%, 8/01/28, (AMT)
8/23 at 100.00 A+   1,600,608
2,000 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2015A, 5.000%, 10/01/37
10/25 at 100.00 AA+   2,053,700
3,840 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2022B, 5.250%, 7/01/41
7/32 at 100.00 AA+   4,372,070
Kauai County, Hawaii, Special Tax Bonds, Community Facilities District
2008-1 Kukuiula Development Project, Series 2022:
440 4.000%, 5/15/29 No Opt. Call N/R   427,346
470 4.000%, 5/15/30 No Opt. Call N/R   453,428
375 5.000%, 5/15/31 No Opt. Call N/R   386,430
250 5.000%, 5/15/32 No Opt. Call N/R   256,777
Total Hawaii 9,550,359

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho - 1.1%
Boise State University, Idaho, General Revenue Bonds, Series 2018A:
$ 575 5.000%, 4/01/38 4/28 at 100.00 Aa3   $ 611,403
600 5.000%, 4/01/39 4/28 at 100.00 Aa3   636,888
Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho,
Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series
2015:
500 5.000%, 6/01/29 12/24 at 100.00 A3   509,260
1,000 5.000%, 6/01/30 12/24 at 100.00 A3   1,017,740
2,090 5.000%, 6/01/31 12/24 at 100.00 A3   2,125,697
610 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 BB+   619,199
1,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A+   1,288,550
865 Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group,
Series 2015, 5.500%, 12/01/29
6/25 at 100.00 AA-   895,794
6,105 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series
2023A, 5.250%, 8/15/48
8/33 at 100.00 Aa1   6,855,305
1,170 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Future Public School Project, Series 2022A, 4.000%, 5/01/32,
144A
5/29 at 103.00 Ba2   1,066,853
Total Idaho 15,626,689
Illinois - 6.2%
1,395 Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds,
Refunding Series 2015A, 4.000%, 12/01/23
No Opt. Call A3   1,391,457
602 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopment Project,
Series 2013A, 7.125%, 3/15/33
8/23 at 100.00 N/R   601,831
600 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 5.000%, 1/01/35
1/30 at 100.00 A+   665,526
Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A:
3,850 5.000%, 1/01/35 1/32 at 100.00 BBB+   4,184,449
1,685 5.500%, 1/01/39 1/32 at 100.00 BBB+   1,847,603
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A:
2,500 5.000%, 1/01/25 1/24 at 100.00 A   2,507,350
3,000 5.000%, 1/01/30 1/24 at 100.00 A   3,007,050
4,320 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2012, 4.000%, 11/01/37
8/23 at 100.00 A+   4,311,619
4,650 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/40
12/32 at 100.00 Aa1   5,230,134
100 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 5.000%, 5/15/25
No Opt. Call A   102,362
2,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, 4.000%, 8/01/38
8/24 at 100.00 AA   1,972,180
525 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/39
8/31 at 100.00 BBB+   475,923
Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A:
1,220 4.300%, 8/01/28, 144A No Opt. Call BB+   1,216,194
1,000 5.250%, 8/01/38, 144A 8/33 at 100.00 BB+   1,019,460

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 4,500 Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Refunding Series 2018A, 4.250%, 1/01/44, (Pre-refunded 1/01/28)
1/28 at 100.00 AA-  (4) $ 4,728,555
3,000 Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Series 2017A, 5.000%, 1/01/36, (Pre-refunded 1/01/27)
1/27 at 100.00 AA-  (4) 3,195,840
5,000 Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, 4.000%, 7/01/37, (Pre-refunded
7/01/26)
7/26 at 100.00 Aa3  (4) 5,139,600
9,885 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47
1/28 at 100.00 AA+   9,437,506
1,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 4.000%, 11/15/33
11/25 at 100.00 A   1,004,780
2,750 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 AA-   2,781,377
220 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/23
No Opt. Call A3   220,081
Illinois Finance Authority, Revenue Bonds, Smith Crossing, Refunding
Series 2022:
725 4.000%, 10/15/30 4/29 at 103.00 BBB-   660,178
6,000 4.000%, 10/15/37 4/29 at 103.00 BBB-   4,974,360
830 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University
of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26
No Opt. Call Baa3   835,669
1,455 Illinois Housing Development Authority, Revenue Bonds, Social Series
2022G, 6.250%, 10/01/52
4/32 at 100.00 Aaa   1,575,503
2,000 Illinois State, General Obligation Bonds, December Series 2017B,
5.000%, 12/01/24
No Opt. Call A-   2,037,040
6,000 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/28
11/27 at 100.00 A-   6,388,140
4,830 Knox & Warren Counties Community Unit School District 205
Galesburg, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
12/01/37
12/27 at 100.00 AA-   5,231,711
1,100 Lake County Consolidated High School District 120 Mundelein, Illinois,
General Obligation Bonds, School Series 2022A, 5.500%, 12/01/40
12/32 at 100.00 AA+   1,227,897
600 Madison, Bond and Montgomery Counties Community Unit School
District 05, Highland, Illinois, General Obligation Bonds, School Series
2022B, 5.500%, 2/01/42 - AGM Insured
2/30 at 100.00 AA   656,100
710 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/33 - AGM Insured
11/26 at 100.00 AA   746,934
1,250 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Refunding Series 2020B, 4.000%, 4/01/35 - BAM Insured
4/30 at 100.00 AA   1,256,613
1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 BBB   999,210
1,000 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/48 - AGM Insured , (WI/DD)
6/33 at 100.00 AA   1,108,200
2,250 Southwestern Illinois Development Authority, Local Government
Revenue Bonds, Edwardsville Community Unit School District 7
Project, Series 2023A, 5.500%, 12/01/35 - BAM Insured
12/31 at 100.00 AA   2,608,628

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Stephenson County School District 145, Freeport, Illinois, General
Obligation Bonds, Limited School Series 2018A:
$ 610 5.000%, 2/01/34 - AGM Insured 2/28 at 100.00 AA   $ 659,196
140 5.000%, 2/01/34, (Pre-refunded 2/01/28) - AGM Insured 2/28 at 100.00 AA  (4) 152,901
100 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2014A, 5.000%, 4/01/39
4/24 at 100.00 Aa2   100,157
2,000 Will County School District 114, Manhattan, Illinois, General Obligation
Bonds, Series 2022, 5.500%, 1/01/43 - BAM Insured
1/33 at 100.00 AA   2,247,920
4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue
Source Series 2019, 4.000%, 11/15/47
11/29 at 100.00 AA+   3,899,800
Total Illinois 92,407,034
Indiana - 5.0%
2,500 Evansville, Indiana, Waterworks District Revenue Bonds, Series 2022A,
5.000%, 7/01/47 - BAM Insured
1/32 at 100.00 AA   2,674,325
1,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   857,710
Hamilton Southeastern Consolidated School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2018:
700 5.000%, 7/15/35 1/28 at 100.00 AA+   764,855
795 5.000%, 7/15/36 1/28 at 100.00 AA+   862,742
500 5.000%, 7/15/37 1/28 at 100.00 AA+   539,095
1,000 5.000%, 7/15/38 1/28 at 100.00 AA+   1,073,050
Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler
University Project, Refunding Series 2014A:
560 5.000%, 2/01/26 2/24 at 100.00 A-   564,458
425 5.000%, 2/01/27 2/24 at 100.00 A-   428,587
4,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
DePauw University Project, Series 2022A, 5.000%, 7/01/42
7/32 at 100.00 Baa1   4,086,680
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 A3   3,881,264
250 Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A, 5.000%, 4/01/37
4/26 at 100.00 Baa3   252,978
4,195 Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016B, 5.000%, 11/01/41
11/25 at 100.00 Aa3   4,275,712
Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019A:
665 5.000%, 11/01/35 5/29 at 100.00 BBB+   703,563
235 4.000%, 11/01/36 5/29 at 100.00 BBB+   228,324
1,125 4.000%, 11/01/43 5/29 at 100.00 BBB+   1,011,532
850 Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 AA-   809,931
Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022:
1,785 5.000%, 1/01/42 - AGM Insured 1/32 at 100.00 AA   1,901,007
1,700 5.000%, 1/01/52 - AGM Insured 1/32 at 100.00 AA   1,795,812
3,025 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding Second Lien Series 2021-2, 4.000%,
10/01/40 - BAM Insured
10/31 at 100.00 AA   3,046,750
2,020 Indiana Health Facility Financing Authority, Revenue Bonds, Ascension
Health, Series 2001A-1, 5.000%, 11/15/34
11/25 at 100.00 AA+   2,091,165
1,420 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016C, 5.000%, 1/01/38
7/26 at 100.00 A+   1,456,608

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 670 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2017A, 5.000%, 1/01/42
1/28 at 100.00 A+   $ 703,781
3,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2022A, 5.500%, 1/01/47
1/32 at 100.00 A+   3,338,040
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2022G-2, 5.000%, 1/01/33,
(AMT)
1/32 at 100.00 A1   1,105,390
2,235 Indianapolis Local Public Improvement Bond Bank, Indiana, Circle
City Forward Phase II Project Revenue Bonds, Series 2023B, 5.250%,
2/01/48
8/33 at 100.00 AAA   2,483,241
IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue
Bonds, Social Series 2022:
630 5.500%, 7/15/37 7/32 at 100.00 AA+   716,467
500 5.500%, 7/15/39 7/32 at 100.00 AA+   563,315
1,625 Ivy Tech Community College, Indiana, Student Fee Revenue Bonds,
Series 2018V, 5.000%, 7/01/36
7/28 at 100.00 AA   1,731,242
Lake Ridge Multi-School Building Corporation, Lake County, Indiana,
First Mortgage Bonds, Ad Valorem Property Tax Series 2022:
2,960 5.500%, 7/15/36 7/32 at 100.00 AA+   3,445,262
3,500 5.500%, 7/15/38 7/32 at 100.00 AA+   4,012,155
1,280 5.500%, 7/15/40 7/32 at 100.00 AA+   1,453,760
1,150 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.500%, 1/15/42
7/31 at 100.00 AA+   1,290,703
North Montgomery High School Building Corporation, Indiana, First
Mortgage Bonds, Series 2018:
2,375 5.000%, 7/15/35 7/26 at 100.00 AA+   2,494,843
2,480 5.000%, 7/15/36 7/26 at 100.00 AA+   2,603,702
Plymouth Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Series 2018:
1,655 5.000%, 1/15/34 7/28 at 100.00 AA+   1,813,880
3,655 5.000%, 7/15/36 7/28 at 100.00 AA+   3,960,375
Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project,  Refunding Series 2015A:
500 5.000%, 1/01/28 1/25 at 100.00 A   508,980
815 5.000%, 1/01/29 1/25 at 100.00 A   829,597
4,905 Tippecanoe County NSE08 School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2022B, 6.000%,
7/15/39
7/32 at 100.00 AA+   5,854,314
Tippecanoe County NSE08 School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2023B:
465 6.000%, 7/15/41 7/33 at 100.00 AA+   558,856
1,325 6.000%, 1/15/43 7/33 at 100.00 AA+   1,582,553
Total Indiana 74,356,604
Iowa - 0.2%
3,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put
9/01/26)
6/26 at 100.62 A   3,055,800
Total Iowa 3,055,800
Kansas - 0.9%
1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 Ba2   1,044,997

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 4,000 Kansas Department of Transportation, Highway Revenue Bonds, Series
2018A, 5.000%, 9/01/36
9/27 at 100.00 AA   $ 4,263,680
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 A3   212,277
3,000 Shawnee County Unified School District 437 Auburn- Washburn,
Kansas, General Obligation Bonds, Refunding and Improvement
Series 2022, 5.000%, 9/01/42
9/32 at 100.00 Aa2   3,355,050
2,700 Unified School District No. 491, Douglas County. Kansas, General
Obligation Bonds, Refunding and School Building, Eudora Series
2023A, 5.000%, 9/01/42 - AGM Insured , (WI/DD)
9/32 at 100.00 AA   2,925,342
2,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015,
5.000%, 9/01/35
9/25 at 100.00 AA-   2,047,900
Total Kansas 13,849,246
Kentucky - 0.1%
750 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26
No Opt. Call Baa2   770,745
1,250 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 127, Series 2022A, 5.250%, 6/01/39
6/32 at 100.00 AA-   1,391,112
Total Kentucky 2,161,857
Louisiana - 2.1%
Cameron Parish School District 15, Louisiana, General Obligation
Bonds, Series 2021:
350 4.000%, 10/01/34 10/30 at 100.00 BBB   354,088
350 4.000%, 10/01/35 10/30 at 100.00 BBB   351,561
4,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/42 - AGM
Insured
11/25 at 100.00 AA   4,100,400
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue
Bonds, Louisiana Insurance Guaranty Association Project, Series
2022B, 5.000%, 8/15/33
8/27 at 100.00 A1   5,278,650
200 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R   191,604
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017:
2,000 5.000%, 5/15/33 5/27 at 100.00 A   2,096,480
2,000 5.000%, 5/15/34 5/27 at 100.00 A   2,093,920
2,640 5.000%, 5/15/35 5/27 at 100.00 A   2,754,048
3,940 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/30, (AMT)
1/25 at 100.00 A   3,994,530
New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 A   416,092
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A   518,890
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 A   366,928
Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B:
3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 AA   3,091,830
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 AA   882,394
4,900 Saint John the Baptist Parish School District 1, Louisiana, General
Obligation Bonds, Series 2023, 5.250%, 3/01/37
3/33 at 100.00 A2   5,343,940
Total Louisiana 31,835,355

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine - 0.1%
$ 500 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Series 2022C, 5.500%, 7/01/38 - AGM Insured
7/32 at 100.00 AA   $ 563,130
700 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Series 2023A, 5.000%, 7/01/42 - AGM Insured
7/33 at 100.00 AA   752,703
Total Maine 1,315,833
Maryland - 0.9%
1,075 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Senior Obligation Series 2023A-1, 5.000%,
6/01/43
6/33 at 100.00 Aa2   1,198,367
2,000 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%,
7/01/29
7/25 at 100.00 A   2,046,580
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 A3   259,833
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015:
1,200 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (4) 1,220,940
625 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (4) 647,437
2,120 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 A  (4) 2,149,956
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/28
7/27 at 100.00 A   1,060,110
4,615 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington International Thurgood Marshall
Airport Project, Series 2019, 5.000%, 6/01/26, (AMT)
No Opt. Call A+   4,768,910
Total Maryland 13,352,133
Massachusetts - 0.7%
1,660 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30
8/25 at 100.00 A   1,719,544
1,385 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022, 5.000%, 10/01/37
10/32 at 100.00 A1   1,582,335
3,885 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/44
11/27 at 100.00 AA+   4,090,983
3,280 Massachusetts State, General Obligation Bonds, Refunding Series
2023B, 5.000%, 5/01/43
5/33 at 100.00 AA+   3,670,910
Total Massachusetts 11,063,772
Michigan - 2.5%
Coldwater Community Schools, Branch County, Michigan, General
Obligation Bonds, School Building & Site Series 2018:
510 5.000%, 5/01/41 5/28 at 100.00 AA   548,663
1,220 5.000%, 5/01/42 5/28 at 100.00 AA   1,311,537
5,000 Holly Area School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site, Series 2022I, 5.250%,
5/01/48
5/32 at 100.00 AA   5,579,200
Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, Bronson Healthcare Group, Inc., Refunding Series 2016:
5 5.000%, 5/15/26, (ETM) No Opt. Call N/R  (4) 5,249
95 5.000%, 5/15/26 No Opt. Call A2   98,714

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 335 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free
Bed Rehabilitation Hospital, Series 2021A, 4.000%, 4/01/36
4/31 at 100.00 A   $ 335,583
4,000 Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Refunding & Capital Improvement Series 2023B, 5.000%,
6/01/42 - AGM Insured
6/33 at 100.00 AA   4,401,120
825 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015B, 5.000%, 5/15/34
5/25 at 100.00 AA-   846,071
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A:
3,600 5.000%, 11/15/33 11/32 at 100.00 A-   3,959,568
3,785 5.000%, 11/15/34 11/32 at 100.00 A-   4,151,918
3,975 5.000%, 11/15/35 11/32 at 100.00 A-   4,325,674
375 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   292,159
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/51
1/31 at 100.00 BB+   778,270
5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/44
11/31 at 100.00 AA+   4,936,300
2,200 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/33, (Pre-refunded 3/01/24)
3/24 at 100.00 Aa3  (4) 2,219,272
3,000 Wyoming Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/43 - AGM
Insured
5/33 at 100.00 AA   3,272,220
Total Michigan 37,061,518
Minnesota - 1.3%
4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North
Lakes Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 N/R   4,174,853
450 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
8/23 at 101.00 BB+   448,749
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A:
1,380 5.000%, 11/15/28 11/25 at 100.00 BBB+   1,416,667
1,000 5.000%, 11/15/29 11/25 at 100.00 BBB+   1,027,660
1,000 5.000%, 11/15/30 11/25 at 100.00 BBB+   1,028,090
3,665 5.000%, 11/15/31 11/25 at 100.00 BBB+   3,767,913
1,750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%,
1/01/37, (AMT)
1/32 at 100.00 A+   1,883,682
1,000 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2022M, 5.100%, 7/01/42
1/32 at 100.00 AA+   1,045,940
1,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT
Charter School Project,  Series 2022A, 5.000%, 6/01/32
6/29 at 100.00 BB+   1,003,440
1,895 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 5.000%, 12/01/39
12/29 at 100.00 BBB-   1,887,212
400 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Lutheran Home, Refunding Series 2013,
4.000%, 1/01/24
8/23 at 100.00 N/R   396,172

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 750 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School,
Series 2023, 5.500%, 12/01/38
12/29 at 102.00 BB+   $ 770,093
Total Minnesota 18,850,471
Mississippi - 1.5%
3,180 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center, Colony Park Teaching
Campus, Series 2023A, 5.000%, 6/01/42
6/33 at 100.00 Aa2   3,436,435
1,135 Mississippi Development Bank, Special Obligation Bonds, Rankin
County School District General Obligation Project, Series 2019,
5.000%, 6/01/40
6/29 at 100.00 AA   1,205,926
5,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2023C, 4.550%, 12/01/43 , (WI/DD)
6/32 at 100.00 Aaa   5,027,600
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A:
4,000 5.000%, 9/01/41 9/26 at 100.00 BBB+   4,038,200
8,500 5.000%, 9/01/46 9/26 at 100.00 BBB+   8,526,180
Total Mississippi 22,234,341
Missouri - 2.2%
1,000 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 5.000%, 9/01/36
9/28 at 100.00 Aa2   1,077,880
1,960 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B, 5.250%,
5/01/52
5/32 at 100.00 AAA   2,179,343
4,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.500%, 5/01/42
5/32 at 100.00 AA-   4,448,560
1,030 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/24
No Opt. Call A+   1,049,807
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA   2,890,230
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
8/23 at 100.00 A+   9,789,900
650 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/28
2/26 at 100.00 BBB   654,238
2,330 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A, 5.250%, 4/01/39
4/29 at 100.00 A+   2,477,792
2,200 Ozark Reorganized School District 6, Christian County, Missouri,
General Obligation Bonds, School Building Series 2022, 6.000%,
3/01/42 - AGM Insured
9/32 at 100.00 AA   2,611,598
253 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
8/23 at 100.00 N/R   129,030
510 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 N/R   504,635
1,500 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB   1,453,500
2,500 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project
Series 2023A, 4.875%, 6/15/36
6/33 at 100.00 N/R   2,506,650

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 600 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 -
AGM Insured
9/32 at 100.00 AA   $ 715,338
Total Missouri 32,488,501
Montana - 1.3%
3,000 Montana Board of Housing, Single Family Mortgage Bonds, Series
2023A, 4.450%, 12/01/43 , (WI/DD)
12/32 at 100.00 AA+   3,010,590
1,220 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%,
2/15/31
2/27 at 100.00 A+   1,269,922
Montana Facility Finance Authority, Montana, Health Facilities Revenue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018:
675 5.000%, 6/01/36 6/28 at 100.00 A   704,457
1,255 5.000%, 6/01/37 6/28 at 100.00 A   1,296,214
5,000 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   5,121,000
2,685 Montana State Board of Regents of Higher Education, Facilities
Improvement Revenue Bonds, Montana State University, Series
2018E, 5.000%, 11/15/43
11/27 at 100.00 Aa3   2,816,296
1,470 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 AA   1,611,576
2,980 Yellowstone County K-12 School District 26 Lockwood, Montana,
General Obligation Bonds, School Building Series 2018, 5.000%,
7/01/35
7/28 at 100.00 A   3,254,816
Total Montana 19,084,871
Nebraska - 1.0%
Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
1,045 5.000%, 11/15/36 5/27 at 100.00 AA-   1,097,867
1,070 5.000%, 11/15/37 5/27 at 100.00 AA-   1,119,701
900 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015, 5.000%, 11/01/29
11/25 at 100.00 A   928,782
2,000 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/37
6/27 at 100.00 N/R   1,920,920
Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,765 5.000%, 7/01/25 No Opt. Call BBB   1,790,540
1,000 5.000%, 7/01/27 No Opt. Call BBB   1,039,180
1,500 5.000%, 7/01/28 7/27 at 100.00 BBB   1,555,575
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Series 2018, 5.000%,
7/01/29
7/25 at 100.00 BBB   536,445
1,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA   1,057,300
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 Aa1   2,997,484
Total Nebraska 14,043,794

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada - 1.0%
Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A:
$ 505 5.000%, 9/01/31 9/27 at 100.00 A-   $ 530,194
1,000 5.000%, 9/01/33 9/27 at 100.00 A-   1,048,840
2,425 Clark County Water Reclamation District, Nevada, General Obligation
Water Bonds, Limited Tax Series 2023, 5.000%, 7/01/41
7/33 at 100.00 AAA   2,720,486
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 Aa2   4,083,640
2,000 Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax,
Refunding Series 2022A, 5.000%, 7/01/26, (AMT)
No Opt. Call A1   2,076,080
115 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/25
No Opt. Call Aa3   118,869
1,370 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2017B,
5.000%, 7/01/24, (AMT)
No Opt. Call Aa3   1,383,933
775 Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-22 Rainbow Canyon Phase II, Series 2023, 5.000%, 3/01/38
3/33 at 100.00 N/R   773,380
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015:
1,125 4.000%, 12/01/23 No Opt. Call N/R   1,125,304
900 4.250%, 12/01/24 No Opt. Call N/R   902,844
440 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 3.250%,
6/01/24
No Opt. Call N/R   435,657
Total Nevada 15,199,227
New Hampshire - 0.8%
580 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27
8/23 at 100.00 BBB+   580,551
New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2017:
3,145 5.000%, 7/01/35 7/27 at 100.00 BBB+   3,229,286
1,950 5.000%, 7/01/37 7/27 at 100.00 BBB+   1,976,130
670 5.000%, 7/01/44 7/27 at 100.00 BBB+   645,578
4,055 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/42
10/27 at 100.00 AA-   4,172,960
1,350 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2023B, 4.449%, 7/01/43 , (WI/DD)
7/32 at 100.00 Aaa   1,337,162
Total New Hampshire 11,941,667
New Jersey - 2.6%
2,000 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Refunding Series 2014A, 5.000%, 2/15/28
2/24 at 100.00 A-   2,009,600
Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life Science
Exchange - H-1 Project Series 2023A:
3,920 5.000%, 8/15/49 8/33 at 100.00 AAA   4,348,456
2,715 5.000%, 8/15/53 8/33 at 100.00 Aa3   2,972,735
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017:
485 5.000%, 7/15/24 No Opt. Call BBB-   488,002
510 5.000%, 7/15/25 No Opt. Call BBB-   517,584
535 5.000%, 7/15/26 No Opt. Call BBB-   546,684

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 560 5.000%, 7/15/27 No Opt. Call BBB-   $ 577,909
5,300 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project
Series 2022A, 5.000%, 11/01/37
11/32 at 100.00 A2   5,783,095
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25
No Opt. Call A2   1,029,460
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017:
1,525 5.000%, 10/01/23, (AMT) No Opt. Call Baa2   1,526,952
1,800 5.000%, 10/01/24, (AMT) No Opt. Call Baa2   1,817,514
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformation Program, Refunding Series
2017, 5.000%, 10/01/29
4/28 at 100.00 A2   5,401,050
2,235 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 A+   2,343,040
1,700 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.250%, 6/15/36
12/32 at 100.00 A2   1,919,572
1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 A2   1,745,458
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 A2   206,694
South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B:
2,100 5.000%, 1/01/34, (AMT) 1/28 at 100.00 A3   2,180,430
1,300 5.000%, 1/01/35, (AMT) 1/28 at 100.00 A3   1,345,786
1,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 A3   1,285,925
Total New Jersey 38,045,946
New York - 5.7%
400 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.000%, 7/01/27
7/25 at 100.00 B-   375,460
Build New York City Resource Corporation, New York, Revenue Bonds,
Academic Leadership Charter School, Series 2021:
310 4.000%, 6/15/26 No Opt. Call BBB-   306,196
300 4.000%, 6/15/28 No Opt. Call BBB-   296,442
400 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 4.000%,
6/15/32
No Opt. Call BB+   382,100
250 Build New York City Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact Project
Series 2021A, 4.000%, 6/01/31, 144A
6/29 at 100.00 N/R   236,433
Build New York Resource Corporation Revenue Bonds, East Harlem
Scholars Academy Charter School Project, Series 2022 (Social Bonds):
400 5.000%, 6/01/32, 144A 6/30 at 100.00 BB+   404,120
1,250 5.750%, 6/01/42, 144A 6/30 at 100.00 BB+   1,280,337
1,335 Dormitory Authority of the State of New York, Columbia University
Revenue Bonds, Series 2020A, 5.000%, 10/01/50
No Opt. Call AAA   1,563,659
Dormitory Authority of the State of New York, General Revenue Bonds,
Barnard College, Series 2022A:
785 5.000%, 7/01/37 7/30 at 100.00 A3   829,525
500 5.000%, 7/01/38 7/30 at 100.00 A3   524,525

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,250 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/32
No Opt. Call BBB-   $ 1,336,837
Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A:
725 5.000%, 7/01/32 7/29 at 100.00 B-   638,333
525 5.000%, 7/01/34 7/29 at 100.00 B-   452,613
925 4.000%, 7/01/38 7/29 at 100.00 B-   692,409
800 5.000%, 7/01/41 7/29 at 100.00 B-   649,960
2,535 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A, 5.000%, 8/01/25
No Opt. Call BBB-   2,536,800
470 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/28
No Opt. Call BBB-   473,638
300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29, 144A
6/27 at 100.00 BBB-   302,130
1,260 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Molloy College Project, Refunding Series 2017, 5.000%,
7/01/37
7/27 at 100.00 BBB   1,282,756
4,500 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36
2/27 at 100.00 Aa2   4,741,695
1,575 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2   1,801,973
580 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2   664,953
1,455 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A   1,472,795
1,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 A   1,028,630
2,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/36
9/27 at 100.00 A   2,150,040
925 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Nazareth College of Rochester, Series 2017A,
5.000%, 10/01/31
10/27 at 100.00 BBB+   963,970
1,975 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017,
5.000%, 12/01/46
12/26 at 100.00 BBB+   1,976,679
Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A:
600 5.000%, 12/01/24 No Opt. Call BBB+   607,518
750 5.000%, 12/01/25 No Opt. Call BBB+   767,872
2,065 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26 2006 1
8/23 at 100.00 CCC+   2,046,295
New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A:
1,245 5.000%, 7/01/31 7/25 at 100.00 BBB   1,278,304
370 5.000%, 7/01/32 7/25 at 100.00 BBB   379,653
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2018 Series EE, 5.000%, 6/15/39
12/25 at 100.00 AA+   5,160,750
3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 AAA   3,124,560

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023B-1, 5.250%, 11/01/36
11/32 at 100.00 AAA   $ 2,950,575
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023D-1:
1,500 5.250%, 11/01/37 11/32 at 100.00 AAA   1,753,545
5,000 5.500%, 11/01/45 11/32 at 100.00 AAA   5,740,450
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023E-1, 5.000%, 11/01/40
5/33 at 100.00 AAA   11,243,100
250 New York Counties Tobacco Trust VI, New York, Tobacco Settlement
Pass-Through Bonds, Series Series 2016B, 5.000%, 6/01/31
6/26 at 100.00 A   258,908
2,840 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   2,792,288
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/42
6/27 at 100.00 AAA   3,175,980
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan
Issue, Series 2005B:
500 5.500%, 10/15/27, (ETM) No Opt. Call N/R  (4) 548,450
1,000 5.500%, 4/15/35, (ETM) No Opt. Call N/R  (4) 1,222,550
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/30, (AMT)
No Opt. Call Baa1   5,395,650
2,500 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/27,
(AMT)
12/23 at 100.00 AA-   2,508,675
600 Poughkeepsie City, New York, General Obligation Bonds, Refunding
Public Improvement Series 2019., 5.000%, 6/01/31
6/26 at 100.00 Ba1   613,596
750 Schenectady County Capital Resource Corporation, New York, Revenue
Bonds, Union College Project, Series 2022, 5.250%, 7/01/52
7/32 at 100.00 A1   823,965
260 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA-   272,958
465 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/54
10/29 at 100.00 N/R   409,777
915 Yonkers Industrial Development Agency, New York, School Facility
Revenue Bonds, New Community School Project Series 2022, 5.250%,
5/01/51
5/32 at 100.00 AA   1,002,062
1,155 Yonkers, New York, General Obligation Bonds, Serial Series 2022F,
5.000%, 11/15/38 - BAM Insured
11/32 at 100.00 AA   1,298,567
Total New York 84,741,056
North Carolina - 1.3%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017B:
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa3   1,023,150
1,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 Aa3   1,021,510
1,090 Greater Asheville Regional Airport Authority,  North Carolina, Airport
System Revenue Bonds, Series 2023, 5.250%, 7/01/42 - AGM Insured,
(AMT)
7/33 at 100.00 AA   1,177,473

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2022A:
$ 750 5.000%, 7/01/27 - AGM Insured, (AMT) No Opt. Call AA   $ 787,163
1,300 5.250%, 7/01/39 - AGM Insured, (AMT) 7/32 at 100.00 AA   1,411,995
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023:
430 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 AA   466,576
620 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 AA   668,533
750 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2017A, 5.000%, 10/01/37, (Pre-refunded 10/01/23)
10/23 at 103.00 BBB  (4) 774,307
2,350 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32
1/27 at 100.00 BBB   2,472,717
3,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/31
1/29 at 100.00 BBB   3,754,310
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019:
1,500 5.000%, 1/01/44 1/30 at 100.00 BBB   1,565,955
500 5.000%, 1/01/49 1/30 at 100.00 Aa1   518,370
Raleigh Durham Airport Authority, North Carolina, Airport Revenue
Bonds, Refunding Series 2017A:
1,110 5.000%, 5/01/31, (AMT) 5/27 at 100.00 Aa3   1,166,277
1,750 5.000%, 5/01/32, (AMT) 5/27 at 100.00 Aa3   1,836,153
1,135 5.000%, 5/01/33, (AMT) 5/27 at 100.00 Aa3   1,189,650
Total North Carolina 19,834,139
North Dakota - 0.5%
3,290 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 Baa3   3,236,800
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023D, 4.500%, 7/01/43 , (WI/DD)
7/32 at 100.00 Aa1   997,000
1,365 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015B, 5.250%, 6/01/27
6/25 at 100.00 AA-   1,415,437
1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 BB+   1,407,409
Total North Dakota 7,056,646
Ohio - 1.9%
1,315 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement Series
2023, 5.250%, 12/01/53 - BAM Insured
6/31 at 100.00 AA   1,429,063
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways
Improvements, Subordinate Lien Series 2015A-2:
335 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 335,918
115 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (4) 115,286
870 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38
4/28 at 100.00 AA   928,551
1,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022, 5.500%,
12/01/42
12/30 at 100.00 Aa2   1,121,470
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 AA+   2,056,520
Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018:
2,250 5.000%, 6/01/36 6/28 at 100.00 AAA   2,440,710

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,250 5.000%, 6/01/37 6/28 at 100.00 AAA   $ 2,426,737
550 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
8/23 at 100.00 BB+   549,995
5,000 New Albany Plain Local Joint Park District, Franklin and Licking
Counties, Ohio, General Obligation Bonds, Park Facilities Series 2023,
5.500%, 12/01/48 - BAM Insured
12/32 at 100.00 AA   5,638,000
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   1,046,845
Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2017:
500 5.000%, 7/01/34 7/27 at 100.00 A   530,875
495 5.000%, 7/01/42 7/27 at 100.00 A   514,587
2,500 Ohio State, Capital Facilities Lease-Appropriation Bonds, Special
Obligation, Administrative Building Fund Projects, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 AA+   2,633,775
1,575 Ohio State, Major New State Infrastructure Project Revenue Bonds,
Series 2022-1, 5.000%, 12/15/23
No Opt. Call AA   1,584,781
5,000 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 N/R   5,051,550
Total Ohio 28,404,663
Oklahoma - 0.6%
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022:
2,145 5.000%, 10/01/33 10/32 at 100.00 A-   2,347,360
1,925 5.000%, 10/01/35 10/32 at 100.00 A-   2,083,331
2,000 Edmond Public Works Authority, Oklahoma, Sales Tax and Utility
Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42
7/27 at 100.00 AA-   2,120,120
500 Marshall County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%,
9/01/32
9/27 at 100.00 A-   543,585
750 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   713,752
1,370 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/37
1/26 at 100.00 AA-   1,412,840
Total Oklahoma 9,220,988
Oregon - 0.2%
50 Oregon Special Districts Association, Certificates of Participation,
Flexlease Program, Series 2013A, 4.000%, 1/01/24
7/23 at 100.00 N/R   50,019
West Linn, Oregon, General Obligation Bonds, Series 2023:
1,530 4.000%, 6/01/41 6/32 at 100.00 AA+   1,530,826
1,465 4.000%, 6/01/43 6/32 at 100.00 AA+   1,450,541
Total Oregon 3,031,386
Pennsylvania - 2.4%
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3   101,985
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017:
650 5.000%, 11/01/24 No Opt. Call B   508,820

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 710 5.000%, 11/01/29 11/27 at 100.00 B   $ 463,289
50 5.000%, 11/01/37 11/27 at 100.00 B   32,494
160 4.000%, 11/01/47 11/27 at 100.00 B   95,838
Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A:
1,300 5.000%, 11/01/40 8/23 at 100.00 B   844,311
1,155 5.000%, 11/01/44 8/23 at 100.00 B   749,699
Cumberland Valley School District, Cumberland County, Pennsylvania,
General Obligation Bonds, Series 2023A:
1,000 5.000%, 11/15/44 - AGM Insured , (WI/DD) 11/32 at 100.00 AA   1,084,640
1,420 5.000%, 11/15/47 - AGM Insured , (WI/DD) 11/32 at 100.00 AA   1,529,354
3,600 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/34
9/28 at 100.00 A   3,830,616
Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major
Bridges Package One Project, Series 2022:
6,000 5.000%, 6/30/33, (AMT) 12/32 at 100.00 Baa2   6,704,520
5,000 5.250%, 6/30/36, (AMT) 12/32 at 100.00 Baa2   5,578,150
1,000 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 BBB   940,000
500 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A,
5.000%, 2/15/36
2/32 at 100.00 A   555,495
2,290 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.000%,
9/01/45
3/25 at 100.00 A   2,314,434
2,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/47
12/32 at 100.00 AA-   2,748,450
1,845 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Fixed Rate Series
2017A, 5.000%, 9/01/36
3/27 at 100.00 A   1,916,476
1,500 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2015A, 5.000%, 6/15/26, (AMT)
6/25 at 100.00 A+   1,523,475
3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/35, (AMT)
7/27 at 100.00 A+   3,122,100
725 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 Baa3   739,094
Total Pennsylvania 35,383,240
Rhode Island - 0.6%
1,500 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Providence College, Refunding
Series 2015, 5.000%, 11/01/40
11/25 at 100.00 A   1,536,885
1,060 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, University of Rhode Island
Auxiliary Enterprise, Refunding Series 2017B, 4.000%, 9/15/34
9/27 at 100.00 A+   1,067,749
Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series
2016:
1,500 5.000%, 5/15/30 5/26 at 100.00 BBB+   1,534,650
2,200 5.000%, 5/15/31 5/26 at 100.00 BBB+   2,249,676

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 1,900 Rhode Island Student Loan Authority, Student Loan Program Revenue
Bonds, Senior Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call AA   $ 1,928,006
Total Rhode Island 8,316,966
South Carolina - 0.9%
Charleston County Airport District, South Carolina, Airport Revenue
Bonds, Series 2019:
1,000 5.000%, 7/01/36 7/29 at 100.00 A+   1,087,380
800 5.000%, 7/01/37 7/29 at 100.00 A+   863,992
750 Horry County, South Carolina, Limited Obligation Bonds, Hospitality
Fee & Local Accommodations Fee Pledge, Series 2022, 5.000%,
9/01/39
9/32 at 100.00 AA   825,412
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project,
Series 2014A:
40 5.750%, 11/01/23, (ETM), 144A No Opt. Call N/R  (4) 40,201
180 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R  (4) 187,342
South Carolina State Ports Authority, Revenue Bonds, Series 2015:
785 5.000%, 7/01/33, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A+  (4) 804,350
2,625 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A1  (4) 2,701,729
South Carolina State Ports Authority, Revenue Bonds, Series 2018:
2,840 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A+   3,010,400
450 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+   459,450
870 South Island Public Service District, South Carolina, Waterworks and
Sewer System Revenue Bonds, Improvement Series 2022, 5.250%,
4/01/42
4/32 at 100.00 AA+   955,660
1,325 Spartanburg County School District 4, South Carolina, General
Obligation Bonds, Series 2022A, 5.000%, 3/01/47
3/32 at 100.00 Aa1   1,451,153
1,495 Spartanburg County School District 7, South Carolina, General
Obligation Bonds, Series 2018B, 5.000%, 3/01/38
3/29 at 100.00 Aa1   1,625,499
Total South Carolina 14,012,568
South Dakota - 1.1%
1,555 Baltic School District No. 49-1, South Dakota, General Obligation
Bonds, Series 2022, 5.500%, 12/01/51 - AGM Insured
12/31 at 100.00 AA   1,722,038
1,960 Brandon, Minnehaha County, South Dakota, Water Surcharge Revenue
Bonds, Series 2022, 5.500%, 8/01/47 - BAM Insured
8/32 at 100.00 AA   2,228,775
South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health, Refunding Series 2017:
1,000 5.000%, 7/01/35 7/27 at 100.00 AA-   1,058,200
8,000 4.000%, 7/01/42 7/27 at 100.00 AA-   7,692,160
2,765 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 AA-   2,831,000
Total South Dakota 15,532,173
Tennessee - 0.7%
2,050 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2,
5.000%, 8/01/49
8/29 at 100.00 A-   2,099,344
1,420 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%,
7/01/37
7/28 at 100.00 A   1,477,538
1,400 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017, 5.000%, 4/01/27
No Opt. Call BBB   1,454,362

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 830 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A   $ 862,810
Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A:
1,100 5.250%, 7/01/34, (AMT) 7/32 at 100.00 A1   1,250,414
1,300 5.500%, 7/01/37, (AMT), (UB) (5) 7/32 at 100.00 A1   1,471,977
1,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/32, (AMT)
7/25 at 100.00 AA-   1,378,188
Total Tennessee 9,994,633
Texas - 7.9%
1,535 Alamo Community College District, Bexar County, Texas, General
Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%,
8/15/36
8/27 at 100.00 AAA   1,637,906
685 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.000%, 2/15/42, 144A
2/30 at 100.00 N/R   648,380
915 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26
No Opt. Call BBB-   875,637
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A:
500 5.000%, 1/01/32 1/27 at 100.00 BB+   511,030
500 5.000%, 1/01/33 1/27 at 100.00 BB+   510,500
500 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 8/01/48
2/33 at 100.00 Aaa   493,170
890 Austin, Texas, Airport System Revenue Bonds, Series 2017A, 5.000%,
11/15/35
11/26 at 100.00 A+   931,901
4,300 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023, 5.000%, 11/15/42
5/33 at 100.00 AA   4,762,981
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A:
360 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A  (4) 372,586
1,695 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A  (4) 1,754,257
550 City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area Project, Special Assessment Revenue
Bonds, Series 2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 N/R   530,668
505 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2022A, 5.000%, 8/15/31
No Opt. Call A-   548,420
3,000 Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023, 5.000%, 2/15/40
2/33 at 100.00 AAA   3,374,010
3,740 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 AA+   3,591,447
5,345 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/41, (Pre-refunded 12/01/25)
12/25 at 100.00 AA+  (4) 5,572,964
1,000 Dallas County Community College District, Texas, General Obligation
Bonds, Series 2023, 5.000%, 2/15/36
8/25 at 100.00 AAA   1,032,690
3,055 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/40
11/32 at 100.00 A+   3,364,899
710 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2013A, 6.625%, 9/01/31, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R  (4) 711,683

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2021B:
$ 70 5.000%, 9/01/24 No Opt. Call BB+   $ 70,121
75 5.000%, 9/01/25 No Opt. Call BB+   74,750
276 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2021C, 4.000%, 9/01/44
9/31 at 100.00 BB+   219,555
Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement District 2,
Series 2017:
1,230 4.500%, 9/01/32 9/27 at 100.00 BBB-   1,230,972
955 4.500%, 9/01/32 9/27 at 100.00 BBB-   955,754
2,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019A, 5.000%, 12/01/23
No Opt. Call Aa3   2,512,000
1,250 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement,  Sustainability Green Series 2022A, 5.250%,
10/01/40
10/32 at 100.00 Aaa   1,423,925
Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018A:
2,625 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A1   2,792,685
2,000 5.000%, 7/01/35, (AMT) 7/28 at 100.00 A1   2,113,160
1,750 5.000%, 7/01/36, (AMT) 7/28 at 100.00 A1   1,837,815
Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C:
1,240 5.000%, 7/01/24, (AMT) No Opt. Call A1   1,250,379
1,665 5.000%, 7/01/32, (AMT) 7/28 at 100.00 AA   1,770,960
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/41 - AGM Insured, (AMT)
7/33 at 100.00 AA   5,472,050
1,200 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/41 ,
(WI/DD)
8/32 at 100.00 AAA   1,337,952
1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A   1,432,746
1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/29, (AMT)
No Opt. Call A   1,615,170
Midtown Redevelopment Authority, Texas, Tax Increment Contract
Revenue, Refunding Series 2015:
500 5.000%, 1/01/24 No Opt. Call A   502,575
300 5.000%, 1/01/25 1/24 at 100.00 A   301,497
1,500 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
8/23 at 104.00 BB-   1,463,550
Montgomery County Toll Road Authority, Texas, Toll Road Revenue
Bonds, Senior Lien Series 2018:
1,585 5.000%, 9/15/29 9/25 at 100.00 BBB-   1,618,507
1,060 5.000%, 9/15/31 9/25 at 100.00 BBB-   1,082,970
585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing
Denton, LLC - Texas Woman's University Housing Project, Series
2018A-1, 5.000%, 7/01/38 - AGM Insured
7/27 at 100.00 AA   597,361
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A:
1,500 5.000%, 7/01/23 (7) No Opt. Call Caa2   1,357,500

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 750 5.000%, 7/01/30 (7) 7/25 at 100.00 Caa2   $ 678,750
2,950 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/36
1/26 at 100.00 BBB+   3,005,047
3,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-
refunded 1/01/25)
1/25 at 100.00 AA-  (4) 3,129,420
320 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A,
6.750%, 11/15/24, (ETM)
No Opt. Call N/R  (4) 325,997
5,455 San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding
Series 2017, 5.000%, 2/01/42
2/27 at 100.00 Aa2   5,694,856
1,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior
Lien Series 2016C, 4.000%, 5/15/37
11/26 at 100.00 AA+   1,000,260
890 Southwest Higher Education Authority Inc, Texas, Revenue Bonds,
Southern Methodist University Project, Refunding Series 2017,
5.000%, 10/01/39
10/27 at 100.00 AA-   937,855
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022D, 5.500%, 11/15/47
11/32 at 100.00 AA-   2,402,364
3,850 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, Series 2017A, 6.625%, 11/15/37
5/27 at 100.00 N/R   3,957,454
2,250 Tarrant County Hospital District, Texas, General Obligation Bonds,
Limited Tax Series 2023, 5.250%, 8/15/40
8/32 at 100.00 Aa1   2,531,543
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2022B:
5,000 5.250%, 9/01/52 3/32 at 100.00 Aaa   5,225,350
5,960 6.000%, 3/01/53 3/32 at 104.76 Aaa   6,540,325
1,750 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A, 4.000%, 6/30/35
12/30 at 100.00 Baa2   1,724,100
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3A & 3B Facility, Series 2013:
3,335 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa2   3,343,104
455 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa2   455,960
500 Texas Public Finance Authority, Revenue Bonds, Texas Southern
University Financing System Series 2023, 5.250%, 5/01/38 - BAM
Insured
5/33 at 100.00 AA   547,250
2,000 Texas State Technical College System, Financing System Revenue
Bonds, Improvement Series 2022A, 6.000%, 8/01/54 - AGM Insured
8/32 at 100.00 AA   2,286,680
1,200 Texas State, General Obligation Bonds, College Student Loan Series
2014, 6.000%, 8/01/25, (AMT)
8/24 at 100.00 AAA   1,229,004
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C:
1,140 5.000%, 8/15/29 8/24 at 100.00 A-   1,153,976
3,150 5.000%, 8/15/42 8/24 at 100.00 A-   3,171,452
400 Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project, Special
Assessment Revenue Bonds, Series 2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 N/R   386,400
1,645 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities, Series
2017A, 5.000%, 9/01/39
9/26 at 100.00 BBB   1,660,973

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 800 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28, (Pre-
refunded 8/15/24)
8/24 at 100.00 Aaa  (4) $ 826,000
Total Texas 116,473,203
Utah - 3.7%
3,545 Herber Light and Power Company, Utah, Electric Revenue Bonds, Series
2023, 5.000%, 12/15/47 - BAM Insured
12/32 at 100.00 AA   3,783,968
2,855 Holladay, Utah, Sales Tax Revenue Bonds, Series 2022, 5.000%,
11/15/42
11/32 at 100.00 AA+   3,168,194
Intermountain Power Agency, Utah, Power Supply Revenue Bonds,
Series 2022A:
4,000 5.000%, 7/01/39 7/31 at 100.00 Aa3   4,444,640
5,000 5.000%, 7/01/40 7/31 at 100.00 Aa3   5,534,700
Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series 2022:
4,490 5.250%, 6/15/47 6/32 at 100.00 AA+   4,889,789
4,060 5.500%, 6/15/49 6/32 at 100.00 AA+   4,495,760
1,255 Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38 6/28 at 100.00 AA+   1,364,838
1,955 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax
Allocation Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 N/R   1,392,097
1,875 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 A+   1,959,225
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 A+   2,125,160
1,715 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/43, (AMT) , (WI/DD)
7/33 at 100.00 A+   1,869,504
5,000 University of Utah, General Revenue Bonds, Green Series 2022B,
5.000%, 8/01/41
8/32 at 100.00 AA+   5,569,650
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A:
505 4.000%, 6/15/31 6/28 at 103.00 N/R   453,394
145 4.000%, 6/15/41 6/28 at 103.00 N/R   110,819
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018:
500 5.000%, 10/15/29 10/27 at 100.00 AA   527,930
500 5.000%, 10/15/31 10/27 at 100.00 AA   526,780
700 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2019, 4.000%, 10/15/23
No Opt. Call BBB-   698,796
550 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 4.000%, 10/15/27
No Opt. Call BBB-   541,183
1,190 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022,
5.500%, 6/01/40
6/32 at 100.00 AA-   1,345,807
8,820 Wasatch County School District Local Building Authority, Utah, Lease
Revenue Bonds, Board of Education Series 2022, 5.500%, 6/01/47
6/32 at 100.00 Aa3   9,854,939
Total Utah 54,657,173
Vermont - 0.2%
Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, University of Vermont Medical Center Project, Green Series
2016B:
1,270 5.000%, 12/01/37 6/26 at 100.00 A   1,308,532

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Vermont (continued)
$ 1,500 5.000%, 12/01/38 6/26 at 100.00 A   $ 1,542,705
Total Vermont 2,851,237
Virginia - 2.1%
5,190 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series
2019, 5.000%, 11/01/23
No Opt. Call BBB   5,203,286
Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016:
1,065 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 AA   1,094,799
3,900 5.000%, 7/01/46 7/26 at 100.00 BBB   3,952,572
5,350 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018B-2, 5.000%,
5/15/57, (Mandatory Put 5/15/30)
No Opt. Call AA+   5,977,394
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds,Mary Washington Healthcare Obligated Group, Refunding
Series 2014, 5.000%, 6/15/33
6/24 at 100.00 A   1,411,844
3,000 Front Royal and Warren County Industrial Development Authority,
Virginia, Hospital Revenue Bonds, Valley Health System Obligated
Group, Series 2018, 4.000%, 1/01/50
1/25 at 103.00 A+   2,825,100
5,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series
2018B, 4.000%, 11/01/48
11/28 at 100.00 AA   4,794,050
1,005 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge
Project, Refunding Series 2014, 5.375%, 1/01/35
1/25 at 100.00 N/R   959,152
475 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 5.000%, 6/15/27
6/26 at 100.00 A   494,732
815 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call AA   1,011,545
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 BBB   1,771,595
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
500 5.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB   523,205
300 5.000%, 6/30/38, (AMT) 12/32 at 100.00 Baa1   316,455
650 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg Properties
LLC - William and Mary Project Series 2023A, 5.250%, 7/01/53 - AGM
Insured
7/33 at 100.00 AA   718,712
Total Virginia 31,054,441
Washington - 0.8%
Camas, Washington, Water and Sewer Revenue Bonds, Series 2019:
720 5.000%, 12/01/44 12/28 at 100.00 Aa3   770,263
1,255 5.000%, 12/01/47 12/28 at 100.00 Aa3   1,338,546
2,500 Grant County Public Hospital District 2, Washington, General Obligation
Bonds, Quincy Valley Medical Center, Series 2023, 5.000%, 12/01/38
12/32 at 100.00 Baa1   2,579,750
1,735 Grant County Public Utility District 2, Washington, Revenue Bonds,
Priest Rapids Hydroelectric Project, Refunding Series 2014B, 5.000%,
1/01/32, (Pre-refunded 7/01/24), (AMT)
7/24 at 100.00 AA  (4) 1,756,375

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,355 Lakewood Water District, Pierce County, Washington, Water Revenue
Bonds, 2019A, 5.000%, 12/01/44, (AMT)
12/28 at 100.00 AA   $ 1,429,389
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017:
675 5.000%, 8/15/25 No Opt. Call BBB+   686,536
700 4.000%, 8/15/42 8/27 at 100.00 BBB+   617,099
2,550 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/50, (Pre-refunded 7/01/25), 144A
7/25 at 100.00 N/R  (4) 2,700,935
Total Washington 11,878,893
West Virginia - 0.1%
250 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Refunding Series
2016A, 4.000%, 6/01/35
6/26 at 100.00 A   250,730
1,250 West Virginia Water Development Authority, Infrastructure Excess
Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects,
Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 AAA   1,264,838
Total West Virginia 1,515,568
Wisconsin - 1.8%
5,585 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Renown Regional Medical Center Project, Series 2020A, 4.000%,
6/01/45
6/30 at 100.00 A+   5,175,564
1,000 Public Finance Authority of Wisconsin, Project Revenue Bonds, CFP3 -
Eastern Michigan University Student Housing Project, Series 2022A-1,
5.250%, 7/01/36 - BAM Insured
7/32 at 100.00 AA   1,136,420
1,775 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A
6/26 at 100.00 BBB-   1,775,106
1,875 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022A, 5.500%,
12/01/52
12/32 at 100.00 A+   2,030,194
1,935 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%,
12/01/48
12/32 at 100.00 A+   2,050,848
1,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 BBB+   1,454,625
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 BBB+   2,471,142
335 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25
5/24 at 100.00 A-   337,804
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored
Ministry, Series 2017A:
1,840 5.000%, 9/01/28, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,980,925
700 5.000%, 9/01/29, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 753,613
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A, 5.000%, 4/01/35
4/27 at 100.00 AA   5,273,450
100 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A,
5.000%, 7/01/26
7/24 at 100.00 A   101,369
600 Wisconsin State, Clean Water Revenue Bonds, Refunding Series 2016-1,
5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 N/R  (4) 608,634

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolios of Investments
July 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,665 Wisconsin State, General Obligation Bonds, Refunding Series 2023-2,
5.000%, 5/01/38
5/33 at 100.00 AA+   $ 1,917,897
Total Wisconsin 27,067,591
Wyoming - 0.1%
1,000 Wyoming Municipal Power Agency, Power Supply System Revenue
Bonds, Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded
1/01/27) - BAM Insured
1/27 at 100.00 N/R  (4) 1,063,600
Total Wyoming 1,063,600
Total Municipal Bonds
(cost $1,420,477,349) 1,413,089,359
Total Long-Term Investments
(cost $1,420,477,349) 1,413,089,359
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.0%
X – MUNICIPAL BONDS - 1 .0%
X 14,685,000
Arizona - 0.2%
$ 3,230 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2008B, 4.000%, 7/01/34, (Mandatory Put
8/7/2023) (8)
7/23 at 100.00 AA $ 3,230,000
Total Arizona 3,230,000
Colorado - 0.1%
1,465 Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable
Rate Demand Subordinate Lien Improvement Series 2006B, 3.950%,
11/01/36, (Mandatory Put 8/7/2023) (8)
7/23 at 100.00 AA+ 1,465,000
Total Colorado 1,465,000
Indiana - 0.3%
5,000 Purdue University, Indiana, University Revenue Bonds, Student Facility
System Series 2004A, 4.000%, 7/01/33, (Mandatory Put 8/7/2023) (8)
7/23 at 100.00 Aaa 5,000,000
Total Indiana 5,000,000
New York - 0.1%
1,325 Battery Park City Authority, New York, Revenue Bonds, Adjustable Rate
Junior Series 2019D-2, 3.920%, 11/01/38, (Mandatory Put 8/7/2023)
(8)
7/23 at 100.00 Aa1 1,325,000
Total New York 1,325,000
Washington - 0.3%
3,665 King County, Washington, General Obligation Bonds, Payable from
Sewer Revenues, Refunding Multi-Modal Limited Tax Series 2019A,
4.550%, 1/01/46 (8)
7/23 at 100.00 AAA 3,665,000
Total Washington 3,665,000
Total Municipal Bonds
(cost $14,685,000) 14,685,000
Total Short-Term Investments
(cost $14,685,000) 14,685,000
Total Investments
(cost $ 1,435,162,349 ) - 96 .2% 1,427,774,359
Floating Rate Obligations - (0.1)% (1,040,000)
Other Assets & Liabilities, Net -   3.9% 57,305,504
Net Assets - 100% $ 1,484,039,863

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Core Impact Bond Managed Accounts
Portfolio
Portfolio of Investments July 31, 2023
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 99.3%
X – CORPORATE BONDS - 49 .9%
X 4,345,991
Banks - 4.5%
$ 200 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 BBB $ 171,312
250 BPCE SA, 144A 2.045% 10/19/27 A+ 221,184
Total Banks 392,496
Beverages - 2.1%
250 PepsiCo Inc 2.875% 10/15/49 A+ 185,010
Total Beverages 185,010
Chemicals - 4.1%
350 Air Products and Chemicals Inc 4.800% 3/03/33 A 352,619
Total Chemicals 352,619
Commercial Services & Supplies - 2.7%
100 Massachusetts Higher Education Assistance Corp 2.673% 7/01/31 Aa3 78,245
250 Rockefeller Foundation 2.492% 10/01/50 AAA 161,016
Total Commercial Services & Supplies 239,261
Diversified Consumer Services - 0.8%
100 Bush Foundation 2.754% 10/01/50 Aaa 65,647
Total Diversified Consumer Services 65,647
Diversified REITs - 1.2%
125 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.750% 9/15/30 Baa3 99,999
Total Diversified REITs 99,999
Diversified Telecommunication Services - 2.0%
250 Verizon Communications Inc 2.850% 9/03/41 A- 175,731
Total Diversified Telecommunication Services 175,731
Electric Utilities - 12.9%
200 Duke Energy Progress LLC 4.000% 4/01/52 Aa3 161,387
250 MidAmerican Energy Co 3.150% 4/15/50 Aa2 173,597
120 PacifiCorp 2.900% 6/15/52 A1 73,269
125 PacifiCorp 5.350% 12/01/53 A1 111,132
100 Public Service Electric and Gas Co 5.125% 3/15/53 A1 101,290
200 Southern California Edison Co 3.650% 6/01/51 A2 145,847
200 Southwestern Electric Power Co 3.250% 11/01/51 A- 133,296
150 Southwestern Public Service Co 3.150% 5/01/50 A 102,446
130 Topaz Solar Farms LLC, 144A 5.750% 9/30/39 BB+ 125,182
Total Electric Utilities 1,127,446
Financial Services - 2.7%
250 WLB Asset II B Pte Ltd, 144A 3.950% 12/10/24 N/R 236,783
Total Financial Services 236,783
Hotel & Resort REITs - 1.8%
200 Host Hotels & Resorts LP 2.900% 12/15/31 BBB- 158,560
Total Hotel & Resort REITs 158,560
Hotels, Restaurants & Leisure - 2.0%
200 Starbucks Corp 4.450% 8/15/49 BBB+ 175,994
Total Hotels, Restaurants & Leisure 175,994

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Independent Power and Renewable Electricity Producers - 2.1%
$ 200 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ $ 181,076
Total Independent Power and Renewable Electricity Producers 181,076
Independent Power Producers & Energy Traders - 3.4%
194 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 BBB+ 155,510
181 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 137,042
Total Independent Power Producers & Energy Traders 292,552
Oil, Gas & Consumable Fuels - 0.8%
100 TotalEnergies Capital International SA 3.127% 5/29/50 A+ 71,824
Total Oil, Gas & Consumable Fuels 71,824
Retail REITs - 2.2%
200 Regency Centers LP 3.750% 6/15/24 BBB+ 194,603
Total Retail REITs 194,603
Semiconductors & Semiconductor Equipment - 4.6%
250 NXP BV / NXP Funding LLC / NXP USA Inc 3.400% 5/01/30 BBB+ 221,565
225 SK Hynix Inc, 144A 2.375% 1/19/31 Baa2 174,825
Total Semiconductors & Semiconductor Equipment 396,390
Total Corporate Bonds
(cost $5,338,327) 4,345,991
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X – ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 27.5%
X 2,394,997
1 Banc of America Mortgage 2004-K Trust, 2004 K 3.950% 12/25/34 N/R $ 1,464
250 BFLD Trust 2020-EYP, (TSFR1M reference rate + 2.214%
spread), 2020 EYP, 144A(3)
7.436% 10/15/35 BBB 140,994
250 Century Plaza Towers 2019-CPT, 2019 CPT, 144A 2.997% 11/13/39 Aaa 153,238
100 DBUBS 2017-BRBK Mortgage Trust, 2017 BRBK, 144A 3.452% 10/10/34 AAA 90,881
49 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 N/R 45,458
2 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 N/R 1,614
1 Fannie Mae Pool, FN CB3149 2.000% 3/01/52 N/R 751
2 Fannie Mae Pool, FN BU8837 5.000% 5/01/52 N/R 2,440
1 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 N/R 918
4 Fannie Mae Pool, FN CA6414 3.000% 7/01/50 N/R 3,892
1 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 N/R 912
3 Fannie Mae Pool, FN BT0267 3.000% 9/01/51 N/R 2,301
7 Fannie Mae Pool, FN MA4709 5.000% 7/01/52 N/R 6,279
7 Fannie Mae Pool, FN MA4518 3.000% 1/01/37 N/R 6,627
10 Fannie Mae Pool, FN FS0522 2.500% 2/01/52 N/R 8,412
69 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 N/R 66,144
2 Fannie Mae Pool, FN MA4731 3.500% 9/01/52 N/R 1,752
23 Fannie Mae Pool, FN MA4785 5.000% 10/01/52 N/R 22,957
25 Fannie Mae Pool, FN MA4644 4.000% 5/01/52 N/R 23,220
7 Freddie Mac Gold Pool, FG G08760 3.000% 4/01/47 N/R 6,083
137 Freddie Mac Multifamily Structured Pass Through
Certificates, 2020 Q014
1.555% 1/25/36 N/R 109,183
1 Freddie Mac Pool, FR SD2609 3.500% 12/01/52 N/R 890
4 Freddie Mac Pool, FR QD1349 3.500% 11/01/51 Aaa 3,915
55 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 N/R 50,694
3 Ginnie Mae II Pool, G2 BY0339 3.500% 8/20/50 N/R 2,369
1 Ginnie Mae II Pool, G2 BY0331 3.000% 10/20/50 N/R 832
3 Ginnie Mae II Pool, G2 BY0338 3.500% 8/20/50 N/R 2,630
1 Ginnie Mae II Pool, G2 BY0330 3.000% 10/20/50 N/R 597
2 Ginnie Mae II Pool, G2 BY0340 3.500% 8/20/50 N/R 2,275
29 Ginnie Mae II Pool, G2 MA8269 5.000% 9/20/52 N/R 28,150
5 Ginnie Mae II Pool, G2 BX3679 3.000% 8/20/50 N/R 4,271

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X– ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 19 Ginnie Mae II Pool, G2 BY0325 2.500% 10/20/50 N/R $ 15,876
25 Ginnie Mae II Pool, G2 MA8489 4.500% 12/20/52 N/R 23,612
29 Ginnie Mae II Pool, G2 MA8268 4.500% 9/20/52 N/R 27,878
53 Ginnie Mae II Pool, G2 MA8267, 2022 A 4.000% 9/20/52 N/R 50,102
52 Ginnie Mae II Pool, G2 MA7589, 2021 A 2.500% 9/20/51 N/R 45,124
31 Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 N/R 27,359
3 Ginnie Mae II Pool, G2 BX3681 3.000% 8/20/50 N/R 2,511
6 Ginnie Mae II Pool, G2 BX3680 3.000% 8/20/50 N/R 5,286
77 GoodLeap Sustainable Home Solutions Trust 2021-3,
2021 3CS, 144A
2.100% 5/20/48 N/R 59,146
130 GoodLeap Sustainable Home Solutions Trust 2021-4,
2021 4GS, 144A
2.360% 7/20/48 BBB 91,954
235 Hudson Yards 2019-30HY Mortgage Trust, 2019 30HY,
144A
3.228% 7/10/39 AAA 203,400
145 Loanpal Solar Loan 2021-2 Ltd, 2021 2GS, 144A 2.220% 3/20/48 N/R 104,242
133 Mosaic Solar Loan Trust 2020-2, 2020 2A, 144A 1.440% 8/20/46 N/R 108,564
149 Mosaic Solar Loan Trust 2021-3, 2021 3A, 144A 1.920% 6/20/52 N/R 107,559
212 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (TSFR1M reference rate + 1.579% spread), 2019
MILE, 144A(3)
5.915% 7/15/36 N/R 195,600
150 One Market Plaza Trust 2017-1MKT, 2017 1MKT, 144A 3.845% 2/10/32 AA- 133,078
58 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 N/R 52,227
218 Vivint Solar Financing VII LLC, 2020 1A, 144A 2.210% 7/31/51 N/R 167,613
200 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 AA- 181,723
Total Asset-Backed and Mortgage-Backed Securities
(cost $2,985,246) 2,394,997
Principal
Amount (000) Description (1)
Optional Call
Provisions (4) Ratings (2) Value
X – MUNICIPAL BONDS - 11 .5%
X 1,005,800
Alaska - 1.8%
$ 150 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association
Project, Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 A+   $ 155,563
Total Alaska 155,563
California - 5.2%
200 Los Angeles Department of Airports, California, Customer Facility
Charge Revenue Bonds, Los Angeles International Airport,
Consolidated Rental Car Facility Project, Taxable Green Series 2022A,
4.242%, 5/15/48 - AGM Insured
5/32 at 100.00 AA   171,962
185 San Francisco City and County Public Utilities Commission, California,
Power Revenue Bonds, Taxable Refunding Series 2020E, 2.825%,
11/01/41
11/30 at 100.00 Aa2   142,135
200 San Francisco City and County, California, Series 2021, 2.684%, 6/15/40
2021
6/31 at 100.00 AAA   139,046
Total California 453,143
Illinois - 0.5%
50 Village of Deerfield, Illinois, Series 2011, 4.000%, 12/01/28 8/23 at 100.00 Aaa   48,534
Total Illinois 48,534
Massachusetts - 1.7%
170 Massachusetts Clean Energy Cooperative Corp, 2.020%, 7/01/28 No Opt. Call AA-   150,255
Total Massachusetts 150,255

Principal
Amount (000) Description (1)
Optional Call
Provisions (4) Ratings (2) Value
Michigan - 2.3%
$ 250 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Taxable Refunding Senior Lien Series 2020A, 3.056%, 7/01/39
No Opt. Call AA-   $ 198,305
Total Michigan 198,305
Total Municipal Bonds
(cost $1,156,509) 1,005,800
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X – EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 6 .0%
X 521,212
Canada - 2.6%
$ 250 OMERS Finance Trust , 144A 3.500% 4/19/32 AAA $ 227,592
Total Canada 227,592
Netherlands - 2.3%
200 Nederlandse Waterschapsbank NV , 144A 4.000% 6/01/28 AAA 196,302
Total Netherlands 196,302
Supranational - 1.1%
100 European Investment Bank 3.750% 2/14/33 AAA 97,318
Total Supranational 97,318
Total Emerging Market Debt And Foreign Corporate Bonds
(cost $529,201) 521,212
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X – U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4 .4%
X 383,020
$ 200 United States Treasury Note/Bond 3.625% 2/15/53 Aaa $ 186,531
150 United States Treasury Note/Bond 4.000% 6/30/28 Aaa 148,793
50 United States Treasury Note/Bond 3.375% 5/15/33 Aaa 47,696
Total U.S. Government and Agency Obligations
(cost $383,793) 383,020
Total Long-Term Investments
(cost $10,393,076) 8,651,020
Other Assets & Liabilities, Net -   0.7% 65,270
Net Assets - 100% $ 8,716,290
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2023

TSFR
1M CME Term SOFR 1 Month
See Notes to Financial Statements

Nuveen Emerging Markets Debt Managed
Accounts Portfolio
Portfolio of Investments July 31, 2023
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.6%
X 13,253,519 SOVEREIGN DEBT - 48.2%
X 13,253,519
Angola - 1.0%
$ 300 Angolan Government International Bond, 144A 8.750% 4/14/32 B- $ 262,848
Total Angola 262,848
Bermuda - 0.9%
300 Bermuda Government International Bond, 144A 2.375% 8/20/30 A+ 250,551
Total Bermuda 250,551
Brazil - 0.6%
200 Brazilian Government International Bond 3.875% 6/12/30 BB 179,002
Total Brazil 179,002
Chile - 1.6%
550 Chile Government International Bond 2.550% 7/27/33 A 446,799
Total Chile 446,799
Colombia - 2.1%
200 Colombia Government International Bond 7.500% 2/02/34 BB+ 201,876
200 Colombia Government International Bond 8.000% 4/20/33 BB+ 209,859
200 Colombia Government International Bond 3.000% 1/30/30 BB+ 160,259
Total Colombia 571,994
Cote d'Ivoire - 0.6%
170 Ivory Coast Government International Bond, 144A2032
144A
5.750% 12/31/32 BB- 159,878
Total Cote d'Ivoire 159,878
Dominican Republic - 1.0%
300 Dominican Republic International Bond, 144A 5.500% 2/22/29 BB- 284,946
Total Dominican Republic 284,946
Egypt - 0.7%
250 Egypt Government International Bond, 144A 7.600% 3/01/29 B 179,383
Total Egypt 179,383
Hungary - 2.2%
200 Hungary Government International Bond, 144A 5.250% 6/16/29 BBB 195,738
200 Hungary Government International Bond, 144A 6.250% 9/22/32 BBB 205,220
200 Magyar Export-Import Bank Zrt, 144A 6.125% 12/04/27 BBB 200,332
Total Hungary 601,290
India - 0.6%
200 Export-Import Bank of India, 144A 3.250% 1/15/30 BBB- 175,626
Total India 175,626
Indonesia - 2.5%
350 Indonesia Government International Bond 3.500% 1/11/28 BBB 329,876
350 Indonesia Government International Bond 4.650% 9/20/32 BBB 344,305
Total Indonesia 674,181
Jordan - 0.7%
200 Jordan Government International Bond, 144A 7.500% 1/13/29 B+ 202,007
Total Jordan 202,007
Kenya - 0.7%
225 Republic of Kenya Government International Bond, 144A 8.000% 5/22/32 B 193,781
Total Kenya 193,781

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Mexico - 3.6%
$ 200 Mexico Government International Bond 6.338% 5/04/53 BBB $ 203,906
250 Mexico Government International Bond 4.280% 8/14/41 BBB 206,378
700 Mexico Government International Bond 3.500% 2/12/34 BBB 587,658
Total Mexico 997,942
Morocco - 0.9%
300 Morocco Government International Bond, 144A 3.000% 12/15/32 BB+ 240,915
Total Morocco 240,915
Nigeria - 0.9%
300 Nigeria Government International Bond, 144A 7.375% 9/28/33 B- 248,100
Total Nigeria 248,100
Oman - 0.9%
250 Oman Government International Bond, 144A 6.250% 1/25/31 Ba2 256,624
Total Oman 256,624
Panama - 2.9%
200 Panama Government International Bond 6.853% 3/28/54 BBB 209,252
700 Panama Government International Bond 3.298% 1/19/33 BBB 583,578
Total Panama 792,830
Peru - 2.6%
250 Fondo MIVIVIENDA SA, 144A 4.625% 4/12/27 Baa1 240,915
575 Peruvian Government International Bond 2.783% 1/23/31 BBB 488,226
Total Peru 729,141
Philippines - 2.0%
675 Philippine Government International Bond 1.950% 1/06/32 BBB 540,943
Total Philippines 540,943
Poland - 2.9%
200 Bank Gospodarstwa Krajowego, 144A 5.375% 5/22/33 A 199,388
250 Republic of Poland Government International Bond 3.250% 4/06/26 A- 240,588
200 Republic of Poland Government International Bond 5.500% 11/16/27 A- 203,800
140 Republic of Poland Government International Bond 5.500% 4/04/53 A- 142,100
Total Poland 785,876
Qatar - 1.0%
300 Qatar Government International Bond, 144A 3.750% 4/16/30 AA- 287,634
Total Qatar 287,634
Republic of Serbia - 0.7%
250 Serbia International Bond, 144A 2.125% 12/01/30 BB+ 193,750
Total Republic of Serbia 193,750
Romania - 1.9%
200 Romanian Government International Bond, 144A 7.125% 1/17/33 BBB- 214,900
326 Romanian Government International Bond, 144A 5.250% 11/25/27 BBB- 319,395
Total Romania 534,295
Saudi Arabia - 3.5%
250 Saudi Government International Bond, 144A 4.500% 10/26/46 A+ 216,510
325 Saudi Government International Bond, 144A 2.250% 2/02/33 A+ 261,059
500 Saudi Government International Bond, 144A 3.625% 3/04/28 A+ 474,065
Total Saudi Arabia 951,634
South Africa - 2.4%
275 Republic of South Africa Government International Bond 5.875% 4/20/32 BB- 251,968
250 Republic of South Africa Government International Bond 4.300% 10/12/28 BB- 225,875
225 Republic of South Africa Government International Bond 5.375% 7/24/44 BB- 169,092
Total South Africa 646,935

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
South Korea - 0.8%
$ 300 Export-Import Bank of Korea(3) 2.500% 6/29/41 AA $ 215,775
Total South Korea 215,775
Turkey - 0.7%
200 Turkey Government International Bond 6.000% 3/25/27 B 188,786
Total Turkey 188,786
United Arab Emirates - 2.6%
425 Abu Dhabi Government International Bond, 144A 3.125% 5/03/26 AA 406,810
425 Abu Dhabi Government International Bond, 144A 3.125% 9/30/49 AA 309,527
Total United Arab Emirates 716,337
Uruguay - 2.0%
550 Uruguay Government International Bond 4.375% 1/23/31 BBB 538,233
Total Uruguay 538,233
Uzbekistan - 0.7%
250 Republic of Uzbekistan International Bond, 144A 3.700% 11/25/30 BB- 205,483
Total Uzbekistan 205,483
Total Sovereign Debt
(cost $12,668,748) 13,253,519
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 13,213,459 CORPORATE BONDS - 48.1%
X 13,213,459
Australia - 0.6%
$ 200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 BBB- $ 177,132
Total Australia 177,132
Brazil - 3.8%
200 Arcos Dorados BV, 144A 6.125% 5/27/29 Ba1 193,395
100 Brazil Minas SPE via State of Minas Gerais2013 1, 144A 5.333% 2/15/28 BB- 98,000
200 Embraer Netherlands Finance BV, 144A 7.000% 7/28/30 Ba1 202,120
225 Petrobras Global Finance BV 6.900% 3/19/49 BB- 212,102
225 Rumo Luxembourg Sarl, 144A 4.200% 1/18/32 Ba1 182,070
200 Suzano Austria GmbH 2.500% 9/15/28 BBB- 170,700
Total Brazil 1,058,387
Chile - 4.6%
200 Antofagasta PLC, 144A 5.625% 5/13/32 BBB+ 199,198
200 Banco del Estado de Chile, 144A 2.704% 1/09/25 A 190,659
200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 A- 170,500
200 Corp Nacional del Cobre de Chile, 144A 3.000% 9/30/29 A- 175,910
200 Corp Nacional del Cobre de Chile, 144A 3.700% 1/30/50 A- 149,394
200 Empresa Nacional del Petroleo, 144A(3) 6.150% 5/10/33 BBB- 201,500
200 Inversiones CMPC SA, 144A 3.000% 4/06/31 BBB 166,573
Total Chile 1,253,734
China - 1.3%
200 Lenovo Group Ltd, 144A 3.421% 11/02/30 BBB 169,499
225 Prosus NV, 144A 4.193% 1/19/32 BBB 190,437
Total China 359,936
Colombia - 1.4%
200 Bancolombia SA 3.000% 1/29/25 Baa2 191,440
200 Ecopetrol SA(3) 5.375% 6/26/26 BB+ 192,488
Total Colombia 383,928

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Costa Rica - 0.7%
$ 200 Instituto Costarricense de Electricidad, 144A 6.750% 10/07/31 Ba3 $ 194,720
Total Costa Rica 194,720
Dominican Republic - 0.7%
200 AES Espana BV, 144A 5.700% 5/04/28 BB- 181,000
Total Dominican Republic 181,000
Guatemala - 0.6%
200 Millicom International Cellular SA, 144A 4.500% 4/27/31 Ba1 159,176
Total Guatemala 159,176
Hong Kong - 0.7%
200 AIA Group Ltd, 144A 3.600% 4/09/29 A+ 185,817
Total Hong Kong 185,817
India - 3.5%
225 Bharti Airtel Ltd, 144A 3.250% 6/03/31 BBB- 193,121
188 Greenko Dutch BV, Reg S 3.850% 3/29/26 Ba2 170,610
200 ICICI Bank Ltd/Dubai, 144A 3.800% 12/14/27 BBB- 187,306
250 Indian Railway Finance Corp Ltd, 144A 3.249% 2/13/30 BBB- 217,650
200 REC Ltd, Reg S 4.625% 3/22/28 Baa3 189,451
Total India 958,138
Indonesia - 4.3%
200 Bank Mandiri Persero Tbk PT, Reg S 3.750% 4/11/24 Baa2 196,909
200 Freeport Indonesia PT, 144A 4.763% 4/14/27 Baa3 193,656
200 Indonesia Asahan Aluminium PT / Mineral Industri
Indonesia Persero PT, 144A
6.530% 11/15/28 Baa2 205,410
200 Pertamina Persero PT, 144A 3.650% 7/30/29 Baa2 184,405
200 Pertamina Persero PT, 144A 6.500% 5/27/41 BBB 207,627
200 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, 144A
5.450% 5/21/28 Baa2 200,577
Total Indonesia 1,188,584
Israel - 3.3%
200 Bank Hapoalim BM, 144A, Reg S 3.255% 1/21/32 BBB 171,312
200 Bank Leumi Le-Israel BM, 144A, Reg S 5.125% 7/27/27 A 197,800
225 Energean Israel Finance Ltd, 144A, Reg S 5.375% 3/30/28 BB- 203,904
200 Israel Electric Corp Ltd, 144A, Reg S 3.750% 2/22/32 BBB+ 169,380
200 Mizrahi Tefahot Bank Ltd, 144A, Reg S 3.077% 4/07/31 BBB 174,348
Total Israel 916,744
Kazakhstan - 1.6%
200 Development Bank of Kazakhstan JSC, 144A 5.750% 5/12/25 Baa2 201,000
250 QazaqGaz NC JSC, 144A 4.375% 9/26/27 Baa2 232,650
Total Kazakhstan 433,650
Kuwait - 0.7%
200 NBK SPC Ltd, 144A 1.625% 9/15/27 A1 178,521
Total Kuwait 178,521
Malaysia - 2.0%
225 MISC Capital Two Labuan Ltd, 144A 3.750% 4/06/27 BBB 210,978
200 Petronas Capital Ltd, 144A 2.480% 1/28/32 A 166,336
200 Petronas Capital Ltd, 144A 4.800% 4/21/60 A 185,859
Total Malaysia 563,173

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Mexico - 5.7%
$ 200 Alpek SAB de CV, 144A 3.250% 2/25/31 BBB- $ 161,469
200 Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand, 144A
5.375% 4/17/25 Baa1 198,093
200 Becle SAB de CV, 144A 2.500% 10/14/31 BBB+ 158,304
200 Cemex SAB de CV, 144A 9.125% 12/30/49 BB- 208,009
200 Comision Federal de Electricidad, 144A 4.688% 5/15/29 BBB 182,033
300 Mexico City Airport Trust, 144A 5.500% 10/31/46 BBB- 260,233
200 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 BBB- 177,678
150 Petroleos Mexicanos 4.500% 1/23/26 BB- 134,187
100 Petroleos Mexicanos 5.350% 2/12/28 BB- 82,047
Total Mexico 1,562,053
Morocco - 0.7%
225 OCP SA, 144A 3.750% 6/23/31 BB+ 188,507
Total Morocco 188,507
Oman - 0.8%
225 OQ SAOC, 144A 5.125% 5/06/28 Ba2 215,412
Total Oman 215,412
Peru - 0.5%
200 Petroleos del Peru SA, 144A 5.625% 6/19/47 BB+ 134,000
Total Peru 134,000
Qatar - 1.3%
250 QatarEnergy, 144A 3.300% 7/12/51 AA- 182,500
200 QNB Finance Ltd, Reg S 2.750% 2/12/27 A+ 183,876
Total Qatar 366,376
Saudi Arabia - 0.8%
250 Saudi Arabian Oil Co, 144A 2.250% 11/24/30 A+ 208,398
Total Saudi Arabia 208,398
South Africa - 1.5%
200 Sasol Financing USA LLC 5.500% 3/18/31 BB+ 164,822
250 Transnet SOC Ltd, 144A 8.250% 2/06/28 BB- 248,842
Total South Africa 413,664
Supranational - 1.2%
400 Banque Ouest Africaine de Development, 144A 4.700% 10/22/31 Baa1 334,520
Total Supranational 334,520
Thailand - 0.8%
250 PTTEP Treasury Center Co Ltd, 144A 2.993% 1/15/30 Baa1 221,989
Total Thailand 221,989
Turkey - 0.7%
200 Turkiye Sise ve Cam Fabrikalari AS, 144A 6.950% 3/14/26 B 195,352
Total Turkey 195,352
United Arab Emirates - 3.6%
250 Abu Dhabi Crude Oil Pipeline LLC, 144A 4.600% 11/02/47 AA 229,688
200 DAE Funding LLC, 144A 3.375% 3/20/28 Baa3 179,301
200 DP World Ltd/United Arab Emirates, 144A 5.625% 9/25/48 Baa1 190,402
177 Galaxy Pipeline Assets Bidco Ltd, 144A 2.160% 3/31/34 Aa2 150,834
240 MDGH GMTN RSC Ltd, 144A 4.375% 11/22/33 Aa2 231,019
Total United Arab Emirates 981,244

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
United States - 0.7%
$ 200 Hyundai Capital America, 144A 5.680% 6/26/28 BBB+ $ 199,304
Total United States 199,304
Total Corporate Bonds
(cost $12,709,829) 13,213,459
Principal
Amount (000) Description (1) ,(4) Coupon Maturity Ratings (2) Value
X 203,650 CONTINGENT CAPITAL SECURITIES - 0.7%
X 203,650
Mexico - 0.7%
$ 200 BBVA Bancomer SA/Texas, 144A 8.450% 6/29/38 Baa3 $ 203,650
Total Mexico 203,650
Total Contingent Capital Securities
(cost $200,000) 203,650
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 168,393 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.6%
X 168,393
Mexico - 0.6%
$ 200 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 Ba1 $ 168,393
Total Mexico 168,393
Total $1,000 Par (or similar) Institutional Preferred
(cost $170,965) 168,393
Total Long-Term Investments
(cost $25,749,542) 26,839,021
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.6%
436,858 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
5.340%(6) $ 436,858
Total Investments Purchased with Collateral from Securities Lending
(cost $436,858) 436,858
Total Investments
(cost $ 26,186,400 ) - 99 .2% 27,275,879
Other Assets & Liabilities, Net -   0.8% 226,791
Net Assets - 100% $ 27,502,670
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $426,372.
(4) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See Notes to Financial Statements

Nuveen High Yield Managed Accounts Portfolio
Portfolio of Investments July 31, 2023
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.0%
X – CORPORATE BONDS - 98 .0%
X 15,808,252
Aerospace & Defense - 0.7%
$ 110 TransDigm Inc 7.500% 3/15/27 B- $ 109,956
Total Aerospace & Defense 109,956
Air Freight & Logistics - 0.6%
115 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 102,274
Total Air Freight & Logistics 102,274
Automobile Components - 2.9%
105 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 B+ 105,469
115 Dana Inc (3) 4.500% 2/15/32 B1 95,863
125 Goodyear Tire & Rubber Co/The (3) 5.000% 7/15/29 BB- 115,263
150 ZF North America Capital Inc, 144A 6.875% 4/14/28 BB+ 152,346
Total Automobile Components 468,941
Automobiles - 2.6%
440 Ford Motor Credit Co LLC 4.950% 5/28/27 BB+ 417,539
Total Automobiles 417,539
Beverages - 1.2%
170 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B 149,267
50 Triton Water Holdings Inc, 144A 6.250% 4/01/29 Caa2 42,249
Total Beverages 191,516
Broadline Retail - 0.7%
100 Kohl's Corp 4.625% 5/01/31 Ba3 73,816
50 Macy's Retail Holdings LLC, 144A (3) 5.875% 4/01/29 Ba2 46,447
Total Broadline Retail 120,263
Capital Markets - 2.1%
130 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 118,353
165 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 Ba3 145,448
80 NFP Corp, 144A 4.875% 8/15/28 N/R 71,991
Total Capital Markets 335,792
Chemicals - 5.2%
80 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 CCC+ 59,600
130 Avient Corp, 144A 7.125% 8/01/30 BB- 131,048
200 Celanese US Holdings LLC 6.050% 3/15/25 BBB- 199,813
115 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B2 91,164
100 NOVA Chemicals Corp, 144A 4.875% 6/01/24 Ba3 97,484
65 Olin Corp 5.125% 9/15/27 BB+ 62,133
115 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A (3)
5.375% 9/01/25 CCC+ 104,538
115 Tronox Inc, 144A 4.625% 3/15/29 B1 95,333
Total Chemicals 841,113
Commercial Services & Supplies - 4.5%
130 ADT Security Corp/The, 144A (3) 4.125% 8/01/29 Ba3 112,775
115 Allied Universal Holdco LLC / Allied Universal Finance
Corp, 144A
6.625% 7/15/26 B3 109,815
115 Garda World Security Corp, 144A 4.625% 2/15/27 B 106,222
140 GFL Environmental Inc, 144A 3.500% 9/01/28 BB- 124,587

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Commercial Services & Supplies (continued)
$ 120 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A (3)
6.250% 1/15/28 B3 $ 112,972
95 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
3.375% 8/31/27 Ba3 83,861
60 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.750% 4/15/26 Ba3 58,825
15 RB Global Inc, 144A 6.750% 3/15/28 Ba2 15,187
Total Commercial Services & Supplies 724,244
Construction & Engineering - 0.2%
35 Standard Industries Inc/NJ, 144A 5.000% 2/15/27 B1 33,520
Total Construction & Engineering 33,520
Construction Materials - 0.8%
130 Gates Global LLC / Gates Corp, 144A (3) 6.250% 1/15/26 B3 128,381
Total Construction Materials 128,381
Consumer Finance - 2.8%
100 Ally Financial Inc 7.100% 11/15/27 BBB- 101,752
90 Navient Corp (3) 6.750% 6/25/25 B+ 88,991
90 Navient Corp 4.875% 3/15/28 B+ 78,597
210 OneMain Finance Corp 3.500% 1/15/27 BB 181,581
Total Consumer Finance 450,921
Consumer Staples Distribution & Retail - 0.9%
110 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
3.500% 3/15/29 Ba3 95,761
50 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 Ba3 49,803
Total Consumer Staples Distribution & Retail 145,564
Containers & Packaging - 2.7%
95 Ball Corp 6.875% 3/15/28 BB+ 97,190
115 LABL Inc, 144A 6.750% 7/15/26 B- 112,821
55 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 B 54,852
45 Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 B2 45,730
115 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A (3)
4.375% 9/30/28 B+ 101,659
20 Sealed Air Corp, 144A 6.125% 2/01/28 Ba2 19,910
Total Containers & Packaging 432,162
Diversified Telecommunication Services - 1.4%
105 Frontier Communications Holdings LLC, 144A (3) 5.875% 10/15/27 B3 96,173
100 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 B3 95,683
40 Level 3 Financing Inc, 144A 4.625% 9/15/27 B 30,386
Total Diversified Telecommunication Services 222,242
Electric Utilities - 1.5%
235 Talen Energy Supply LLC, 144A 8.625% 6/01/30 Ba3 243,902
Total Electric Utilities 243,902
Electrical Equipment - 0.8%
50 GrafTech Global Enterprises Inc, 144A 9.875% 12/15/28 B1 50,789
25 Regal Rexnord Corp, 144A 6.050% 2/15/26 BB+ 24,992
25 Regal Rexnord Corp, 144A 6.050% 4/15/28 BB+ 24,847
10 Regal Rexnord Corp, 144A 6.400% 4/15/33 BB+ 9,974
25 Regal Rexnord Corp, 144A 6.300% 2/15/30 BB+ 24,959
Total Electrical Equipment 135,561

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electronic Equipment, Instruments & Components - 0.5%
$ 100 Imola Merger Corp, 144A 4.750% 5/15/29 B1 $ 87,803
Total Electronic Equipment, Instruments & Components 87,803
Energy Equipment & Services - 1.5%
65 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B2 61,263
20 Transocean Inc, 144A 8.750% 2/15/30 B- 20,765
35 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 B- 36,137
130 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 4/01/26 B3 128,830
Total Energy Equipment & Services 246,995
Entertainment - 0.4%
75 Univision Communications Inc, 144A (3) 4.500% 5/01/29 B+ 64,896
Total Entertainment 64,896
Food Products - 1.0%
50 Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 B- 45,499
115 Darling Ingredients Inc, 144A 6.000% 6/15/30 Ba2 113,272
Total Food Products 158,771
Gas Utilities - 1.7%
115 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 98,900
115 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 108,289
80 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 70,316
Total Gas Utilities 277,505
Ground Transportation - 0.3%
55 XPO Inc, 144A (3) 7.125% 6/01/31 BB- 55,654
Total Ground Transportation 55,654
Health Care Equipment & Supplies - 1.1%
80 Embecta Corp, 144A 6.750% 2/15/30 B+ 70,339
130 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 B+ 113,837
Total Health Care Equipment & Supplies 184,176
Health Care Providers & Services - 4.9%
125 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 B- 99,879
95 DaVita Inc, 144A 4.625% 6/01/30 B+ 81,064
95 Encompass Health Corp 4.500% 2/01/28 B+ 88,245
200 IQVIA Inc, 144A (3) 6.500% 5/15/30 BB 201,948
170 Tenet Healthcare Corp 4.375% 1/15/30 B1 151,620
195 Tenet Healthcare Corp 4.250% 6/01/29 B1 174,728
Total Health Care Providers & Services 797,484
Hotels, Restaurants & Leisure - 5.0%
150 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B2 128,903
100 Carnival Corp, 144A 4.000% 8/01/28 BB- 88,911
160 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 148,600
115 Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc, 144A
4.625% 1/15/29 B 100,331
105 Hilton Domestic Operating Co Inc, 144A 3.625% 2/15/32 Ba2 88,111
55 Life Time Inc, 144A 5.750% 1/15/26 B2 53,916
45 NCL Corp Ltd, 144A 8.375% 2/01/28 B1 46,914
20 Royal Caribbean Cruises Ltd, 144A 7.250% 1/15/30 B2 20,216
130 Yum! Brands Inc 5.375% 4/01/32 Ba3 123,057
Total Hotels, Restaurants & Leisure 798,959

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Household Durables - 1.0%
$ 80 Newell Brands Inc 4.700% 4/01/26 BB $ 75,936
80 Newell Brands Inc (3) 6.625% 9/15/29 BB 79,913
Total Household Durables 155,849
Independent Power and Renewable Electricity Producers - 0.9%
80 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 74,212
80 Vistra Operations Co LLC, 144A (3) 4.375% 5/01/29 BB 70,612
Total Independent Power and Renewable Electricity Producers 144,824
Independent Power Producers & Energy Traders - 0.8%
130 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 BB- 120,644
Total Independent Power Producers & Energy Traders 120,644
Insurance - 2.8%
130 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 112,093
85 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 B 84,569
80 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 73,000
80 BroadStreet Partners Inc, 144A 5.875% 4/15/29 Caa2 71,442
110 HUB International Ltd, 144A 7.250% 6/15/30 B 112,091
Total Insurance 453,195
Internet Software & Services - 0.4%
80 Ziff Davis Inc, 144A (3) 4.625% 10/15/30 Ba3 70,101
Total Internet Software & Services 70,101
IT Services - 0.9%
120 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 103,527
50 Science Applications International Corp, 144A 4.875% 4/01/28 B1 47,000
Total IT Services 150,527
Life Sciences Tools & Services - 0.5%
80 Avantor Funding Inc, 144A 4.625% 7/15/28 B2 74,227
Total Life Sciences Tools & Services 74,227
Machinery - 0.9%
20 Chart Industries Inc, 144A 9.500% 1/01/31 B3 21,450
15 Chart Industries Inc, 144A 7.500% 1/01/30 B+ 15,373
100 Trinity Industries Inc, 144A 7.750% 7/15/28 Ba2 101,747
Total Machinery 138,570
Media - 9.9%
195 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.375% 6/01/29 BB- 178,202
285 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 B1 234,296
200 CSC Holdings LLC, 144A (3) 4.125% 12/01/30 B 144,605
95 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A
5.875% 8/15/27 Ba3 85,759
75 DISH Network Corp, 144A 11.750% 11/15/27 B 75,493
65 Gray Television Inc, 144A 4.750% 10/15/30 B3 45,731
130 iHeartCommunications Inc, 144A (3) 4.750% 1/15/28 B1 99,937
80 Lamar Media Corp 4.875% 1/15/29 Ba3 74,600
50 News Corp, 144A 3.875% 5/15/29 BB+ 44,154
95 Sirius XM Radio Inc, 144A 4.000% 7/15/28 Ba3 82,658
25 Sirius XM Radio Inc, 144A 3.125% 9/01/26 Ba3 22,558
200 UPC Broadband Finco BV, 144A 4.875% 7/15/31 B1 167,969
200 Virgin Media Secured Finance PLC, 144A (3) 5.500% 5/15/29 BB- 184,637

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Media (continued)
$ 200 VZ Secured Financing BV, 144A 5.000% 1/15/32 B+ $ 162,524
Total Media 1,603,123
Metals & Mining - 2.5%
70 Arsenal AIC Parent LLC, (WI/DD), 144A 8.000% 10/01/30 B+ 71,400
120 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 115,088
110 Mineral Resources Ltd, 144A 8.000% 11/01/27 Ba3 110,300
115 SunCoke Energy Inc, 144A 4.875% 6/30/29 B1 99,028
Total Metals & Mining 395,816
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
120 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.875% 3/01/31 BB 98,700
40 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
2.875% 10/15/26 BB 35,600
Total Mortgage Real Estate Investment Trusts (REITs) 134,300
Oil, Gas & Consumable Fuels - 11.6%
105 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.750% 3/01/27 Ba3 101,567
55 Civitas Resources Inc, 144A 8.375% 7/01/28 B1 56,571
35 Civitas Resources Inc, 144A 8.750% 7/01/31 B1 36,225
130 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 Ba3 123,500
65 DT Midstream Inc, 144A 4.125% 6/15/29 Ba2 57,631
115 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 112,425
145 EnLink Midstream LLC, 144A 6.500% 9/01/30 BB+ 145,947
100 EQM Midstream Partners LP, 144A (3) 4.750% 1/15/31 BB- 89,280
165 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB- 164,215
65 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 B 64,833
135 Genesis Energy LP / Genesis Energy Finance Corp 6.250% 5/15/26 B 128,827
165 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 Ba3 152,625
65 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 62,481
65 Matador Resources Co, 144A 6.875% 4/15/28 B1 64,597
110 Murphy Oil Corp 5.875% 12/01/27 Ba2 108,803
50 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B2 49,543
110 Parkland Corp, 144A 4.500% 10/01/29 Ba3 97,072
105 SM Energy Co 6.500% 7/15/28 B1 102,635
90 Venture Global LNG Inc, 144A 8.125% 6/01/28 B1 91,474
65 Western Midstream Operating LP 4.300% 2/01/30 BBB- 59,071
Total Oil, Gas & Consumable Fuels 1,869,322
Passenger Airlines - 1.7%
65 Allegiant Travel Co, 144A 7.250% 8/15/27 BB- 64,125
106 American Airlines Inc/AAdvantage Loyalty IP Ltd2021
CORP, 144A
5.500% 4/20/26 Ba2 103,837
105 United Airlines Inc, 144A 4.375% 4/15/26 BB 99,418
Total Passenger Airlines 267,380
Personal Care Products - 1.5%
65 Coty Inc, 144A 5.000% 4/15/26 BB 62,722
60 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
6.625% 7/15/30 BB 60,525
120 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A (3)
5.000% 12/31/26 B- 111,600
Total Personal Care Products 234,847

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Pharmaceuticals - 1.6%
$ 200 Organon & Co / Organon Foreign Debt Co-Issuer BV,
144A
4.125% 4/30/28 BB $ 179,228
90 Teva Pharmaceutical Finance Netherlands III BV 3.150% 10/01/26 BB- 81,420
Total Pharmaceuticals 260,648
Professional Services - 1.1%
80 ASGN Inc, 144A 4.625% 5/15/28 BB- 73,356
115 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 B 100,243
Total Professional Services 173,599
Software - 0.9%
105 Gen Digital Inc, 144A (3) 6.750% 9/30/27 B1 105,366
35 Open Text Corp, 144A 6.900% 12/01/27 Ba1 35,766
Total Software 141,132
Specialized REITs - 1.4%
115 Iron Mountain Inc, 144A 4.875% 9/15/27 BB- 107,865
65 SBA Communications Corp 3.125% 2/01/29 Ba3 54,802
60 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 B 59,641
Total Specialized REITs 222,308
Specialty Retail - 3.5%
80 Academy Ltd, 144A 6.000% 11/15/27 BB 77,300
90 AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 8/20/26 B1 84,854
35 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 B1 30,503
35 Asbury Automotive Group Inc, 144A (3) 4.625% 11/15/29 B1 30,965
75 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 72,479
25 LCM Investments Holdings II LLC, 144A 8.250% 8/01/31 B2 25,396
75 Michaels Cos Inc/The, 144A (3) 5.250% 5/01/28 B- 63,753
50 Michaels Cos Inc/The, 144A 7.875% 5/01/29 CCC 35,625
170 Staples Inc, 144A 7.500% 4/15/26 B3 140,444
Total Specialty Retail 561,319
Textiles, Apparel & Luxury Goods - 1.2%
105 Hanesbrands Inc, 144A (3) 9.000% 2/15/31 B1 107,360
115 Wolverine World Wide Inc, 144A 4.000% 8/15/29 B+ 90,338
Total Textiles, Apparel & Luxury Goods 197,698
Trading Companies & Distributors - 2.2%
60 H&E Equipment Services Inc, 144A 3.875% 12/15/28 B1 52,721
75 United Rentals North America Inc, 144A 6.000% 12/15/29 BBB- 74,912
115 WESCO Distribution Inc, 144A 7.250% 6/15/28 Ba3 117,275
105 Windsor Holdings III LLC, 144A 8.500% 6/15/30 B2 105,525
Total Trading Companies & Distributors 350,433

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Wireless Telecommunication Services - 1.9%
$ 300 Sprint LLC 7.625% 3/01/26 BBB- $ 312,256
Total Wireless Telecommunication Services 312,256
Total Corporate Bonds
(cost $15,595,670) 15,808,252
Total Long-Term Investments
(cost $15,595,670) 15,808,252
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   10.4%
1,673,448 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.340%(5) $ 1,673,448
Total Investments Purchased with Collateral from Securities Lending
(cost $1,673,448) 1,673,448
Total Investments
(cost $ 17,269,118 ) - 108 .4% 17,481,700
Other Assets & Liabilities, Net -   (8.4)% (1,351,320)
Net Assets - 100% $ 16,130,380
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,618,229.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Preferred Securities and Income
Managed Accounts Portfolio
Portfolio of Investments July 31, 2023
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.3%
X – $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 54 .9%
X 8,560,109
Automobiles - 3.5%
$ 650 General Motors Financial Co Inc (3) 5.750% N/A (4) BB+ $ 548,797
Total Automobiles 548,797
Banks - 10.9%
540 CoBank ACB 6.450% N/A (4) BBB+ 510,880
250 M&T Bank Corp 5.125% N/A (4) Baa2 210,100
225 PNC Financial Services Group Inc/The 6.250% N/A (4) Baa2 205,745
280 PNC Financial Services Group Inc/The 6.200% N/A (4) Baa2 269,500
560 Truist Financial Corp 5.100% N/A (4) Baa2 501,872
Total Banks 1,698,097
Capital Markets - 2.8%
450 Charles Schwab Corp (3) 5.375% N/A (4) Baa2 438,845
Total Capital Markets 438,845
Consumer Finance - 5.4%
400 Ally Financial Inc (3) 4.700% N/A (4) Ba2 303,500
290 American Express Co 3.550% N/A (4) Baa2 243,320
310 Discover Financial Services (3) 6.125% N/A (4) Ba1 297,524
Total Consumer Finance 844,344
Electric Utilities - 2.5%
400 Emera Inc 6.750% 6/15/76 BB+ 388,987
Total Electric Utilities 388,987
Independent Power and Renewable Electricity Producers - 1.9%
325 Vistra Corp, 144A 7.000% N/A (4) Ba3 289,250
Total Independent Power and Renewable Electricity Producers 289,250
Industrial Conglomerates - 1.1%
177 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (3),(5)
8.882% N/A (4) BBB- 177,438
Total Industrial Conglomerates 177,438
Insurance - 12.5%
300 Assurant Inc 7.000% 3/27/48 Baa3 292,068
185 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 148,213
270 Enstar Finance LLC 5.500% 1/15/42 BBB- 209,596
310 Markel Group Inc (3) 6.000% N/A (4) BBB- 301,188
325 MetLife Inc, 144A 9.250% 4/08/38 BBB 375,375
650 QBE Insurance Group Ltd, 144A 5.875% N/A (4) Baa2 623,842
Total Insurance 1,950,282
Media - 1.6%
300 Paramount Global 6.375% 3/30/62 Baa3 247,335
Total Media 247,335
Multi-Utilities - 3.6%
250 CenterPoint Energy Inc 6.125% N/A (4) BBB- 244,974
330 Sempra 4.875% N/A (4) BBB- 311,850
Total Multi-Utilities 556,824

Nuveen Preferred Securities and Income Managed Accounts Portfolio
(con-
tinued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels - 3.0%
$ 350 Energy Transfer LP 6.500% N/A (4) BB $ 317,032
180 Transcanada Trust 5.600% 3/07/82 BBB- 151,630
Total Oil, Gas & Consumable Fuels 468,662
Trading Companies & Distributors - 4.1%
665 AerCap Holdings NV 5.875% 10/10/79 BB+ 642,846
Total Trading Companies & Distributors 642,846
Wireless Telecommunication Services - 2.0%
300 Vodafone Group PLC 7.000% 4/04/79 BB+ 308,402
Total Wireless Telecommunication Services 308,402
Total $1,000 Par (or similar) Institutional Preferred
(cost $8,467,874) 8,560,109
Principal
Amount (000) Description (1) ,(6) Coupon Maturity Ratings (2) Value
X – CONTINGENT CAPITAL SECURITIES - 38 .7%
X 6,029,809
Banks - 33.9%
$ 400 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (4) Ba2 $ 380,880
400 Banco Santander SA 4.750% N/A (4) Ba1 317,979
515 Barclays PLC 8.000% N/A (4) BBB- 478,950
435 BNP Paribas SA, 144A 9.250% N/A (4) BBB 457,000
275 BNP Paribas SA, 144A 7.750% N/A (4) BBB 273,735
425 Credit Agricole SA, 144A 8.125% N/A (4) BBB 426,275
340 HSBC Holdings PLC (3) 6.375% N/A (4) BBB 328,244
200 HSBC Holdings PLC 8.000% N/A (4) BBB 201,213
370 HSBC Holdings PLC 6.000% N/A (4) BBB 338,387
450 ING Groep NV 5.750% N/A (4) BBB 403,987
400 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 378,100
330 NatWest Group PLC 6.000% N/A (4) Baa3 308,831
570 Societe Generale SA, 144A 9.375% N/A (4) BB+ 579,891
200 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- 199,060
200 UniCredit SpA , Reg S 8.000% N/A (4) BB- 197,360
Total Banks 5,269,892
Capital Markets - 4.8%
400 Credit Suisse Group AG, Claim, 144A 7.500% N/A (4) N/R 20,000
310 Credit Suisse Group AG, Claim, 144A 9.750% N/A (4) N/R 15,500
400 Deutsche Bank AG (3) 6.000% N/A (4) Ba2 332,877
400 UBS Group AG, 144A 7.000% N/A (4) BBB- 391,540
Total Capital Markets 759,917
Total Contingent Capital Securities
(cost $6,413,096) 6,029,809
Shares Description (1) Coupon Ratings (2) Value
X – $25 PAR (OR SIMILAR) RETAIL PREFERRED - 3 .7%
X 576,420
Banks - 1.9%
3,000 Farm Credit Bank of Texas, 144A 6.750% Baa1 $ 297,000
Total Banks 297,000
Food Products - 1.0%
6,000 CHS Inc 6.750% N/R 151,620
Total Food Products 151,620

Shares   Description (1) Coupon Ratings (2) Value
Oil, Gas & Consumable Fuels - 0.8%
5,000 NuStar Energy LP 12.274% B2 $ 127,800
Total Oil, Gas & Consumable Fuels 127,800
Total $25 Par (or similar) Retail Preferred
(cost $560,290) 576,420
Total Long-Term Investments
(cost $15,441,260) 15,166,338
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   14.5%
2,252,099 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
5.340%(8) $ 2,252,099
Total Investments Purchased with Collateral from Securities Lending
(cost $2,252,099) 2,252,099
Total Investments
(cost $ 17,693,359 ) - 111 .8% 17,418,437
Other Assets & Liabilities, Net -   (11.8)% (1,836,847)
Net Assets - 100% $ 15,581,590
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,167,951.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See Notes to Financial Statements

Nuveen Securitized Credit Managed Accounts
Portfolio
Portfolio of Investments July 31, 2023
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.3%
X – ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 98.3%
X 21,255,880
$ 250 AGL CLO Ltd, (TSFR3M reference rate + 2.600% spread),
2023 25A, 144A(3)
7.852% 7/21/36 AA $ 250,829
264 Avis Budget Rental Car Funding AESOP LLC, 2019 3A,
144A
2.360% 3/20/26 Aaa 250,557
500 Benchmark 2019-B11 Mortgage Trust, 2019 B11 3.784% 5/15/52 AAA 420,845
199 Benchmark 2019-B15 Mortgage Trust, 2019 B15 3.721% 12/15/72 A- 140,828
100 BX 2021-LBA3 Mortgage Trust, (TSFR1M reference rate
+ 2.062% spread), 2021 PAC, 144A(3)
7.284% 10/15/36 N/R 95,881
298 BX Commercial Mortgage Trust 2019-XL, (TSFR1M
reference rate + 2.114% spread), 2019 XL, 144A(3)
7.340% 10/15/36 N/R 293,649
250 BX Commercial Mortgage Trust 2021-CIP, (TSFR1M
reference rate + 1.385% spread), 2021 CIP, 144A(3)
6.607% 12/15/38 Aa3 244,425
232 BX Commercial Mortgage Trust 2021-SOAR, (TSFR1M
reference rate + 0.984% spread), 2021 SOAR, 144A(3)
6.206% 6/15/38 AA- 226,836
80 BX Trust 2022-IND, (TSFR1M reference rate + 2.839%
spread), 2022 IND, 144A(3)
7.499% 4/15/37 Baa3 77,221
570 CAMB Commercial Mortgage Trust 2021-CX2, 2021
CX2, 144A
2.700% 11/10/46 AAA 456,851
275 Carmax Auto Owner Trust 2019-4, 2019 4 2.800% 4/15/26 AA 270,920
300 Connecticut Avenue Securities Trust 2022-R03,
(SOFR30A reference rate + 3.500% spread), 2022 R03,
144A(3)
8.569% 3/25/42 BBB- 310,535
300 Connecticut Avenue Securities Trust 2022-R04,
(SOFR30A reference rate + 3.100% spread), 2022 R04,
144A(3)
8.169% 3/25/42 BBB- 305,774
300 Connecticut Avenue Securities Trust 2022-R05,
(SOFR30A reference rate + 3.000% spread), 2022 R05,
144A(3)
8.069% 4/25/42 Baa3 302,524
300 Connecticut Avenue Securities Trust 2022-R07,
(SOFR30A reference rate + 4.650% spread), 2022 R07,
144A(3)
9.719% 6/25/42 Aaa 321,551
300 Connecticut Avenue Securities Trust 2022-R09,
(SOFR30A reference rate + 4.750% spread), 2022 R09,
144A(3)
9.819% 9/25/42 Baa3 319,942
315 Connecticut Avenue Securities Trust 2023-R01,
(SOFR30A reference rate + 3.750% spread), 2023 R01,
144A(3)
8.819% 12/25/42 BBB- 329,639
116 DBWF Mortgage Trust, 2015 LCM, 144A 2.998% 6/10/34 AAA 107,891
527 Fannie Mae Pool, FN MA4737 5.000% 8/01/52 N/R 515,275
414 Fannie Mae Pool, FN MA4783 4.000% 10/01/52 N/R 386,412
472 Fannie Mae Pool, FN MA4655 4.000% 7/01/52 N/R 441,152
200 Fannie Mae Pool, FN 310210, 2022 1 4.000% 5/01/44 N/R 190,679
450 Fannie Mae Pool, FN MA4701 4.500% 7/01/52 N/R 430,565
476 Fannie Mae Pool, FN MA4784 4.500% 10/01/52 N/R 455,530
643 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 N/R 564,994
586 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 N/R 547,276
117 Fannie Mae Pool, FN MA4797 4.000% 11/01/37 N/R 112,977
527 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 N/R 504,670
241 Fannie Mae Pool, FN MA4842 5.500% 12/01/52 N/R 240,115
674 Fannie Mae Pool, FN MA4305 2.000% 4/01/51 N/R 547,840
628 Fannie Mae Pool, FN MA4700 4.000% 7/01/52 N/R 585,875
652 Fannie Mae Pool, FN MA4699, 2022 1 3.500% 7/01/52 N/R 590,855
658 Fannie Mae Pool, FN FS0403 3.000% 1/01/52 N/R 580,745
197 Fannie Mae Pool, FN MA4255 2.000% 2/01/51 N/R 159,720
331 Fannie Mae Pool, FN MA4600, 2022 2 3.500% 5/01/52 N/R 299,961
100 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 N/R 97,331
582 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 N/R 557,245

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X– ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 113 Freddie Mac Pool, FR SB8190 4.500% 11/01/37 N/R $ 110,596
45 Freddie Mac Pool, FR RA7211, 2022 1 4.000% 4/01/52 Aaa 41,921
300 Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 1.500% spread), 2021 DNA6, 144A(3)
6.569% 10/25/41 BBB- 295,152
300 Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 2.400% spread), 2022 DNA2, 144A(3)
7.469% 2/25/42 BBB 301,056
300 Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A
reference rate + 4.500% spread), 2022 DNA5, 144A(3)
9.569% 6/25/42 BBB- 320,603
300 Freddie Mac STACR REMIC Trust 2022-HQA3, (SOFR30A
reference rate + 3.550% spread), 2022 HQA3, 144A(3)
8.619% 8/25/42 Baa3 309,286
300 Freddie Mac Structured Agency Credit Risk Debt Notes,
(SOFR30A reference rate + 4.000% spread), 2022 HQA2,
144A(3)
9.069% 7/25/42 Baa3 314,989
393 Ginnie Mae II Pool, G2 MA8042 2.500% 5/20/52 N/R 338,963
489 Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 N/R 435,256
125 Ginnie Mae II Pool, G2 MA8201 4.500% 8/20/52 N/R 120,043
264 Ginnie Mae II Pool, G2 MA8200 4.000% 8/20/52 N/R 248,707
585 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 N/R 537,537
73 Ginnie Mae II Pool, G2 MA8428 5.000% 11/20/52 N/R 71,584
350 GM Financial Consumer Automobile Receivables Trust
2020-4, 2020 4
0.500% 2/17/26 AAA 332,978
575 GS Mortgage Securities Trust 2017-GS6, 2017 GS6 3.638% 5/10/50 AAA 517,348
245 GS Mortgage Securities Trust 2018-GS9, 2018 GS9 3.992% 3/10/51 Aaa 227,834
129 GS Mortgage-Backed Securities Trust 2021-PJ6, 2021
PJ6, 144A
2.500% 11/25/51 Aa1 101,231
97 GS Mortgage-Backed Securities Trust 2023-PJ1, 2023
PJ1, 144A
3.500% 2/25/53 Aa1 81,819
205 Hilton Grand Vacations Trust 2019-A, 2019 AA, 144A 2.340% 7/25/33 AAA 190,802
250 JPMBB Commercial Mortgage Securities Trust 2014-
C23, 2014 C23
4.480% 9/15/47 Aa2 235,712
250 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14, 2014 C14
4.868% 2/15/47 AAA 245,544
186 MVW Owner Trust 2017-1, 2017 1A, 144A 2.420% 12/20/34 AAA 185,786
267 MVW Owner Trust 2019-1, 2019 1A, 144A 2.890% 11/20/36 AAA 255,649
97 OBX 2018-1 Trust, (TSFR1M reference rate + 0.764%
spread), 2018 1, 144A(3)
4.658% 6/25/57 AAA 92,488
290 OBX 2022-INV5 Trust, 2022 INV5, 144A 4.000% 10/25/52 Aa1 250,147
92 Oceanview Mortgage Trust 2022-1, 2022 1, 144A 4.500% 11/25/52 Aaa 84,152
350 OneMain Financial Issuance Trust 2021-1, (SOFR30A
reference rate + 0.760% spread), 2021 1A, 144A(3)
5.828% 6/16/36 AAA 342,106
150 PFS Financing Corp, 2021 A, 144A 0.710% 4/15/26 AAA 144,375
400 Santander Drive Auto Receivables Trust 2022-5 4.110% 8/17/26 AAA 396,596
235 Taco Bell Funding LLC, 2016 1A, 144A 4.970% 5/25/46 BBB 225,969
500 Toyota Auto Loan Extended Note Trust 2020-1, 2020 1A,
144A
1.350% 5/25/33 AAA 463,395
500 Wells Fargo Commercial Mortgage Trust 2015-NXS2,
2015 NXS2
3.767% 7/15/58 Aaa 474,018
165 Wells Fargo Commercial Mortgage Trust 2017-C38,
2017 C38
3.917% 7/15/50 AA- 143,745
350 Wells Fargo Commercial Mortgage Trust 2021-C60,
2021 C60
2.342% 8/15/54 Aaa 282,578
Total Asset-Backed and Mortgage-Backed Securities
(cost $20,733,389) 21,255,880
Total Long-Term Investments
(cost $20,733,389) 21,255,880
Other Assets & Liabilities, Net -   1.7% 358,266
Net Assets - 100% $ 21,614,146

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2023

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2023
Municipal Total
Return
Core Impact
Bond
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
ASSETS
Long-term investments, at value
†‡
$ 1,413,089,359 $ 8,651,020 $ 26,839,021 $ 15,808,252 $ 15,166,338 $ 21,255,880
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – – 436,858 1,673,448 2,252,099 –
Short-term investments, at value
◊
14,685,000 – – – – –
Cash 60,516,558 – 409,719 205,501 246,025 357,425
Receivables:
Interest 14,772,788 74,965 312,942 251,302 221,980 65,678
Investments sold 2,155,375 191,460 – – – –
Reclaims – – – – 670 –
Reimbursement from Adviser 125,722 1,757 10,827 10,446 10,562 10,558
Shares sold 5,035,273 – – – – –
Other 150,720 18,472 2,551 3,535 2,208 1,876
Total assets 1,510,530,795 8,937,674 28,011,918 17,952,484 17,899,882 21,691,417
LIABILITIES
Cash overdraft – 128,904 – – – –
Floating rate obligations 1,040,000 – – – – –
Payables:
Collateral from securities lending – – 436,858 1,673,448 2,252,099 –
Dividends 1,061,737 – – – – –
Interest 3,027 — – — — –
Investments purchased - when-issued/delayed-
delivery settlement 20,169,178 – – 70,000 – –
Shares redeemed 3,741,957 – – – – –
Accrued expenses:
Custodian fees 105,147 13,862 12,476 12,897 8,038 10,776
Trustees fees 76,187 171 355 205 199 279
Professional fees 82,771 73,456 55,457 62,666 55,966 62,830
Shareholder reporting expenses 19,464 4,988 588 518 518 553
Shareholder servicing agent fees 116,537 – 636 402 – 316
Other 74,927 3 2,878 1,968 1,472 2,517
Total liabilities 26,490,932 221,384 509,248 1,822,104 2,318,292 77,271
Commitments and contingencies
(1)
Net assets $ 1,484,039,863 $ 8,716,290 $ 27,502,670 $ 16,130,380 $ 15,581,590 $ 21,614,146
NET ASSETS CONSIST OF:
Paid-in capital $ 1,637,882,671 $ 11,120,584 $ 26,128,801 $ 15,919,230 $ 15,836,355 $ 20,991,674
Total distributable earnings (loss) (153,842,808) (2,404,294) 1,373,869 211,150 (254,765) 622,472
Net assets 1,484,039,863 8,716,290 27,502,670 16,130,380 15,581,590 21,614,146
Shares outstanding 146,525,132 1,125,453 2,607,957 1,591,152 1,583,730 2,095,840
Net assets value ("NAV") per share 10 .13 7 .74 10 .55 10 .14 9 .84 10 .31
†
Long-term investments, cost $ 1,420,477,349 $ 10,393,076 $ 25,749,542 $ 15,595,670 $ 15,441,260 $ 20,733,389
◊
Short-term investments, cost $ 14,685,000 $ — $ — $ — $ — $ —
‡ Includes securities loaned of $ — $ — $ 426,372 $ 1,618,229 $ 2,167,951 $ —
Municipal Total
Return
Core Impact
Bond
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $   0.01 $   0.01 $   0.01 $   0.01 $   0.01 $   0.01
(1) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Municipal Total
Return Core Impact Bond
Emerging
Markets Debt High Yield
Year Ended
7/31/2023
Nine Months
Ended
7/31/23
Year Ended
10/31/22
For the Period
11/01/22
(commencement
of
operations)
through
7/31/23
For the Period
11/01/22
(commencement
of
operations)
through
7/31/23
Investment Income
Interest $ 50,738,407 $ 276,254 $ 295,491 $ 1,242,388 $ 831,523
Securities lending income, net — 428 7 253 2,239
Tax withheld — — — (973) —
Total Investment Income 50,738,407 276,682 295,498 1,241,668 833,762
Expenses
– – – – –
Shareholder servicing agent fees 340,827 153 207 2,448 2,125
Interest expense 631,432 15 63 — —
Custodian expenses, net 107,638 17,016 19,515 13,471 14,212
Trustees fees 51,939 246 295 722 417
Professional fees 134,836 97,008 113,351 80,272 79,187
Shareholder reporting expenses 24,637 21,794 30,172 900 830
Federal and state registration fees 184,446 25,606 33,850 2,879 1,743
Other 27,359 4,608 4,531 1,778 1,980
Total expenses before fee waiver/expense reimbursement 1,503,114 166,446 201,984 102,470 100,494
Fee waiver/expense reimbursement (966,161) (166,446) (201,975) (102,470) (100,494)
Net expenses 536,953 — 9 — —
Net investment income (loss) 50,201,454 276,682 295,489 1,241,668 833,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (101,338,619) (306,108) (247,326) 141,523 4,039
Net realized gain (loss) (101,338,619) (306,108) (247,326) 141,523 4,039
Change in net unrealized appreciation (depreciation) of investments 39,435,944 506,380 (2,152,999) 1,089,479 212,582
Change in unrealized gain (loss) 39,435,944 506,380 (2,152,999) 1,089,479 212,582
Net realized and unrealized gain (loss) (61,902,675) 200,272 (2,400,325) 1,231,002 216,621
Net increase (decrease) in net assets from operations $ (11,701,221) $ 476,954 $ (2,104,836) $ 2,472,670 $ 1,050,383

Statement of Operations
(continued)
See Notes to Financial Statements

Preferred
Securities and
Income
Securitized
Credit
For the Period
11/01/22
(commencement
of
operations)
through
7/31/23
For the Period
11/01/22
(commencement
of
operations)
through
7/31/23
Investment Income
Dividends $ 33,269 $ —
Interest 734,799 819,378
Securities lending income, net 2,077 —
Total Investment Income 770,145 819,378
Expenses
– –
Shareholder servicing agent fees 2,121 2,288
Interest expense — —
Custodian expenses 8,425 11,342
Trustees fees 407 570
Professional fees 74,761 83,831
Shareholder reporting expenses 830 865
Federal and state registration fees 1,736 2,303
Other 1,969 1,987
Total expenses before fee waiver/expense reimbursement 90,249 103,186
Fee waiver/expense reimbursement (90,249) (103,186)
Net expenses — —
Net investment income (loss) 770,145 819,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 36,365 32,279
Net realized gain (loss) 36,365 32,279
Change in net unrealized appreciation (depreciation) of investments (274,922) 522,491
Change in unrealized gain (loss) (274,922) 522,491
Net realized and unrealized gain (loss) (238,557) 554,770
Net increase (decrease) in net assets from operations $ 531,588 $ 1,374,148

Statement of Changes in Net Assets
See Notes to Financial Statements

Municipal Total Return
Year Ended
7/31/23
Year Ended
7/31/22
OPERATIONS
Net investment income (loss) $ 50,201,454 $ 44,841,135
Net realized gain (loss) (101,338,619) (41,808,765)
Change in net unrealized appreciation (depreciation) 39,435,944 (164,648,032)
Net increase (decrease) in net assets from operations (11,701,221) (161,615,662)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (50,040,266) (45,011,083)
Decrease in net assets from distributions to shareholders (50,040,266) (45,011,083)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 789,630,438 538,514,543
Proceeds from shares issued to shareholders due to reinvestment of distributions 37,754,645 32,748,357
827,385,083 571,262,900
Cost of shares redeemed (758,898,628) (518,414,786)
Net increase (decrease) in net assets from Fund share transactions 68,486,455 52,848,114
Net increase (decrease) in net assets 6,744,968 (153,778,631)
Net assets at the beginning of period 1,477,294,895 1,631,073,526
Net assets at the end of period $ 1,484,039,863 $ 1,477,294,895

See Notes to Financial Statements

Core Impact Bond
Nine Months Ended
7/31/23
Year Ended
10/31/22
Year Ended
10/31/21
OPERATIONS
Net investment income (loss) $ 276,682 $ 295,489 $ 244,549
Net realized gain (loss) (306,108) (247,326) (41,147)
Change in net unrealized appreciation (depreciation) 506,380 (2,152,999) 12,373
Net increase (decrease) in net assets from operations 476,954 (2,104,836) 215,775
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (294,771) (314,641) (282,702)
Decrease in net assets from distributions to shareholders (294,771) (314,641) (282,702)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 6,000 – –
Proceeds from shares issued to shareholders due to reinvestment of distributions 294,776 314,635 282,702
300,776 314,635 282,702
Net increase (decrease) in net assets from Fund share transactions 300,776 314,635 282,702
Net increase (decrease) in net assets 482,959 (2,104,842) 215,775
Net assets at the beginning of period 8,233,331 10,338,173 10,122,398
Net assets at the end of period $ 8,716,290 $ 8,233,331 $ 10,338,173

See Notes to Financial Statements

Emerging Markets
Debt High Yield
Preferred Securities
and Income Securitized Credit
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
OPERATIONS
Net investment income (loss) $ 1,241,668 $ 833,762 $ 770,145 $ 819,378
Net realized gain (loss) 141,523 4,039 36,365 32,279
Change in net unrealized appreciation (depreciation) 1,089,479 212,582 (274,922) 522,491
Net increase (decrease) in net assets from operations 2,472,670 1,050,383 531,588 1,374,148
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,098,801) (839,233) (786,353) (751,676)
Decrease in net assets from distributions to shareholders (1,098,801) (839,233) (786,353) (751,676)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 25,030,000 15,080,000 15,050,000 20,240,000
Proceeds from shares issued to shareholders due to reinvestment of distributions 1,098,801 839,230 786,355 751,674
26,128,801 15,919,230 15,836,355 20,991,674
Net increase (decrease) in net assets from Fund share transactions 26,128,801 15,919,230 15,836,355 20,991,674
Net increase (decrease) in net assets 27,502,670 16,130,380 15,581,590 21,614,146
Net assets at the beginning of period – – – –
Net assets at the end of period $ 27,502,670 $ 16,130,380 $ 15,581,590 $ 21,614,146

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Municipal Total Return
7/31/23 $ 10.52 $ 0.36 $ (0.39) $ (0.03) $ (0.36) $ — $ (0.36) $ 10.13
7/31/22 11.95 0.32 (1.43) (1.11) (0.32) — (0.32) 10.52
7/31/21 11.71 0.33 0.24 0.57 (0.33) — (0.33) 11.95
7/31/20 11.50 0.35 0.21 0.56 (0.35) — (0.35) 11.71
7/31/19 10.94 0.38 0.56 0.94 (0.38) — (0.38) 11.50
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
(0.19) % $ 1,484,040 0.11% 0.06% 0.04% —(e) 3.59% 58%
(9.42) 1,477,295 0.11 0.05 0.06 — 2.81 32
4.96 1,631,074 0.10 0.05 0.05 —(e) 2.80 7
5.00 1,358,883 0.18 0.06 0.12 — 3.07 19
8.75 1,220,749 0.18 0.06 0.12 — 3.41 20

Financial Highlights
(continued)
The Fund's fiscal year end is July 31st. Prior to the fiscal year ended July 31, 2023, the fiscal year end was October 31st.
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Core Impact Bond
7/31/23(d) $ 7.57 $ 0.25 $ 0.19 $ 0.44 $ (0.27) $ — $ (0.27) $ 7.74
10/31/22 9.84 0.28 (2.25) (1.97) (0.30) — (0.30) 7.57
10/31/21 9.90 0.24 (0.03) 0.21 (0.27) — (0.27) 9.84
10/31/20(g) 10.00 0.04 (0.12) (0.08) (0.02) — (0.02) 9.90
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the nine months ended July 31, 2023.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period July 9, 2020 (commencement of operations) through October 31, 2020.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
5.77% $ 8,716 2.56% (e) —(e) 4.26% (e) 46%
(20.41) 8,233 2.16 —(f) 3.15 53
2.17 10,338 2.13 —(f) 2.39 96
(0.77) 10,122 0.99 (e) —(e) 1.13 (e) 113

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Emerging Markets Debt
7/31/23(d) $ 10.00 $ 0.49 $ 0.49 $ 0.98 $ (0.43) $ — $ (0.43) $ 10.55
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
9.93% $ 27,503 0.51% (e) —(e) 6.22% (e) 15%

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
High Yield
7/31/23(d) $ 10.00 $ 0.54 $ 0.14 $ 0.68 $ (0.54) $ — $ (0.54) $ 10.14
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
7 .01% $ 16,130 0 .87% (e) — (e) 7 .19% (e) 16%

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Preferred Securities and Income
7/31/23(d) $ 10.00 $ 0.50 $ (0.15) $ 0.35 $ (0.51) $ — $ (0.51) $ 9.84
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
3 .57% $ 15,582 0 .79% (e) — (e) 6 .76% (e) 10%

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Securitized Credit
7/31/23(d) $ 10.00 $ 0.40 $ 0.28 $ 0.68 $ (0.37) $ — $ (0.37) $ 10.31
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
6 .82% $ 21,614 0 .66% (e) — (e) 5 .20% (e) 17%

Notes to Financial Statements

1. General Information
Trust and Fund Information : The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Municipal Total Return Managed
Accounts Portfolio (“Municipal Total Return”), Nuveen Core Impact Bond Managed Accounts Portfolio (“Core Impact Bond”), Nuveen Emerging
Markets Debt Managed Accounts Portfolio (“Emerging Markets Debt”), Nuveen High Yield Managed Accounts Portfolio (“High Yield”), Nuveen
Preferred Securities and Income Managed Accounts Portfolio (“Preferred Securities and Income”), Nuveen Securitized Credit Managed Accounts
Portfolio (“Securitized Credit Managed”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.
Each Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC (“Nuveen”). Each Fund is a specialized municipal bond fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Each
Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by investing in additional fixed-income classes, including those that have a lower credit quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
Change in Fiscal and Tax Year End: Effective November 1, 2022, Core Impact Bond began to adhere to the fiscal reporting and regulatory filing schedule required by a July 31 fiscal year end. As a result, effective November 1, 2022, the Funds began to adhere to the fiscal reporting and regulatory filing schedule required by a July 31 fiscal year end.
Current Fiscal Period: The end of the reporting period for the Funds is July 31, 2023, and the period covered by these Notes to Financial
Statements for Municipal Total Return is for the fiscal year July 31, 2023, while the reporting period for Core Impact Bond is the period November 1,
2022 through July 31, 2023 and Emerging Markets Debt, High Yield, Preferred Securities and Income and Securitized Credit is the period November
1, 2022 (commencement of operations) through July 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into  sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, Municipal Total Return has an arrangement with its custodian bank, State Street
Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the Custodian.
The amount of custodian fee credit earned by the Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by the Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Fund
Gross
Custodian Fee
Credits
Municipal Total Return
$ 73,231

Notes to Financial Statements
(continued)
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Emerging Markets Debt Value
% of
Net Assets
Mexico $ 2,932,038 10.6%
Indonesia 1,862,765 6.8
Chile 1,700,533 6.2
United Arab Emirates 1,697,581 6.2
Brazil 1,237,389 4.4
Saudi Arabia 1,160,032 4.3
India 1,133,764 4.1
South Africa 1,060,599 3.9
Colombia 955,922 3.5
Israel 916,744 3.3
Peru 863,141 3.1
Panama 792,830 2.9
Poland 785,876 2.9
Qatar 654,010 2.3
Hungary 601,290 2.2
Malaysia 563,173 2.0
Philippines 540,943 2.0
Uruguay 538,233 2.0
Romania 534,295 1.9
Oman 472,036 1.7
Dominican Republic 465,946 1.7
Other 5,170,577 18.9
Total non-U.S. Securities $26,639,717 96.9%
Preferred Securities and Income Value
% of
Net Assets
United Kingdom $ 2,541,187 16.3%
France 1,736,901 11.2
Spain 698,859 4.5
Ireland 642,846 4.1
Australia 623,842 4.0
Canada 540,617 3.5
Switzerland 427,040 2.7
Netherlands 403,987 2.6
Germany 332,877 2.1
Italy 197,360 1.3
Total non-U.S. Securities $8,145,516 52.3%

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is recorded on the ex-dividend date, or for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:  In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform:
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London
Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through
December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset
Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rule Issuance: A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
New Accounting Pronouncement: In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Notes to Financial Statements
(continued)
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,413,089,359 $ – $ 1,413,089,359
Short-Term Investments:
Municipal Bonds – 14,685,000 – 14,685,000
Total $ – $ 1,427,774,359 $ – $ 1,427,774,359
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 4,345,991 $ – $ 4,345,991
Asset-Backed and Mortgage-Backed Securities – 2,394,997 – 2,394,997
Municipal Bonds – 1,005,800 – 1,005,800
Emerging Market Debt And Foreign Corporate Bonds – 521,212 – 521,212
U.S. Government and Agency Obligations – 383,020 – 383,020
Total $ – $ 8,651,020 $ – $ 8,651,020
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Sovereign Debt $ – $ 13,253,519 $ – $ 13,253,519
Corporate Bonds – 13,213,459 – 13,213,459
Contingent Capital Securities – 203,650 – 203,650
$1,000 Par (or similar) Institutional Preferred – 168,393 – 168,393
Investments Purchased with Collateral from Securities
Lending 436,858 – – 436,858
Total $ 436,858 $ 26,839,021 $ – $ 27,275,879
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 15,808,252 $ – $ 15,808,252
Investments Purchased with Collateral from Securities
Lending 1,673,448 – – 1,673,448
Total $ 1,673,448 $ 15,808,252 $ – $ 17,481,700

Municipal Total Return holds liabilities in floating rate obligations, which are not reflected in the tables above. The fair values of the Fund’s liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described later in these Notes to Financials.
4. Portfolio Securities
Inverse Floating Rate Securities: Municipal Total Return is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a)
floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and
(b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 8,560,109 $ – $ 8,560,109
Contingent Capital Securities – 6,029,809 – 6,029,809
$25 Par (or similar) Retail Preferred 576,420 – – 576,420
Investments Purchased with Collateral from Securities
Lending 2,252,099 – – 2,252,099
Total $ 2,828,519 $ 14,589,918 $ – $ 17,418,437
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities $ – $ 21,255,880 $ – $ 21,255,880
Total $ – $ 21,255,880 $ – $ 21,255,880

Notes to Financial Statements
(continued)
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Securities Lending: Each Fund (except for Municipal Total Return) may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ 1,040,000 $ 3,000,000 $ 4,040,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Municipal Total Return
$ 21,351,740 2.57%
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ 1,040,000 $ 3,000,000 $ 4,040,000

borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Emerging Markets Debt Corporate Bonds $389,690 $399,373
Sovereign Debt 36,682 37,485
Total $426,372 $436,858
High Yield Corporate Bonds $1,618,229 $1,673,448
Preferred Securities and Income
$1000 Par(or similar) Institutional
Preferred $1,677,130 $1,743,579
Contingent Capital Securities 490,821 508,520
Total $2,167,951 $2,252,099
Fund
Purchases
Sales and
Maturities
Municipal Total Return
$ 788,231,753 $ 842,307,451
Core Impact Bond
4,424,871 3,993,510
Emerging Markets Debt
29,264,386 3,926,498
High Yield
17,893,140 2,467,939
Preferred Securities and Income
16,969,741 1,562,513
Securitized Credit
24,866,911 3,459,856

Notes to Financial Statements
(continued)
instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
7/31/23
Year Ended
7/31/22
Municipal Total Return Shares Amount Shares Amount
Subscriptions 78,221,908 $789,630,438 48,526,854 $538,514,543
Reinvestments of distributions 3,747,380 37,754,645 2,939,662 32,748,357
Redemptions (75,819,611) (758,898,628) (47,621,496) (518,414,786)
Net increase (decrease) 6,149,677 $68,486,455 3,845,020 $52,848,114
Nine Months Ended
7/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Core Impact Bond Shares Amount Shares Amount Shares Amount
Subscriptions 761 $6,000 — $— — $—
Reinvestment of distributions 37,478 294,776 36,387 314,635 28,562 282,702
Net increase (decrease) 38,239 $300,776 36,387 $314,635 28,562 $282,702
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
Emerging Markets Debt Shares Amount
Subscriptions 2,502,871 $25,030,000
Reinvestments of distributions 105,086 1,098,801
Net increase (decrease) 2,607,957 $26,128,801
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
High Yield Shares Amount
Subscriptions 1,507,984 $15,080,000
Reinvestments of distributions 83,168 839,230
Net increase (decrease) 1,591,152 $15,919,230
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
Preferred Securities and Income Shares Amount
Subscriptions 1,504,766 $15,050,000
Reinvestments of distributions 78,964 786,355
Net increase (decrease) 1,583,730 $15,836,355
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
Securitized Credit Shares Amount
Subscriptions 2,023,233 $20,240,000
Reinvestments of distributions 72,607 751,674
Net increase (decrease) 2,095,840 $20,991,674

1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period July 3, 2023 through July 31, 2023 and paid on August 1, 2023.
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Municipal Total Return intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to complex securities character adjustments, paydowns, and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Municipal Total Return
$ 1,433,963,373 $ 11,508,087 $ (18,737,101) $ (7,229,014)
Core Impact Bond
10,425,431 16,882 (1,791,293) (1,774,411)
Emerging Markets Debt
26,186,400 1,132,808 (43,329) 1,089,479
High Yield
17,272,442 295,949 (86,691) 209,258
Preferred Securities and Income
17,686,044 442,126 (709,733) (267,607)
Securitized Credit
20,736,019 542,635 (22,774) 519,861
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Municipal Total
Return
$ 5,833,989 $ 47,764 $ — $ (7,229,013) $ (147,861,412) $ — $ (4,634,136) $ (153,842,808)
Core Impact
Bond
— 39,384 — (1,774,411) (636,639) — (32,628) (2,404,294)
Emerging
Markets Debt
— 284,390 — 1,089,479 — — — 1,373,869
High Yield
— 103,087 — 209,258 — — (101,195) 211,150
Preferred
Securities and
Income
— 98,993 — (267,607) — — (86,151) (254,765)
Securitized
Credit
— 196,929 — 519,861 — — (94,318) 622,472
7/31/23 7/31/22
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Municipal Total Return
$ 50,037,792 $ 2,474 $ — $ 45,001,561 $ 9,522 $ —
1
The Fund designates these amounts paid during the period as Exempt Interest Dividends.

Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser does not charge any management fees or other expenses directly to each Fund. The Adviser has agreed irrevocably during the existence of each Fund to waive all fees and pay or reimburse all expenses of each Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Funds from the fee charged at the separately managed account level.
Other Transactions with Affiliates: As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
9. Commitments and Contingencies
In the normal course of business, Municipal Total Return enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, Municipal Total Return did not have any unfunded commitments.
From time to time, Municipal Total Return may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, Municipal Total Return is not subject to any material legal proceedings.
Eleven Months Ended
7/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Core Impact Bond $294,771 $– $314,641 $– $282,702 $–
For the Period 11/01/22
(commencement of operations)
through 7/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Emerging Markets Debt
$ 1,098,801 $ —
High Yield
839,233 —
Preferred Securities and Income
786,353 —
Securitized Credit
751,676 —
Fund
Short-Term Long-Term Total
Municipal Total Return
$ 41,929,650 $ 105,931,762 $ 147,861,412
Core Impact Bond
205,706 430,933 636,639
Emerging Markets Debt
— — —
High Yield
— — —
Preferred Securities and Income
— — —
Securitized Credit
— — —
Fund
TIAA
Owned Shares
Municipal Total Return
— %
Core Impact Bond
100
Emerging Markets Debt
100
High Yield
100
Preferred Securities and Income
100
Securitized Credit
100

10. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds utilized this facility. The following Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Municipal Total Return
$ 2,300,000
Core Impact Bond
407
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Municipal Total Return
3 $ 2,300,000 4.28%
Core Impact Bond
4 407 5.53

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Municipal Total Return $ —
Core Impact Bond —
Emerging Markets Debt —
High Yield —
Preferred Securities and Income —
Securitized Credit —
Fund Percentage
Municipal Total Return
– %
Core Impact Bond
–
Emerging Markets Debt
–
High Yield
–
Preferred Securities and Income
4 .4
Securitized Credit
–
Fund Percentage
Municipal Total Return
– %
Core Impact Bond
–
Emerging Markets Debt
–
High Yield
–
Preferred Securities and Income
4 .4
Securitized Credit
–

Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Municipal Total Return
— % — %
Core Impact Bond
77 .8 61 .1
Emerging Markets Debt
0 .4 1 .8
High Yield
62 .7 100 .0
Preferred Securities and Income
5 .3 57 .0
Securitized Credit
72 .8 100 .0
Fund Percentage
Municipal Total Return
– %
Core Impact Bond
93 .7
Emerging Markets Debt
61 .3
High Yield
71 .5
Preferred Securities and Income
7 .2
Securitized Credit
72 .8

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return :
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn,
(a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater’’) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond.
The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’
holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refund Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets heId by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

The Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Managed Accounts Portfolios Trust (the “Trust”), which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”))
(the “Independent Board Members”), is responsible for determining whether to initially approve or, after an initial term, to renew, the advisory arrangements of the portfolios comprising the Trust. A discussion of the Board’s most recent approval of the renewal of the advisory arrangements of Municipal Total Return Managed Accounts Portfolio and Nuveen Core Impact Bond Managed Accounts Portfolio is set forth in Part I below. The advisory arrangements of Nuveen Emerging Markets Debt Managed Accounts Portfolio, Nuveen High Yield Managed Accounts Portfolio, Nuveen
Preferred Securities and Income Managed Accounts Portfolio and Nuveen Securitized Credit Managed Accounts Portfolio have not yet been up for renewal, and a discussion of the Board’s initial approval of the advisory arrangements of such portfolios is set forth in Part II below.
PART I
Municipal Total Return Managed Accounts Portfolio
Nuveen Core Impact Bond Managed Accounts Portfolio
At a meeting held on May 23-25, 2023 (for purposes of this Part I, the “May Meeting”), the Board approved, for each of Municipal Total Return
Managed Accounts Portfolio (the “Municipal Total Return Fund”) and Nuveen Core Impact Bond Managed Accounts Portfolio (the “Core Impact
Bond Fund” and, together with the Municipal Total Return Fund, for purposes of this Part I, the “Funds” and each, a “Fund”), the renewal of the management agreement (for purposes of this Part I, each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the
“Adviser”) pursuant to which the Adviser serves as the investment adviser to such Fund and the sub-advisory agreement (for purposes of this Part I, each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-
adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. For purposes of this Part I, the Investment Management Agreements and Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund
Advisers” and each, a “Fund Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible.
The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund
Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of certain fee and expense information; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the
Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (for purposes of this Part I, the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April
Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings);
product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. However, the Board recognized that the Funds may not require the same level of shareholder services as other Nuveen funds given that they are sold via separate managed accounts. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking,

among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023 (to the extent available for each
Fund). For Nuveen open-end funds with multiple classes, the performance data was generally based on Class A shares; however, the performance of other classes, if any, should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions)
and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board generally considered fund performance in comparison to the performance of certain peer funds (a “performance peer group”) and recognized and/or customized benchmarks
(i.e., generally benchmarks derived from multiple recognized benchmarks). (Given their unique nature, the Funds do not have performance peer groups available.) In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or performance peer group, as applicable, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which

Annual Investment Management Agreement Approval Process
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(continued)
the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For the Municipal Total Return Fund, the Board noted that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory
Agreements.
For the Core Impact Bond Fund, the Board noted that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board noted that the Fund’s performance was below the performance of its benchmark for the one-year periods ended December 31, 2022 and March 31, 2023. The Board, however, noted that the Fund was relatively new with a performance history too limited to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.
C. Fees, Expenses and Profitability
1. Fees and Expenses
Each Fund is sold via separate managed accounts which pay the Adviser a managed account management fee. As the Adviser is compensated from the applicable managed accounts, the Funds do not pay the Adviser a management fee. Further, the Adviser had agreed to pay or reimburse each Fund’s expenses (except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). Given the unique fee arrangement, the Funds do not have peer groups and therefore a comparative peer analysis was not provided for either of the Funds. In addition, as the Adviser pays nearly all the Funds’ expenses, the Board recognized that the Funds’ expenses were also not comparable to a peer group or to other Nuveen funds. The managed account management fee was an asset-based fee based on the entire separate managed account portfolio, including the portion invested in the respective Fund.
With respect to the Municipal Total Return Fund, the managed account management fee paid to the Adviser represented an implied management fee for managing such Fund and an implied management fee for managing individual municipal bonds. To evaluate the fee arrangement, the Independent Board Members reviewed the range of fees paid by the applicable managed separate accounts, the implied management fee for the Municipal Total Return Fund, the range of implied fees for managing individual municipal bonds, and the methodology utilized to develop these implied management fees.
With respect to the Core Impact Bond Fund, the managed account management fee paid to the Adviser represented an implied management fee for managing such Fund and an implied management fee for managing individual securities. To evaluate the fee arrangement, the Independent Board Members reviewed the target range of management fees to be paid by the applicable separate managed accounts, the implied management fee for the Core Impact Bond Fund, the range of implied management fees for managing individual securities, and the methodology utilized to develop these implied management fees.
Based on its review of the information provided, the Board recognized each Fund’s unique fee and expense structure, in which the Fund does not have a management fee and the Adviser pays nearly all the Fund’s expenses, and the Board determined that the arrangement was reasonable.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the non-municipal Nuveen funds, such other clients may include: retail and institutional managed accounts sub-advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds (“ETFs”) sponsored by Nuveen. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal ETFs sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. With respect to the non-municipal Nuveen funds, the Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers. With respect to the municipal Nuveen funds, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts; the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family; and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.

In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Nuveen ETFs that are designed to track the performance of a specified index (“Index ETFs”) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. Given that the Funds are sold via separate managed accounts, the Board recognized that they may not require the same level of shareholder services as other
Nuveen funds. Further, as noted, given the Funds’ unique fee and expense structure pursuant to which they do not pay management fees and the expenses are primarily reimbursed, comparisons with peers were not available.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.

Annual Investment Management Agreement Approval Process
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(continued)
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the
Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the boards governing the Nuveen funds have recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. However, the Independent Board Members noted that because the Funds do not pay a management fee, there are no applicable fund-level or complex-wide level breakpoint schedules, although each Fund’s assets would be counted toward the complex-
wide total.
In addition, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds
(including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and 2021). The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. In this regard, as noted above, each Fund is reimbursed nearly all of its expenses by the Adviser.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board concluded that, with respect to the Funds, the absence of a fund-level and/or complex-wide breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that each Fund’s fee arrangement was reasonable and that the
Advisory Agreements be renewed for an additional one-year period.
PART II
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Nuveen High Yield Managed Accounts Portfolio
Nuveen Preferred Securities and Income Managed Accounts Portfolio
Nuveen Securitized Credit Managed Accounts Portfolio
At a meeting held on October 12, 2022 (for purposes of this Part II, the “Meeting”), the Board considered and approved the investment management agreements (for purposes of this Part II, each, an “Investment Management Agreement”) pursuant to which Nuveen Fund Advisors,
LLC (the “Adviser”) serves as investment adviser to Nuveen Emerging Markets Debt Managed Accounts Portfolio (the “Emerging Markets Fund”),
Nuveen High Yield Managed Accounts Portfolio (the “High Yield Fund”), Nuveen Preferred Securities and Income Managed Accounts Portfolio (the
“Preferred Fund”), and Nuveen Securitized Credit Managed Accounts Portfolio (the “Securitized Fund” and, together with the Emerging Markets
Fund, the High Yield Fund and the Preferred Fund, for purposes of this Part II, the “Funds” and each, a “Fund”), each a series of the Trust, and the investment sub-advisory agreements (for purposes of this Part II, each, a “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management,
LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. For purposes of this Part II, the Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” In addition, for purposes of this Part II, the Investment Management Agreements and the Sub-Advisory Agreements
are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.” As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting and/or at other meetings, materials which outlined, among other things:
the nature, extent and quality of the services expected to be provided by the Fund Adviser;
the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;
the expertise and background of the Fund Adviser;
certain performance-related information (as described below);
the profitability of Nuveen and its affiliates for their advisory activities (as described below);
the proposed fee and expense arrangements for the Funds; and
the soft dollar practices of the Fund Adviser, if any.
At the Meeting and/or at other meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/
or at other meetings, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered various factors they believed relevant with respect to the Funds. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Funds’ Advisory Agreements. The Board Members also drew on information they had received in their capacity as trustees and directors, as applicable, of other registered investment companies advised by the Fund Advisers.
A. Nature, Extent and Quality of Services
The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, the Independent Board Members, have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.
At the Meeting and/or at other meetings, the Independent Board Members reviewed materials outlining, among other things, the respective Fund
Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the Nuveen funds (as applicable) and are expected to provide to the Funds; and the experience of the respective Fund Adviser. Further, at the Meeting and/or at other meetings, the
Independent Board Members have evaluated the background and experience of the relevant investment personnel.
The Board has recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly has considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board has received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board has considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board has further recognized the range of services the various teams of the Adviser provide including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions.
The Board has further considered that the Adviser’s compliance and regulatory functions are integral to the investment management of the Nuveen funds. The Board has recognized that such services have included, but are not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs;
overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board has further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board has considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers). With respect to the Funds, however, the Board recognized that the Funds may not require the same level of shareholder services as other Nuveen funds given that they would be sold via separate managed accounts.
The Independent Board Members noted that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Funds. In addition, the Independent Board Members recognized the experience and expertise of the applicable investment team expected to manage each Fund.
Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the respective Funds under each applicable Advisory Agreement were satisfactory.
B. Investment Performance
Each Fund was new and, therefore, did not have its own performance history. The Independent Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser. In addition, with respect to the
Emerging Markets Fund, High Yield Fund and Preferred Fund, the Independent Board Members reviewed certain historical performance-related data pertaining to certain mutual fund(s) managed by the Sub-Adviser or an affiliate that, based on information provided by the Adviser, had characteristics that were comparable in certain respects to those anticipated for such Funds.
C. Fees, Expenses and Profitability
1. Fees and Expenses
The Board noted that the Funds’ fee structure would differ from that of most other Nuveen open-end funds. In this regard, the Board recognized that each Fund would be sold via separate managed accounts that would pay the Adviser a managed account management fee. As the Adviser will be compensated from the managed accounts, the applicable Fund will not pay the Adviser a management fee.
The managed account management fee will be an asset-based fee based on the entire separate managed account portfolio, including the portion invested in the applicable Fund. The managed account management fee paid to the Adviser therefore will represent an implicit management fee for managing the applicable Fund and an implicit management fee for managing individual securities. With respect to each Fund, to evaluate the fee arrangement, the Independent Board Members reviewed the estimated range of management fees to be paid by the separate managed accounts, the implicit management fee for the Fund and the range of implicit management fees for managing individual securities (as well as the methodology utilized to develop these implicit management fees). Further, the Board considered each Fund’s estimated annual operating expenses, but recognized that the Adviser had agreed to pay or reimburse each Fund’s expenses (except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses).
Based on its review of the information provided, the Board recognized the Funds’ proposed fee and expense structure, in which each Fund would not have a management fee and the Adviser would pay nearly all the Fund’s expenses, and determined the proposed arrangement was reasonable.
2. Comparisons with the Fees of Other Clients
At the Meeting and/or at other meetings, the Board has considered information regarding the fee rates the respective Fund Advisers charge to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include: retail and institutional managed accounts advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-Adviser;
foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the
Sub-Adviser. The Board has also noted that the Adviser advises and the Sub-Adviser sub-advises certain exchange-traded funds (“ETFs”)
sponsored by Nuveen.
The Board recognized that the Sub-Adviser was an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board has reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also has reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-
Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the fee data of other clients, the Board has recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements, will contribute to the variations in the fee schedules. The Board has recognized the breadth of services the Adviser provides to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board has recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board has considered that certain Nuveen ETFs are passively managed compared to the active management of other Nuveen funds, which has also contributed to the differences in fee levels between such Nuveen ETFs and the actively managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. Given that the Funds would be sold via separate managed accounts, the Board recognized that the Funds may not require the same level of shareholder services as other Nuveen funds.

3. Profitability of Fund Advisers
At the Meeting and/or at other meetings, the Independent Board Members have considered profitability and other financial data for
Nuveen, including information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board has reviewed, among other things, the net margins (pre-tax) for Nuveen Investments, Inc. (“Nuveen
Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income
(pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board has also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its
ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members have recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members have reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, has recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members have also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board has considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members have also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board has recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of
TIAA. The Board has recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also noted the reinvestments Nuveen, its parent and/or other affiliates have made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members have considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members have reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December
31, 2021 and December 31, 2020. The Independent Board Members have also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and
December 31, 2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members have also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board has noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services to be provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether the Funds could be expected to benefit from any economies of scale. The Board has recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of
Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the Nuveen funds for the fees paid. The boards governing the Nuveen funds have noted that Nuveen generally has employed these various methods and have considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the boards governing the Nuveen funds have recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. However, the Independent Board Members noted that because the Funds would not pay management fees, there would be no applicable fund-level or complex-wide level breakpoint schedules, although their respective assets would be counted toward the complex-wide total. In addition, as noted above, the Board noted that the Funds were expected to be reimbursed nearly all of their respective expenses by the Adviser.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Based on their review, the Independent Board Members concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
At the Meeting and/or other meetings, the Independent Board Members have received and considered information regarding other benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members have also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board has noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the
Funds were reasonable and within acceptable parameters.
F. Approval
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreements and Sub-Advisory
Agreements were reasonable, that the Funds’ fee arrangements were reasonable and that the Investment Management Agreements and Sub-
Advisory Agreements should be and were approved on behalf of the Funds.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
135
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
135
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
135

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
135
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
135
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
135
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
135

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
135
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
135
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
135
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Justin M. Pfaff
1981
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2023 Managing Director, Advisory Product, Nuveen (since 2016). Chartered Financial
Analyst.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen (since 2022); formerly,
Vice President (2014-2022), Chief Compliance Officer and Anti-Money Laundering
Compliance Officer(2017-2022), Deputy Chief Compliance Officer (2014-2017) of
BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2023); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen (since 2023); Vice
President, Associate General Counsel and Assistant Secretary (since 2023) of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly
Corporate Counsel of Franklin Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2021); Managing Director (since 2021) and
Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing Director
(since 2019, formerly, Vice President and Director), Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing Director
(since 2018), formerly, Vice President and Director, Associate General Counsel
and Assistant Secretary of Teachers Insurance and Annuity Association of America,
Teacher Advisors LLC and TIAA-CREF Investment Management, LLC; Managing
Director (since 2022), formerly, Vice President (2017-2022), Associate General
Counsel and Assistant Secretary (since 2011) of Nuveen Alternative Advisors LLC;
General Counsel and Assistant Secretary of Covariance Capital Management, Inc.
(2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since
2023) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly,
Senior Managing Director (2017-2023) and Associate General Counsel (2011-
2020); Executive Vice President (since 2021) and Secretary (since 2023), formerly,
General Counsel and Assistant Secretary (2021-2023) of Teachers Advisors,
LLC; Executive Vice President (since 2017) and Secretary (since 2023), formerly,
General Counsel and Assistant Secretary (2017-2023) of TIAA-CREF Investment
Management, LLC; formerly, Vice President (2007-2021) and Secretary (2016-
2021), of NWQ Investment Management Company, LLC and Santa Barbara Asset
Management, LLC; Vice President and Secretary of Winslow Capital Management,
LLC (since 2010); Executive Vice President (since 2023) and Secretary (since
2016) of Nuveen Alternative Investments, LLC, formerly Senior Managing Director
(2017-2023).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teachers Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Senior Managing Director of Teachers Advisors, LLC
(since 2021) and TIAA-CREF Investment Management, LLC (since 2016); Principal
Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the
TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1
and the Principal Financial Officer, Principal Accounting Officer (since 2020) and
Treasurer (since 2017) to the CREF Accounts; has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023) and Nuveen Asset Management,
LLC(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019) of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MAPS-0723P 3065878-INV-Y-09/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended July 31, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Municipal Total Return Managed Accounts Portfolio	58,603	0	0	0
Nuveen Core Impact Bond Managed Accounts Portfolio [5]	58,940	0	0	0
Nuveen Emerging Markets Debt Managed Accounts Portfolio [6]	58,500	0	0	0
Nuveen High Yield Managed Accounts Portfolio [6]	58,500	0	0	0
Nuveen Preferred Securities and Income Managed Accounts Portfolio [6]	58,500	0	0	0
Nuveen Securitized Credit Managed Accounts Portfolio [6]	58,500	0	0	0

Total	$351,543	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.
[5]	FYE changed from 10/31 to 07/31
[6]	Funds commenced operation on 11/1/2022.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Municipal Total Return Managed Accounts Portfolio	0%	0%	0%	0%
Nuveen Emerging Markets Debt Managed Accounts Portfolio	0%	0%	0%	0%
Nuveen High Yield Managed Accounts Portfolio	0%	0%	0%	0%
Nuveen Preferred Securities and Income Managed Accounts Portfolio	0%	0%	0%	0%
Nuveen Securitized Credit Managed Accounts Portfolio	0%	0%	0%	0%
Nuveen Core Impact Bond Managed Accounts Portfolio	0%	0%	0%	0%

July 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Municipal Total Return Managed Accounts Portfolio	41,175	0	82	0
Nuveen Core Impact Bond Managed Accounts Portfolio [5]	54,050	0	0	0

Total	$95,225	$0	$82	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.
[5]	FYE changed from 10/31 to 07/31

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Municipal Total Return Managed Accounts Portfolio	0%	0%	0%	0%
Nuveen Core Impact Bond Managed Accounts Portfolio	0%	0%	0%	0%

Fiscal Year Ended July 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Managed Accounts Portfolios Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Managed Accounts Portfolios Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Municipal Total Return Managed Accounts Portfolio	0	0	0	0
Nuveen Core Impact Bond Managed Accounts Portfolio [1]	0	0	0	0
Nuveen Emerging Markets Debt Managed Accounts Portfolio [2]	0	0	0	0
Nuveen High Yield Managed Accounts Portfolio [2]	0	0	0	0
Nuveen Preferred Securities and Income Managed Accounts Portfolio [2]	0	0	0	0
Nuveen Securitized Credit Managed Accounts Portfolio [2]	0	0	0	0

Total	$—	$0	$0	$—

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

[1]	FYE changed from 10/31 to 07/31
[2]	Funds commenced operation on 11/1/2022.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended July 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Municipal Total Return Managed Accounts Portfolio	82	0	0	82
Nuveen Core Impact Bond Managed Accounts Portfolio [1]	0	0	0	0

Total	$82	$0	$0	$82

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

[1]	FYE changed from 10/31 to 07/31

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: October 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer
(principal executive officer)

Date: October 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: October 6, 2023